LVIP Dimensional International Core Equity Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.62%
Australia–6.99%
†A2B Australia Ltd.	7,280	$ 7,708
Accent Group Ltd.	23,197	29,451
Adairs Ltd.	13,303	29,700
Adbri Ltd.	25,861	58,021
AGL Energy Ltd.	16,999	97,941
†Ainsworth Game Technology Ltd.	6,705	5,745
†Alkane Resources Ltd.	24,815	21,298
†Alliance Aviation Services Ltd.	9,515	26,843
ALS Ltd.	19,345	192,094
Altium Ltd.	3,169	79,862
Alumina Ltd.	81,438	122,267
Alumina Ltd. ADR	1,900	11,286
†AMA Group Ltd.	41,131	10,843
†AMP Ltd.	271,448	194,715
Ampol Ltd.	11,372	258,347
Ansell Ltd.	8,176	156,779
APA Group	17,380	138,134
Appen Ltd.	3,936	20,130
ARB Corp. Ltd.	3,709	114,150
Aristocrat Leisure Ltd.	10,926	296,554
ASX Ltd.	1,403	85,345
Atlas Arteria Ltd.	26,764	130,257
AUB Group Ltd.	1,746	29,634
†Aurelia Metals Ltd.	66,930	24,601
Aurizon Holdings Ltd.	131,158	360,507
Austal Ltd.	23,948	33,811
Australia & New Zealand Banking Group Ltd.	40,473	829,332
†Australian Agricultural Co. Ltd.	17,102	20,860
Australian Ethical Investment Ltd.	4,085	21,924
Auswide Bank Ltd.	2,356	12,641
Baby Bunting Group Ltd.	5,130	19,739
Bank of Queensland Ltd.	42,853	276,226
Bapcor Ltd.	24,165	115,185
Beach Energy Ltd.	151,652	176,968
Bega Cheese Ltd.	21,396	76,538
Bell Financial Group Ltd.	20,472	19,750
Bendigo & Adelaide Bank Ltd.	36,945	282,443
BHP Group Ltd.	53,983	2,082,804
BHP Group Ltd. ADR	32,090	2,478,952
Blackmores Ltd.	679	38,121
BlueScope Steel Ltd.	25,945	403,447
Brambles Ltd.	39,140	288,839
Bravura Solutions Ltd.	9,938	13,167
Breville Group Ltd.	4,589	92,933
Brickworks Ltd.	6,412	116,475
BWX Ltd.	2,796	4,674
Capitol Health Ltd.	68,459	17,674
†Cardno Ltd.	1,002	1,256
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
carsales.com Ltd.	9,774	$ 151,314
Cedar Woods Properties Ltd.	3,769	13,117
Challenger Ltd.	36,923	184,992
Champion Iron Ltd.	17,449	101,890
CIMIC Group Ltd.	1,187	19,475
†City Chic Collective Ltd.	7,495	18,905
Cleanaway Waste Management Ltd.	104,872	240,549
Clinuvel Pharmaceuticals Ltd.	1,205	16,501
Cochlear Ltd.	1,094	182,655
Codan Ltd.	8,979	48,651
Coles Group Ltd.	21,012	280,835
Collins Foods Ltd.	10,696	83,848
Commonwealth Bank of Australia	16,292	1,283,034
Computershare Ltd.	12,854	236,245
†Cooper Energy Ltd.	81,617	17,733
†Corporate Travel Management Ltd.	2,896	50,992
Costa Group Holdings Ltd.	16,375	38,808
†Crown Resorts Ltd.	18,836	179,370
CSL Ltd.	4,667	931,732
CSR Ltd.	42,583	194,659
Data#3 Ltd.	9,337	41,049
†De Grey Mining Ltd.	21,671	18,851
†Decmil Group Ltd.	13,360	2,099
Dicker Data Ltd.	4,081	44,370
Domain Holdings Australia Ltd.	12,055	35,737
Domino's Pizza Enterprises Ltd.	2,023	131,685
Downer EDI Ltd.	54,415	218,314
Eagers Automotive Ltd.	8,934	94,228
†Eclipx Group Ltd.	23,440	44,026
Elanor Investor Group	7,930	12,235
Elders Ltd.	10,004	99,283
Emeco Holdings Ltd.	23,831	15,470
Endeavour Group Ltd.	18,667	101,545
†Energy World Corp. Ltd.	57,823	3,288
EQT Holdings Ltd.	668	13,709
Estia Health Ltd.	23,316	40,355
†EVENT Hospitality & Entertainment Ltd.	5,920	64,012
Evolution Mining Ltd.	62,037	204,754
†Flight Centre Travel Group Ltd.	3,933	57,539
Fortescue Metals Group Ltd.	75,557	1,161,450
G8 Education Ltd.	76,969	65,868
Genworth Mortgage Insurance Australia Ltd.	31,524	67,708
Gold Road Resources Ltd.	51,920	63,387
LVIP Dimensional International Core Equity Fund–1

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
GrainCorp Ltd. Class A	19,403	$ 122,792
GUD Holdings Ltd.	9,790	84,736
GWA Group Ltd.	14,929	27,676
Hansen Technologies Ltd.	12,748	54,756
Harvey Norman Holdings Ltd.	36,024	143,556
Healius Ltd.	37,929	123,691
HT&E Ltd.	22,200	31,812
HUB24 Ltd.	2,110	42,632
IDP Education Ltd.	5,166	120,905
IGO Ltd.	45,068	471,107
Iluka Resources Ltd.	26,111	219,627
Imdex Ltd.	35,738	72,374
Incitec Pivot Ltd.	103,501	292,982
Infomedia Ltd.	19,919	20,226
Inghams Group Ltd.	21,678	49,552
Insignia Financial Ltd.	47,661	130,966
Insurance Australia Group Ltd.	46,970	153,723
Integral Diagnostics Ltd.	13,026	38,278
†Integrated Research Ltd.	6,964	3,784
InvoCare Ltd.	5,180	46,262
IPH Ltd.	9,773	57,876
IRESS Ltd.	12,236	108,764
IVE Group Ltd.	13,275	21,159
JB Hi-Fi Ltd.	8,291	335,124
Johns Lyng Group Ltd.	9,443	61,127
Jupiter Mines Ltd.	61,368	11,953
†Karoon Energy Ltd.	32,907	52,847
Kelsian Group Ltd.	4,852	25,470
†Kogan.com Ltd.	2,826	11,938
Lendlease Corp. Ltd.	16,769	139,785
Lifestyle Communities Ltd.	4,358	55,116
Link Administration Holdings Ltd.	43,066	165,844
Lovisa Holdings Ltd.	4,119	57,198
†Lynas Rare Earths Ltd.	9,239	73,657
MA Financial Group Ltd.	1,772	10,621
MACA Ltd.	44,075	28,975
Macmahon Holdings Ltd.	102,720	14,989
Macquarie Group Ltd.	4,146	627,016
Magellan Financial Group Ltd.	4,427	52,372
†Mayne Pharma Group Ltd.	92,739	17,308
McMillan Shakespeare Ltd.	6,278	56,225
McPherson's Ltd.	9,847	6,926
Medibank Pvt Ltd.	88,856	204,149
Medusa Mining Ltd.	34,142	22,353
†Megaport Ltd.	1,980	20,649
†Mesoblast Ltd.	24,142	20,412
†Metals X Ltd.	32,061	16,539
Metcash Ltd.	75,171	254,484
†Mincor Resources NL	11,611	18,827
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Mineral Resources Ltd.	6,623	$ 261,080
†MMA Offshore Ltd.	44,718	20,399
Monadelphous Group Ltd.	7,774	63,554
Monash IVF Group Ltd.	25,246	22,410
Mount Gibson Iron Ltd.	40,070	19,193
Myer Holdings Ltd.	88,520	35,402
MyState Ltd.	6,959	25,985
†Nanosonics Ltd.	3,177	9,356
National Australia Bank Ltd.	45,481	1,094,950
†Nearmap Ltd.	17,555	19,239
Netwealth Group Ltd.	7,114	78,999
New Hope Corp. Ltd.	36,510	92,826
Newcrest Mining Ltd.	15,445	312,029
†NEXTDC Ltd.	11,112	95,731
nib holdings Ltd.	29,549	140,268
Nick Scali Ltd.	4,073	34,371
Nickel Mines Ltd.	54,205	51,346
Nine Entertainment Co. Holdings Ltd.	97,147	214,772
Northern Star Resources Ltd.	39,640	319,803
†Novonix Ltd.	3,323	15,212
NRW Holdings Ltd.	32,810	52,565
Nufarm Ltd.	27,327	128,749
Objective Corp. Ltd.	662	9,393
†OFX Group Ltd.	15,689	28,528
†OM Holdings Ltd.	23,197	15,697
†Omni Bridgeway Ltd.	13,858	39,064
oOh!media Ltd.	48,209	58,175
Orica Ltd.	20,454	243,361
Origin Energy Ltd.	42,203	196,443
Orora Ltd.	57,100	154,089
OZ Minerals Ltd.	26,883	536,125
Pact Group Holdings Ltd.	10,178	17,609
Peet Ltd.	38,309	33,540
Pendal Group Ltd.	18,409	63,485
PeopleIN Ltd.	6,013	18,120
Perenti Global Ltd.	37,686	21,055
Perpetual Ltd.	3,704	95,633
Perseus Mining Ltd.	96,454	141,685
†Pilbara Minerals Ltd.	13,139	31,041
Pinnacle Investment Management Group Ltd.	830	6,485
Platinum Asset Management Ltd.	14,872	24,409
†Praemium Ltd.	19,514	10,000
Premier Investments Ltd.	5,944	121,574
Pro Medicus Ltd.	2,911	105,456
Propel Funeral Partners Ltd.	3,978	13,792
PWR Holdings Ltd.	7,683	54,118
†Qantas Airways Ltd.	10,891	42,111
QBE Insurance Group Ltd.	32,554	279,161

LVIP Dimensional International Core Equity Fund–2

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Qube Holdings Ltd.	54,031	$ 125,911
Ramelius Resources Ltd.	60,311	65,257
Ramsay Health Care Ltd.	3,862	187,039
REA Group Ltd.	988	99,046
†Red 5 Ltd.	36,423	10,207
†Redbubble Ltd.	8,524	9,749
Reece Ltd.	4,944	69,609
Regis Healthcare Ltd.	6,738	10,891
Regis Resources Ltd.	71,547	113,342
†Reject Shop Ltd.	2,536	10,770
Reliance Worldwide Corp. Ltd.	27,799	87,774
†Resolute Mining Ltd.	69,900	17,377
†Retail Food Group Ltd.	179,663	9,411
Ridley Corp. Ltd.	36,736	46,398
Rio Tinto Ltd.	10,459	935,036
Sandfire Resources Ltd.	31,308	132,908
Santos Ltd.	93,678	543,127
SEEK Ltd.	3,994	87,958
Select Harvests Ltd.	8,680	34,665
Servcorp Ltd.	2,368	6,556
†Service Stream Ltd.	31,975	24,876
Seven Group Holdings Ltd.	4,272	67,451
†Seven West Media Ltd.	80,912	41,047
SG Fleet Group Ltd.	12,991	23,107
Sigma Healthcare Ltd.	68,311	26,325
†Silver Lake Resources Ltd.	76,609	123,867
Sims Ltd.	13,898	224,016
SmartGroup Corp. Ltd.	4,615	29,421
Sonic Healthcare Ltd.	17,161	453,089
South32 Ltd.	109,903	417,772
Southern Cross Media Group Ltd.	16,431	21,048
=,†SpeedCast International Ltd.	13,963	0
SRG Global Ltd.	36,425	17,558
St Barbara Ltd.	62,703	66,095
†Star Entertainment Group Ltd.	62,242	150,621
Steadfast Group Ltd.	26,652	94,912
Suncorp Group Ltd.	30,214	250,465
Sunland Group Ltd.	6,027	12,009
Super Retail Group Ltd.	14,826	113,891
†Superloop Ltd.	24,939	17,530
Symbio Holdings Ltd.	2,506	10,450
†Syrah Resources Ltd.	52,437	63,341
Tabcorp Holdings Ltd.	52,826	210,464
Tassal Group Ltd.	16,917	45,482
Technology One Ltd.	20,003	169,661
Telstra Corp. Ltd.	79,623	235,243
†Temple & Webster Group Ltd.	2,541	12,630
TPG Telecom Ltd.	17,504	78,767
Transurban Group	19,957	201,645
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Treasury Wine Estates Ltd.	14,589	$ 126,020
†Tuas Ltd.	11,966	16,142
†Tyro Payments Ltd.	4,134	5,354
United Malt Group Ltd.	20,933	59,113
†Uniti Group Ltd.	11,682	40,916
Virtus Health Ltd.	6,265	37,739
Vita Group Ltd.	17,064	4,469
Viva Energy Group Ltd.	60,349	105,618
†Webjet Ltd.	10,586	43,943
Wesfarmers Ltd.	12,973	486,806
†West African Resources Ltd.	41,007	38,437
†Western Areas Ltd.	25,101	68,128
Westgold Resources Ltd.	30,764	44,575
Westpac Banking Corp.	54,618	986,760
Whitehaven Coal Ltd.	73,441	228,055
WiseTech Global Ltd.	544	20,476
Woodside Petroleum Ltd.	26,965	648,007
Woolworths Group Ltd.	18,667	518,286
Worley Ltd.	16,705	161,377
Yancoal Australia Ltd.	3,195	10,713
†Zip Co. Ltd.	7,574	8,200
		36,536,714
Austria–0.52%
Agrana Beteiligungs AG	1,444	26,166
ANDRITZ AG	4,969	229,487
AT&S Austria Technologie & Systemtechnik AG	2,359	130,910
†BAWAG Group AG	5,665	285,851
Erste Group Bank AG	7,669	279,661
EVN AG	2,666	68,727
†Lenzing AG	820	83,631
Mayr Melnhof Karton AG	417	74,341
Oesterreichische Post AG	2,883	102,443
OMV AG	5,480	261,848
Palfinger AG	713	17,865
POLYTEC Holding AG	1,389	10,249
†Porr Ag	1,155	15,078
†Raiffeisen Bank International AG	10,645	151,127
Rosenbauer International AG	188	8,881
S IMMO AG	2,366	57,906
†Schoeller-Bleckmann Oilfield Equipment AG	676	36,354
Semperit AG Holding	457	11,520
Strabag SE	1,550	62,157
†Telekom Austria AG	13,782	106,539
UBM Development AG	240	10,939
UNIQA Insurance Group AG	11,282	89,491
Verbund AG	241	25,451

LVIP Dimensional International Core Equity Fund–3

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Austria (continued)
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,121	$ 80,964
voestalpine AG	9,005	267,955
Wienerberger AG	5,936	179,241
Zumtobel Group AG	1,947	15,788
		2,690,570
Belgium–1.18%
Ackermans & van Haaren NV	1,690	314,886
Ageas SA/NV	10,725	542,183
†AGFA-Gevaert NV	14,619	58,619
†Akka Technologies	858	46,490
Anheuser-Busch InBev SA/NV	13,979	835,778
Anheuser-Busch InBev SA/NV ADR	1,200	72,072
Atenor	154	9,983
Barco NV	1,171	25,761
Bekaert SA	3,277	128,223
†bpost SA	6,706	44,334
†Cie d'Entreprises CFE	740	103,927
Deceuninck NV	7,755	23,313
D'ieteren Group	2,548	429,039
Econocom Group SA/NV	6,908	30,602
Elia Group SA/NV	1,188	181,254
Etablissements Franz Colruyt NV	3,086	127,743
Euronav NV	19,454	206,119
EVS Broadcast Equipment SA	1,163	26,158
Exmar NV	2,088	13,667
Fagron	5,252	95,690
†Galapagos NV	3,623	225,104
†Greenyard NV	1,186	10,549
Immobel SA	390	31,274
Ion Beam Applications	2,113	40,592
Jensen-Group NV	278	9,749
KBC Group NV	5,230	375,248
†Kinepolis Group NV	664	40,154
Lotus Bakeries NV	34	177,690
Melexis NV	1,085	99,888
†Ontex Group NV	5,670	41,382
†Orange Belgium SA	1,748	37,066
†Picanol	88	6,600
Proximus SADP	10,015	186,493
Recticel SA	4,441	105,706
†Resilux	61	15,858
Sipef NV	408	29,713
Solvay SA	5,699	561,668
Telenet Group Holding NV	1,893	60,991
TER Beke SA	49	5,846
†Tessenderlo Group SA	1,566	56,625
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Belgium (continued)
UCB SA	1,516	$ 181,309
Umicore SA	7,923	342,490
Van de Velde NV	509	21,693
VGP NV	628	160,734
†X-Fab Silicon Foundries SE	2,501	19,211
		6,159,474
Britain–0.06%
Hargreaves Services PLC	2,415	18,146
Travis Perkins PLC	16,458	265,398
Wickes Group PLC	16,234	39,119
		322,663
Canada–11.82%
†5N Plus, Inc.	6,300	12,095
Absolute Software Corp.	1,400	11,815
Acadian Timber Corp.	800	12,191
†Advantage Energy Ltd.	16,293	113,516
Aecon Group, Inc.	5,100	69,229
Ag Growth International, Inc.	900	31,086
AGF Management Ltd. Class B	5,000	31,116
Agnico Eagle Mines Ltd.	20,453	1,252,076
†Aimia, Inc.	2,700	10,885
AirBoss of America Corp.	1,300	37,020
Alamos Gold, Inc. Class A	35,196	296,041
†Alcanna, Inc.	1,420	10,405
Algoma Central Corp.	1,600	22,141
Algonquin Power & Utilities Corp.	13,936	216,220
Alimentation Couche-Tard, Inc.	14,400	648,729
AltaGas Ltd.	19,534	437,509
Altius Minerals Corp.	3,600	69,400
Altus Group Ltd.	796	32,155
Amerigo Resources Ltd.	14,300	21,047
Andlauer Healthcare Group, Inc.	600	23,887
Andrew Peller Ltd. Class A	1,500	8,735
ARC Resources Ltd.	58,649	785,333
†Argonaut Gold, Inc.	16,363	32,068
†Aritzia, Inc.	5,300	216,341
Atco Ltd. Class I	2,800	96,152
†Athabasca Oil Corp.	26,708	43,369
†ATS Automation Tooling Systems, Inc.	3,100	111,835
†Aurora Cannabis, Inc.	9,319	37,273
†AutoCanada, Inc.	1,479	42,862
B2Gold Corp.	101,560	466,308
Badger Infrastructure Solution	2,900	72,978

LVIP Dimensional International Core Equity Fund–4

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Ballard Power Systems, Inc.	1,300	$ 15,132
Bank of Montreal	18,351	2,163,659
Bank of Nova Scotia	22,691	1,627,312
Barrick Gold Corp.	18,958	465,040
†Bausch Health Cos., Inc.	6,866	156,888
BCE, Inc.	1,982	109,912
Birchcliff Energy Ltd.	24,553	164,191
Bird Construction, Inc.	3,322	24,261
Black Diamond Group Ltd.	2,500	9,819
†BlackBerry Ltd.	7,039	52,406
BMTC Group, Inc.	600	7,190
†Bombardier, Inc. Class B	92,704	106,782
†Bonterra Energy Corp.	2,713	28,103
Boralex, Inc. Class A	5,966	193,371
Boyd Group Services, Inc.	315	41,719
†Bragg Gaming Group, Inc.	1,500	10,823
†Brookfield Asset Management Reinsurance Partners Ltd. Class A	15	858
Brookfield Asset Management, Inc. Class A	2,227	125,981
Brookfield Infrastructure Corp. Class A	4,443	335,282
BRP, Inc.	1,941	158,891
†CAE, Inc.	6,475	168,868
†Calfrac Well Services Ltd.	2,200	7,884
Calian Group Ltd.	600	33,169
Cameco Corp.	3,563	103,683
Canaccord Genuity Group, Inc.	8,726	86,203
Canacol Energy Ltd.	13,100	32,798
†Canada Goose Holdings, Inc.	3,868	101,844
Canadian Imperial Bank of Commerce	9,722	1,182,120
Canadian National Railway Co.	10,153	1,361,930
Canadian Natural Resources Ltd.	37,346	2,314,680
Canadian Pacific Railway Ltd.	6,215	512,986
Canadian Tire Corp. Ltd. Class A	1,644	248,227
Canadian Utilities Ltd. Class A	3,945	120,923
Canadian Western Bank	6,945	201,881
†Canfor Corp.	6,500	133,936
†Canfor Pulp Products, Inc.	2,900	12,434
†Canopy Growth Corp.	2,387	18,093
Capital Power Corp.	5,188	168,943
†Capstone Copper Corp.	24,643	139,364
†Cardinal Energy Ltd.	10,200	62,335
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Cascades, Inc.	8,787	$ 90,109
CCL Industries, Inc. Class B	5,600	252,642
†Celestica, Inc.	10,108	120,386
Cenovus Energy, Inc.	34,303	571,942
Centerra Gold, Inc.	17,827	175,254
CES Energy Solutions Corp.	18,401	35,326
†CGI, Inc.	6,359	507,270
China Gold International Resources Corp. Ltd.	14,900	53,157
CI Financial Corp.	16,000	254,177
Cogeco Communications, Inc.	1,566	129,624
Cogeco, Inc.	600	36,994
Colliers International Group, Inc.	555	72,372
Computer Modelling Group Ltd.	8,100	34,729
Constellation Software, Inc.	300	512,818
†Copper Mountain Mining Corp.	18,300	55,040
Corby Spirit & Wine Ltd.	700	9,732
Corus Entertainment, Inc. Class B	19,156	75,389
Crescent Point Energy Corp.	55,030	398,851
†Crew Energy, Inc.	5,725	23,722
†Cronos Group, Inc.	3,512	13,662
†Denison Mines Corp.	25,260	41,219
†Descartes Systems Group, Inc.	500	36,630
Dexterra Group, Inc.	2,620	16,473
Dollarama, Inc.	5,742	325,647
Doman Building Materials Group Ltd.	6,028	38,526
Dorel Industries, Inc. Class B	1,100	8,517
DREAM Unlimited Corp. Class A	4,119	164,081
Dundee Precious Metals, Inc.	10,800	64,447
Dynacor Gold Mines, Inc.	4,700	12,970
E-L Financial Corp. Ltd.	139	98,178
†Eldorado Gold Corp.	16,921	189,621
Emera, Inc.	4,709	233,425
Empire Co. Ltd.	6,970	247,210
Enbridge, Inc.	16,463	758,333
Enerflex Ltd.	7,900	50,617
Enerplus Corp.	21,688	275,438
Enghouse Systems Ltd.	3,200	101,159
†Ensign Energy Services, Inc.	13,872	38,282

LVIP Dimensional International Core Equity Fund–5

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Equinox Gold Corp.	22,920	$ 189,413
Equitable Group, Inc.	2,312	132,674
†ERO Copper Corp.	3,262	47,776
Evertz Technologies Ltd.	1,800	21,943
Exchange Income Corp.	1,608	55,026
Exco Technologies Ltd.	2,400	18,411
Extendicare, Inc.	8,400	52,746
Fairfax Financial Holdings Ltd.	1,278	697,224
Fiera Capital Corp.	3,700	30,899
Finning International, Inc.	11,000	331,192
First Majestic Silver Corp.	8,788	115,650
First Quantum Minerals Ltd.	27,119	938,856
FirstService Corp.	1,900	275,015
Fortis, Inc.	5,971	295,456
†Fortuna Silver Mines, Inc.	14,658	55,694
Franco-Nevada Corp.	407	64,925
†Frontera Energy Corp.	5,800	67,226
†Galiano Gold, Inc.	4,900	2,744
†GDI Integrated Facility Services, Inc.	600	25,917
George Weston Ltd.	2,950	363,278
GFL Environmental, Inc.	2,500	81,350
Gibson Energy, Inc.	11,272	225,503
Gildan Activewear, Inc.	9,982	374,172
†GoldMoney, Inc.	6,400	9,983
†Gran Tierra Energy, Inc.	33,675	52,796
Great-West Lifeco, Inc.	6,395	188,451
Hammond Power Solutions, Inc.	1,600	16,088
Hardwoods Distribution, Inc.	1,800	52,554
†Heroux-Devtek, Inc.	2,187	29,897
High Liner Foods, Inc.	2,452	26,753
Home Capital Group, Inc.	4,312	131,069
Hudbay Minerals, Inc.	19,063	149,702
Hydro One Ltd.	4,900	132,010
†i-80 Gold Corp.	9,398	25,860
iA Financial Corp., Inc.	7,323	445,244
†IAMGOLD Corp.	34,000	118,062
†IBI Group, Inc.	2,100	23,736
IGM Financial, Inc.	3,103	109,634
†Imperial Metals Corp.	3,600	10,827
Imperial Oil Ltd.	4,629	223,703
Information Services Corp.	1,000	19,878
Innergex Renewable Energy, Inc.	7,872	125,181
Intact Financial Corp.	2,030	299,949
Interfor Corp.	7,236	201,252
†International Petroleum Corp.	13,495	127,814
Intertape Polymer Group, Inc.	4,327	137,340
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Jamieson Wellness, Inc.	2,000	$ 55,753
†Journey Energy, Inc.	3,866	19,853
†Karora Resources, Inc.	8,800	44,769
K-Bro Linen, Inc.	800	21,623
†Kelt Exploration Ltd.	13,500	72,783
Keyera Corp.	10,894	276,152
†Kinaxis, Inc.	800	104,704
Kinross Gold Corp.	118,832	697,698
Lassonde Industries, Inc. Class A	400	45,630
Laurentian Bank of Canada	3,087	102,624
Leon's Furniture Ltd.	2,194	39,119
LifeWorks, Inc.	2,600	44,964
†Lightspeed Commerce, Inc.	1,100	33,517
Linamar Corp.	4,576	203,406
Loblaw Cos. Ltd.	4,733	424,707
†Lucara Diamond Corp.	28,465	15,255
†Lundin Gold, Inc.	1,100	9,195
Lundin Mining Corp.	50,809	514,938
Magellan Aerospace Corp.	1,000	7,879
Magna International, Inc.	14,849	954,939
†Mainstreet Equity Corp.	200	22,879
†Major Drilling Group International, Inc.	6,566	63,919
†Mandalay Resources Corp.	5,200	13,269
Manulife Financial Corp.	23,153	493,748
Maple Leaf Foods, Inc.	5,022	120,514
Martinrea International, Inc.	9,900	71,113
†MEG Energy Corp.	28,038	382,841
Methanex Corp.	4,115	224,508
Metro, Inc.	5,671	326,429
Morguard Corp.	186	20,508
†Mountain Province Diamonds, Inc.	4,500	3,168
MTY Food Group, Inc.	600	26,152
Mullen Group Ltd.	8,500	90,837
National Bank of Canada	13,725	1,052,087
Neo Performance Materials, Inc.	900	10,957
†New Gold, Inc.	59,077	107,271
NFI Group, Inc.	5,000	63,752
North American Construction Group Ltd.	2,400	34,702
North West Co., Inc.	3,800	116,418
Northland Power, Inc.	12,583	418,309
Nutrien Ltd.	8,317	864,750
†NuVista Energy Ltd.	9,000	76,095
†OceanaGold Corp.	50,766	112,484
Open Text Corp.	6,159	261,142
†Organigram Holdings, Inc.	5,865	9,736
Osisko Gold Royalties Ltd.	12,502	164,903

LVIP Dimensional International Core Equity Fund–6

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Pan American Silver Corp.	13,853	$ 378,111
Paramount Resources Ltd. Class A	5,950	148,542
Parex Resources, Inc.	13,860	284,373
Park Lawn Corp.	1,900	52,555
Parkland Corp.	9,221	272,688
Pason Systems, Inc.	5,362	65,666
Pembina Pipeline Corp.	13,224	497,191
Peyto Exploration & Development Corp.	14,495	147,020
PHX Energy Services Corp.	3,310	17,501
†Pine Cliff Energy Ltd.	9,500	8,663
Pizza Pizza Royalty Corp.	900	10,151
Polaris Infrastructure, Inc.	1,700	22,981
Pollard Banknote Ltd.	800	17,233
†Precision Drilling Corp.	1,755	129,890
Premium Brands Holdings Corp.	1,900	166,222
Quarterhill, Inc.	21,100	41,013
Quebecor, Inc. Class B	8,600	204,999
†Real Matters, Inc.	5,000	21,277
Restaurant Brands International, Inc.	6,132	358,082
†RF Capital Group, Inc.	446	6,168
Richelieu Hardware Ltd.	3,600	131,139
Ritchie Bros Auctioneers, Inc.	4,000	236,120
Rogers Communications, Inc. Class B	9,849	558,709
Rogers Sugar, Inc.	8,922	44,961
Royal Bank of Canada	36,419	4,013,736
Russel Metals, Inc.	6,029	159,725
Sandstorm Gold Ltd.	4,329	34,905
Saputo, Inc.	5,833	138,156
Secure Energy Services, Inc.	24,950	106,574
Shaw Communications, Inc. Class B	25,977	806,326
†ShawCor Ltd.	7,434	29,970
†Shopify, Inc. Class A	100	67,629
Sienna Senior Living, Inc.	3,200	39,189
†Sierra Wireless, Inc.	2,800	50,524
Sleep Country Canada Holdings, Inc.	2,800	65,423
SNC-Lavalin Group, Inc.	8,670	208,749
†Spin Master Corp.	1,781	61,330
Sprott, Inc.	455	22,859
SSR Mining, Inc.	18,197	395,673
Stantec, Inc.	4,736	237,520
Stelco Holdings, Inc.	2,870	119,355
Stella-Jones, Inc.	5,046	151,644
Sun Life Financial, Inc.	10,091	563,381
Suncor Energy, Inc.	44,648	1,455,078
†SunOpta, Inc.	4,163	20,898
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Superior Plus Corp.	11,700	$ 107,440
Tamarack Valley Energy Ltd.	31,060	123,231
†Taseko Mines Ltd.	18,300	42,158
TC Energy Corp.	6,936	391,329
Teck Resources Ltd. Class B	16,748	676,323
†TeraGo, Inc.	1,800	8,265
TerraVest Industries, Inc.	900	18,106
TFI International, Inc.	3,481	370,752
Thomson Reuters Corp.	515	56,058
Tidewater Midstream & Infrastructure Ltd.	18,184	18,909
TMX Group Ltd.	2,500	257,129
†Torex Gold Resources, Inc.	6,800	85,398
Toromont Industries Ltd.	4,300	407,625
Toronto-Dominion Bank	22,518	1,788,125
†Total Energy Services, Inc.	3,299	20,583
Tourmaline Oil Corp.	21,303	981,524
TransAlta Corp.	26,165	270,906
TransAlta Renewables, Inc.	4,264	63,031
Transcontinental, Inc. Class A	7,600	106,205
†Trican Well Service Ltd.	12,870	38,297
Tricon Residential, Inc.	9,816	156,016
†Trisura Group Ltd.	700	19,245
†Turquoise Hill Resources Ltd.	7,198	216,144
†Uni-Select, Inc.	3,100	75,631
Vermilion Energy, Inc.	14,557	305,900
VersaBank	900	10,439
Wajax Corp.	3,200	50,580
†Wesdome Gold Mines Ltd.	14,900	187,002
West Fraser Timber Co. Ltd.	7,135	587,280
Western Forest Products, Inc.	34,200	54,987
Westshore Terminals Investment Corp.	4,267	113,079
Wheaton Precious Metals Corp.	2,460	117,047
Whitecap Resources, Inc.	58,329	482,440
†WildBrain Ltd.	9,347	24,897
Winpak Ltd.	2,095	64,351
WSP Global, Inc.	2,616	347,175
Yamana Gold, Inc.	62,109	346,750
Yellow Pages Ltd.	2,300	24,359
		61,753,194
Chile–0.06%
†Aclara Resources, Inc.	3,033	1,771
Antofagasta PLC	14,207	308,703
		310,474

LVIP Dimensional International Core Equity Fund–7

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China–0.03%
Belimo Holding AG	260	$ 137,701
†Fosun Tourism Group	10,800	15,061
		152,762
Denmark–2.07%
†ALK-Abello AS	6,260	138,001
Alm Brand AS	49,790	85,205
Ambu AS Class B	656	9,657
AP Moller - Maersk AS Class A	52	153,524
AP Moller - Maersk AS Class B	66	198,328
†Bang & Olufsen AS	8,549	24,386
†Bavarian Nordic AS	4,301	108,534
†Better Collective AS	734	13,099
†Brodrene Hartmann AS	211	8,912
Carlsberg AS Class B	3,065	376,264
cBrain AS	389	12,047
Chemometec AS	710	86,245
Chr Hansen Holding AS	4,996	366,841
Coloplast AS Class B	1,356	205,351
Columbus AS	4,653	6,505
D/S Norden AS	2,354	82,138
Danske Bank AS	15,418	256,480
†Demant AS	6,212	281,124
Dfds AS	2,301	98,129
†Drilling Co. of 1972 AS	701	38,324
DSV AS	2,085	399,602
FLSmidth & Co. AS	3,466	90,485
†Genmab AS	1,490	538,118
GN Store Nord AS	5,520	270,570
H Lundbeck AS	4,889	112,648
†H+H International AS Class B	1,148	31,526
†ISS AS	10,565	187,756
Jeudan AS	246	10,061
†Jyske Bank AS	3,946	214,483
Matas AS	3,162	45,285
†Netcompany Group AS	1,147	75,588
†Nilfisk Holding AS	2,249	67,339
†NKT AS	2,918	131,677
†NNIT AS	488	6,875
Novo Nordisk AS ADR	2,700	299,835
Novo Nordisk AS Class B	24,610	2,729,645
Novozymes AS Class B	3,278	224,753
†NTG Nordic Transport Group AS Class A	143	8,641
Orsted AS	1,297	162,347
Pandora AS	5,028	478,989
Per Aarsleff Holding AS	1,112	43,163
Ringkjoebing Landbobank AS	2,114	268,391
ROCKWOOL International AS Class A	331	108,819
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
ROCKWOOL International AS Class B	458	$ 151,190
Royal Unibrew AS	3,551	331,755
†RTX AS	299	7,711
Scandinavian Tobacco Group AS Class A	5,273	112,438
Schouw & Co. AS	848	73,188
SimCorp AS	2,948	216,178
Solar AS Class B	701	77,004
SP Group AS	170	8,913
Spar Nord Bank AS	6,082	80,099
Sparekassen Sjaelland-Fyn AS	763	23,375
Sydbank AS	4,169	142,318
†Tivoli AS	204	26,173
Topdanmark AS	3,407	190,716
Tryg AS	13,042	317,112
†Zealand Pharma AS	1,529	23,498
		10,837,358
Faeroe Islands–0.07%
Vestas Wind Systems AS	12,997	381,264
		381,264
Finland–1.57%
Aktia Bank Oyj	3,682	44,300
Alandsbanken Abp Class B	968	39,625
Alma Media Oyj	1,259	13,524
Anora Group Oyj	1,138	11,078
Aspo Oyj	1,168	9,088
Atria Oyj	742	8,570
Cargotec Oyj Class B	3,471	131,844
Caverion Oyj	6,108	35,118
†Citycon Oyj	2,218	16,790
Elisa Oyj	6,877	414,729
†Enento Group Oyj	540	16,032
†Finnair Oyj	46,789	25,710
Fiskars OYJ Abp	2,492	59,093
Fortum Oyj	12,493	228,335
Harvia Oyj	658	26,224
Huhtamaki Oyj	6,975	242,648
Kemira Oyj	10,616	138,886
Kesko Oyj Class A	6,192	160,284
Kesko Oyj Class B	16,144	445,737
Kojamo Oyj	5,368	128,984
Kone Oyj Class B	6,887	360,397
Konecranes Oyj	4,282	131,453
Lassila & Tikanoja Oyj	2,818	33,694
Marimekko Oyj	454	38,082
Metsa Board Oyj Class B	13,239	134,039
Metso Outotec Oyj	26,300	221,701
†Musti Group Oyj	1,221	32,205
Neles Oyj	3,953	40,260
Neste Oyj	5,875	267,860

LVIP Dimensional International Core Equity Fund–8

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland (continued)
†Nokia Oyj	125,533	$ 691,312
†Nokia Oyj ADR	6,019	32,864
Nordea Bank Abp	33,511	344,920
Olvi Oyj Class A	1,276	50,134
Oriola Oyj Class B	10,932	22,784
Orion Oyj Class A	1,949	88,292
Orion Oyj Class B	7,894	358,520
†Outokumpu Oyj	33,170	176,594
Ponsse Oyj	944	34,185
†QT Group Oyj	745	102,901
Raisio Oyj Class V	2,991	8,824
Revenio Group Oyj	982	51,449
Sampo Oyj Class A	11,710	572,199
Sanoma Oyj	5,246	74,195
†Stockmann OYJ Abp Class B	1,585	3,241
Stora Enso Oyj Class R	29,203	572,888
Taaleri Oyj	1,347	21,011
Terveystalo Oyj	6,412	79,445
TietoEVRY Oyj	6,474	172,313
Tokmanni Group Corp.	5,246	86,895
UPM-Kymmene Oyj	17,892	584,263
Uponor Oyj	3,944	79,911
Vaisala Oyj Class A	1,389	66,303
Valmet Oyj	9,233	286,578
Wartsila OYJ Abp	15,057	137,483
†WithSecure Oyj	2,413	12,186
YIT Oyj	11,776	44,497
		8,212,477
France–7.48%
ABC arbitrage	1,320	10,850
†Accor SA	7,343	236,586
†Aeroports de Paris	579	86,583
Air Liquide SA	8,400	1,469,528
†Airbus SE	6,678	805,824
AKWEL	593	13,120
Albioma SA	2,638	127,981
ALD SA	7,147	95,017
Alstom SA	8,675	202,985
Alten SA	1,319	199,073
Amundi SA	1,422	97,237
Arkema SA	5,566	665,360
Assystem SA	625	29,454
†Atos SE	5,977	163,211
Aubay	366	24,257
AXA SA	22,429	656,594
Axway Software SA	477	8,865
Bastide le Confort Medical	242	10,793
†Beneteau SA	3,551	55,596
Bigben Interactive	1,625	26,629
BioMerieux	1,124	119,965
BNP Paribas SA	16,290	930,886
Boiron SA	873	37,326
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Bollore SE	36,931	$ 193,387
Bonduelle SCA	1,767	32,253
Bouygues SA	19,141	668,098
Bureau Veritas SA	10,892	310,540
Capgemini SE	3,061	679,245
Carrefour SA	44,535	969,173
†Casino Guichard Perrachon SA	2,697	49,655
Catana Group	1,510	15,295
CBo Territoria	2,578	10,856
†Cegedim SA	545	15,317
†CGG SA	51,187	57,773
Chargeurs SA	897	20,150
Cie de Saint-Gobain	14,932	888,459
†Cie des Alpes	1,197	17,720
Cie Generale des Etablissements Michelin SCA	8,858	1,200,396
Cie Plastic Omnium SA	4,354	79,051
CNP Assurances	7,632	183,736
†Coface SA	9,918	119,436
Credit Agricole SA	12,229	146,119
Danone SA	8,249	455,699
Dassault Aviation SA	1,136	179,394
Dassault Systemes SE	2,963	145,568
Derichebourg SA	9,326	97,187
Edenred	6,864	339,389
Eiffage SA	6,266	643,093
Electricite de France SA	15,157	142,266
Electricite de Strasbourg SA	55	6,480
†Elior Group SA	8,292	27,797
†Elis SA	17,185	253,225
Engie SA	46,684	613,754
†Eramet SA	660	107,760
†ESI Group	146	11,050
EssilorLuxottica SA	2,175	397,787
†Esso SA Francaise	184	5,862
†Etablissements Maurel et Prom SA	5,157	22,843
Eurazeo SE	2,356	198,077
Eutelsat Communications SA	17,127	186,049
Exel Industries Class A	95	7,756
Faurecia SE	11,184	290,825
Fnac Darty SA	1,886	96,689
Gaztransport Et Technigaz SA	1,672	186,813
Getlink SE	8,087	145,644
†GL Events	866	15,929
Groupe Crit	390	28,518
Guerbet	783	22,911
†Haulotte Group SA	610	2,783
Hermes International	366	518,017

LVIP Dimensional International Core Equity Fund–9

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
HEXAOM	195	$ 6,687
†ID Logistics Group	233	82,997
Imerys SA	2,970	127,425
Infotel SA	163	9,737
Interparfums SA	552	33,207
Ipsen SA	2,871	359,376
IPSOS	3,552	176,809
Jacquet Metals SACA	1,315	28,424
†JCDecaux SA	6,129	144,853
Kaufman & Broad SA	1,637	54,217
Kering SA	999	630,696
Korian SA	5,582	129,220
La Francaise des Jeux SAEM	3,595	142,623
†Lagardere SA	5,826	163,113
Lectra	1,962	93,250
Legrand SA	6,230	592,326
Linedata Services	218	10,056
LISI	2,070	49,577
LNA Sante SA	494	20,217
L'Oreal SA	965	385,464
LVMH Moet Hennessy Louis Vuitton SE	3,966	2,830,926
Maisons du Monde SA	3,382	65,013
Manitou BF SA	943	26,329
Manutan International	231	17,224
Mersen SA	1,714	63,430
Metropole Television SA	2,859	56,388
†Nacon SA	325	1,955
†Neoen SA	512	21,751
Nexans SA	2,567	240,221
Nexity SA	3,478	122,444
Oeneo SA	52	777
Orange SA	106,962	1,266,569
Orpea SA	2,643	114,690
Pernod Ricard SA	1,236	271,563
Pharmagest Interactive	113	10,802
Publicis Groupe SA	7,839	475,777
Quadient SA	2,522	47,340
†Rallye SA	1,545	6,035
Remy Cointreau SA	264	54,444
†Renault SA	11,533	301,473
Rexel SA	17,812	380,247
Robertet SA	45	43,857
Rothschild & Co.	2,741	108,384
Rubis SCA	4,691	137,882
Safran SA	1,033	121,621
Samse SA	6	1,407
Sanofi	9,974	1,019,738
Sartorius Stedim Biotech	457	187,102
Savencia SA	292	19,640
Schneider Electric SE	3,058	513,409
SCOR SE	14,330	460,787
SEB SA	1,763	245,869
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Seche Environnement SA	286	$ 22,432
†SMCP SA	2,424	18,433
Societe BIC SA	1,667	84,222
Societe Generale SA	18,511	496,230
Societe LDC SA	83	7,805
Societe pour l'Informatique Industrielle	665	33,020
Sodexo SA	4,088	332,665
†SOITEC	625	117,240
†Solocal Group	4,175	5,565
Somfy SA	487	78,558
Sopra Steria Group SACA	1,582	293,045
SPIE SA	10,196	241,159
Stef SA	359	39,714
Synergie SE	615	25,955
†Technicolor SA	4,632	17,422
†Technip Energies NV	10,199	124,368
Teleperformance	1,886	718,374
Television Francaise 1	5,220	50,620
Thales SA	4,491	562,433
Thermador Groupe	504	52,688
Totalenergies EP Gabon	103	20,148
TotalEnergies SE	57,977	2,933,608
TotalEnergies SE ADR	4,971	251,234
Trigano SA	757	110,242
†Ubisoft Entertainment SA	6,574	288,880
Valeo SA	19,292	356,342
†Vallourec SA	7,709	98,618
Veolia Environnement SA	10,027	321,500
Verallia SA	2,940	70,003
Vetoquinol SA	184	26,995
Vicat SA	1,860	63,040
Vilmorin & Cie SA	478	23,372
Vinci SA	15,121	1,544,952
Virbac SA	258	103,142
Vivendi SE	4,057	53,003
Wavestone	400	20,305
†Worldline SA	3,289	142,743
		39,104,987
Georgia–0.00%
TBC Bank Group PLC	794	11,473
		11,473
Germany–6.44%
1&1 AG	3,646	81,581
7C Solarparken AG	3,805	18,635
Aareal Bank AG	4,558	143,266
Adesso SE	209	42,781
adidas AG	2,130	496,345
†ADVA Optical Networking SE	4,994	75,528
All for One Group SE	186	13,569
Allgeier SE	430	21,401

LVIP Dimensional International Core Equity Fund–10

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Allianz SE	4,367	$ 1,042,875
Amadeus Fire AG	345	54,960
Atoss Software AG	302	59,576
Aurubis AG	2,910	346,411
BASF SE	20,466	1,167,800
Basler AG	197	21,638
†Bauer AG	1,332	13,554
Bayer AG	27,781	1,900,194
Bayerische Motoren Werke AG	10,926	944,198
BayWa AG	1,470	68,715
Bechtle AG	3,340	188,043
Beiersdorf AG	736	77,320
Bertrandt AG	393	19,211
bet-at-home.com AG	209	3,616
Bilfinger SE	2,641	100,295
†Borussia Dortmund GmbH & Co. KGaA	4,770	21,247
Brenntag SE	7,903	637,230
CANCOM SE	2,282	142,196
Carl Zeiss Meditec AG	443	71,357
CECONOMY AG	11,681	44,021
CENIT AG	409	5,847
Cewe Stiftung & Co. KGAA	635	63,982
†Commerzbank AG	65,572	498,275
CompuGroup Medical SE & Co. KgaA	1,663	101,334
†Continental AG	4,335	310,760
Covestro AG	17,209	866,565
CropEnergies AG	3,133	41,256
†CTS Eventim AG & Co. KGaA	2,200	149,418
†Daimler Truck Holding AG	12,900	357,781
†Delivery Hero SE	698	30,421
Dermapharm Holding SE	817	51,947
†Deutsche Bank AG	43,700	550,956
Deutsche Boerse AG	2,764	497,550
†Deutsche Lufthansa AG	26,137	210,781
Deutsche Post AG	16,284	777,591
Deutsche Telekom AG	106,576	1,984,885
Deutsche Telekom AG ADR	3,637	67,721
†Deutz AG	7,084	36,566
DIC Asset AG	2,395	38,257
Draegerwerk AG & Co. KGaA	351	18,906
Duerr AG	2,085	61,515
E.ON SE	76,253	885,918
Eckert & Ziegler Strahlen- und Medizintechnik AG	840	53,560
†EDAG Engineering Group AG	532	7,239
†ElringKlinger AG	2,669	25,250
Encavis AG	2,405	50,145
Energiekontor AG	647	62,237
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
EuroEyes International Eye Clinic Ltd.	9,000	$ 7,972
Evonik Industries AG	7,909	219,415
Fielmann AG	2,159	117,572
First Sensor AG	589	31,774
†flatexDEGIRO AG	2,364	47,582
†Francotyp-Postalia Holding AG Class A	282	842
†Fraport AG Frankfurt Airport Services Worldwide	2,790	154,659
Freenet AG	12,168	325,628
Fresenius Medical Care AG & Co. KGaA	7,027	470,885
Fresenius SE & Co. KGaA	16,582	608,832
FUCHS PETROLUB SE	2,470	70,216
GEA Group AG	5,797	237,604
Gerresheimer AG	2,539	185,466
†Gesco AG	598	15,800
GFT Technologies SE	1,564	71,312
†H&R GmbH & Co. KGaA	1,285	8,814
Hamburger Hafen und Logistik AG	2,777	49,397
Hannover Rueck SE	1,053	178,882
Hapag-Lloyd AG	593	205,760
Hawesko Holding AG	179	9,667
HeidelbergCement AG	4,652	263,648
†Heidelberger Druckmaschinen AG	22,239	58,115
†HelloFresh SE	4,936	221,546
Henkel AG & Co. KGaA	1,789	118,082
Hornbach Holding AG & Co. KGaA	973	122,652
HUGO BOSS AG	5,172	298,383
†Hypoport SE	189	71,345
Indus Holding AG	1,375	40,784
Infineon Technologies AG	7,603	257,210
Instone Real Estate Group SE	2,366	44,298
Jenoptik AG	2,725	81,987
JOST Werke AG	789	31,778
†K&S AG	17,258	519,233
KION Group AG	6,175	406,976
†Kloeckner & Co. SE	5,996	80,695
Knorr-Bremse AG	1,067	81,793
†Koenig & Bauer AG	1,264	29,223
Krones AG	723	60,053
KWS Saat SE & Co. KGaA	473	34,275
LANXESS AG	7,396	324,671
LEG Immobilien SE	2,629	299,385
Leifheit AG	726	21,351
†Leoni AG	1,918	19,403
†Manz AG	413	18,011
†Medigene AG	1,735	6,201

LVIP Dimensional International Core Equity Fund–11

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Mercedes-Benz Group AG	25,800	$ 1,810,889
Merck KGaA	1,283	267,935
†METRO AG	15,327	135,848
MLP SE	4,169	33,437
MTU Aero Engines AG	812	187,799
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,555	415,713
†Nagarro SE	732	115,577
Nemetschek SE	3,062	294,056
New Work SE	145	29,739
Nexus AG	743	44,276
†Nordex SE	5,315	92,041
Norma Group SE	2,359	67,737
OHB SE	563	22,923
PATRIZIA AG	1,823	34,405
Pfeiffer Vacuum Technology AG	280	53,479
PNE AG	4,798	55,512
ProSiebenSat.1 Media SE	18,951	241,392
PSI Software AG	901	38,673
Puma SE	3,767	320,353
†PVA TePla AG	1,053	30,617
†q.beyond AG	11,002	20,172
Rational AG	178	122,593
Rheinmetall AG	3,466	732,603
RWE AG	17,374	756,507
S&T AG	2,163	40,418
†SAF-Holland SE	3,803	31,997
†Salzgitter AG	2,683	124,323
SAP SE	6,064	672,062
Scout24 SE	2,339	133,351
Secunet Security Networks AG	79	36,526
Siemens AG	5,250	726,953
Siemens Healthineers AG	975	60,421
Siltronic AG	1,210	124,329
Sirius Real Estate Ltd.	25,251	41,596
†Sixt SE	833	112,242
SMA Solar Technology AG	531	22,039
Software AG	3,066	106,000
STRATEC SE	652	72,657
Stroeer SE & Co. KGaA	2,308	159,273
Suedzucker AG	6,783	87,288
†SUESS MicroTec SE	815	14,281
Surteco Group SE	396	13,128
Symrise AG	2,556	306,446
TAG Immobilien AG	7,659	173,429
Takkt AG	2,185	39,555
†Talanx AG	2,851	125,603
Technotrans SE	604	15,208
Telefonica Deutschland Holding AG	92,145	250,615
†thyssenkrupp AG	34,721	296,775
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Traffic Systems SE	421	$ 17,005
†TUI AG	6,914	21,858
United Internet AG	8,958	307,422
Varta AG	609	59,932
VERBIO Vereinigte BioEnergie AG	2,083	160,226
†Vitesco Technologies Group AG	1,970	78,150
Volkswagen AG	1,307	322,854
Vonovia SE	6,653	310,099
Vossloh AG	732	30,445
Wacker Chemie AG	1,267	215,642
Wacker Neuson SE	2,960	65,992
Washtec AG	765	40,460
†Westwing Group SE	241	2,970
Wuestenrot & Wuerttembergische AG	1,974	39,714
†Zalando SE	2,358	119,395
Zeal Network SE	481	19,182
		33,675,540
Greenland–0.13%
Ferguson PLC	5,075	687,560
		687,560
Guernsey–0.00%
=,†,πRaven Property Group Ltd.	26,309	0
		0
Hong Kong–2.33%
AIA Group Ltd.	197,400	2,061,227
†Apollo Future Mobility Group Ltd.	332,000	15,574
ASM Pacific Technology Ltd.	17,800	179,200
Bank of East Asia Ltd.	76,726	119,887
BOC Aviation Ltd.	16,200	127,253
BOC Hong Kong Holdings Ltd.	58,000	218,241
BOCOM International Holdings Co. Ltd.	59,000	8,566
=Brightoil Petroleum Holdings Ltd.	123,000	4,417
Budweiser Brewing Co. APAC Ltd.	20,200	53,341
=Burwill Holdings Ltd.	208,000	353
Cafe de Coral Holdings Ltd.	48,000	79,999
†Cathay Pacific Airways Ltd.	100,909	98,980
†Century City International Holdings Ltd.	124,000	5,429
†China Energy Development Holdings Ltd.	840,000	17,372

LVIP Dimensional International Core Equity Fund–12

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Chow Sang Sang Holdings International Ltd.	30,000	$ 34,615
†Chow Tai Fook Jewellery Group Ltd.	43,400	78,385
CITIC Telecom International Holdings Ltd.	159,000	58,378
CK Asset Holdings Ltd.	41,280	282,166
CK Hutchison Holdings Ltd.	49,180	359,624
CK Infrastructure Holdings Ltd.	17,000	113,642
CK Life Sciences International Holdings, Inc.	194,000	15,285
CLP Holdings Ltd.	23,500	228,652
Convenience Retail Asia Ltd.	48,000	6,107
Crystal International Group Ltd.	20,000	7,966
CSI Properties Ltd.	300,000	7,410
Dah Sing Banking Group Ltd.	44,000	38,860
Dah Sing Financial Holdings Ltd.	13,200	42,654
Eagle Nice International Holdings Ltd.	4,000	2,272
EC Healthcare	28,000	29,524
Emperor International Holdings Ltd.	106,000	11,096
†Esprit Holdings Ltd.	212,000	23,929
†ESR Cayman Ltd.	16,400	50,822
Fairwood Holdings Ltd.	6,000	11,616
Far East Consortium International Ltd.	121,967	41,284
First Pacific Co. Ltd.	172,000	69,494
†First Shanghai Investments Ltd.	16,000	319
Fountain SET Holdings Ltd.	66,000	11,633
Galaxy Entertainment Group Ltd.	6,000	35,504
Giordano International Ltd.	126,000	25,413
†Goodbaby International Holdings Ltd.	98,000	12,626
Great Eagle Holdings Ltd.	14,276	34,589
Guotai Junan International Holdings Ltd.	312,000	34,797
†Haitong International Securities Group Ltd.	204,864	36,681
Hang Lung Group Ltd.	52,000	109,946
Hang Lung Properties Ltd.	96,000	193,495
Hang Seng Bank Ltd.	9,900	190,404
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Hanison Construction Holdings Ltd.	16,639	$ 2,591
Henderson Land Development Co. Ltd.	30,412	126,241
HK Electric Investments & HK Electric Investments Ltd.	84,000	82,034
HKBN Ltd.	57,500	65,865
HKR International Ltd.	50,160	18,310
HKT Trust & HKT Ltd.	211,000	289,314
Hong Kong & China Gas Co. Ltd.	94,362	113,982
Hong Kong Exchanges & Clearing Ltd.	14,043	658,242
Hong Kong Technology Venture Co. Ltd.	17,000	15,007
†Hongkong & Shanghai Hotels Ltd.	43,044	45,734
Hongkong Land Holdings Ltd.	19,100	93,321
†Huafa Property Services Group Co. Ltd.	80,000	1,374
†Huasheng International Holding Ltd.	108,000	1,753
Hysan Development Co. Ltd.	21,000	61,392
†IGG, Inc.	87,000	41,220
†IRC Ltd.	298,000	7,910
ITC Properties Group Ltd.	32,819	4,315
Johnson Electric Holdings Ltd.	30,051	41,359
JS Global Lifestyle Co. Ltd.	29,000	33,708
K Wah International Holdings Ltd.	78,000	29,380
Karrie International Holdings Ltd.	52,000	9,798
Kerry Logistics Network Ltd.	62,000	141,626
Kerry Properties Ltd.	41,500	116,909
†Kingston Financial Group Ltd.	186,000	5,958
Kowloon Development Co. Ltd.	35,000	46,781
†Lai Sun Development Co. Ltd.	45,450	21,376
†Lai Sun Garment International Ltd.	21,457	9,916
†Landing International Development Ltd.	96,000	2,770
†Lifestyle International Holdings Ltd.	28,500	13,647
Liu Chong Hing Investment Ltd.	10,000	9,397
L'Occitane International SA	27,750	89,351

LVIP Dimensional International Core Equity Fund–13

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Luk Fook Holdings International Ltd.	30,000	$ 72,750
Man Wah Holdings Ltd.	120,400	130,240
†Mandarin Oriental International Ltd.	11,700	23,400
†Melco International Development Ltd.	53,000	48,333
†Melco Resorts & Entertainment Ltd. ADR	600	4,584
†Midland Holdings Ltd.	68,000	7,231
Miramar Hotel & Investment	13,000	20,741
†Modern Dental Group Ltd.	35,000	13,233
MTR Corp. Ltd.	15,438	83,138
†NagaCorp Ltd.	92,000	81,507
Nameson Holdings Ltd.	38,000	2,176
New World Development Co. Ltd.	73,769	299,292
†NewOcean Energy Holdings Ltd.	62,000	309
Nissin Foods Co. Ltd.	36,000	25,180
Orient Overseas International Ltd.	8,500	223,910
=Pacific Andes International Holdings Ltd.	338,000	1,182
Pacific Basin Shipping Ltd.	401,000	214,706
†Pacific Century Premium Developments Ltd.	37,368	2,345
Pacific Textiles Holdings Ltd.	82,000	37,999
PC Partner Group Ltd.	28,000	40,612
PCCW Ltd.	313,444	176,161
Perfect Medical Health Management Ltd.	15,000	9,211
Pico Far East Holdings Ltd.	58,000	8,028
Plover Bay Technologies Ltd.	24,000	9,848
Power Assets Holdings Ltd.	23,000	149,892
PRADA SpA	18,300	115,916
Public Financial Holdings Ltd.	24,000	7,432
†Regal Hotels International Holdings Ltd.	18,000	7,347
Regina Miracle International Holdings Ltd.	29,000	17,477
†Sa Sa International Holdings Ltd.	124,445	21,883
†Shangri-La Asia Ltd.	84,000	65,745
†Shenwan Hongyuan HK Ltd.	20,000	1,928
Singamas Container Holdings Ltd.	72,000	10,461
Sino Land Co. Ltd.	160,124	206,466
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
SITC International Holdings Co. Ltd.	97,000	$ 339,180
†SJM Holdings Ltd.	153,000	75,124
SmarTone Telecommunications Holdings Ltd.	33,500	17,820
Soundwill Holdings Ltd.	5,000	4,596
Stella International Holdings Ltd.	36,000	34,974
Sun Hung Kai Properties Ltd.	15,000	178,462
SUNeVision Holdings Ltd.	49,000	41,691
Swire Pacific Ltd. Class A	25,000	152,028
Swire Pacific Ltd. Class B	45,000	45,187
Swire Properties Ltd.	13,400	33,114
Tai Hing Group Holdings Ltd.	62,000	9,674
Tao Heung Holdings Ltd.	2,000	239
Techtronic Industries Co. Ltd.	24,500	392,526
†Television Broadcasts Ltd.	36,000	20,528
Texhong Textile Group Ltd.	9,500	11,726
Texwinca Holdings Ltd.	36,000	6,674
†Town Health International Medical Group Ltd.	336,000	15,442
Tradelink Electronic Commerce Ltd.	74,000	11,147
Transport International Holdings Ltd.	14,232	23,115
†Trendzon Holdings Group Ltd.	148,000	22,601
United Laboratories International Holdings Ltd.	98,000	51,253
=Untrade Gold Fin Holdings	80,000	0
Value Partners Group Ltd.	59,000	25,179
†Vitasoy International Holdings Ltd.	42,000	79,645
†VPower Group International Holdings Ltd.	11,052	1,353
VSTECS Holdings Ltd.	60,000	56,180
VTech Holdings Ltd.	12,100	87,835
Wang On Group Ltd.	1,220,000	10,864
WH Group Ltd.	632,341	397,082
Wharf Real Estate Investment Co. Ltd.	25,000	123,557
Wing Tai Properties Ltd.	16,000	8,579
Xinyi Glass Holdings Ltd.	98,000	234,971
YTO Express Holdings Ltd.	28,000	8,354
†Yue Yuen Industrial Holdings Ltd.	58,500	94,397
Zensun Enterprises Ltd.	55,000	25,979

LVIP Dimensional International Core Equity Fund–14

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
†Zhaobangji Properties Holdings Ltd.	112,000	$ 6,934
		12,178,281
Ireland–0.81%
AIB Group PLC	48,458	106,734
†Bank of Ireland Group PLC	63,663	404,840
†C&C Group PLC	20,973	54,000
†Cairn Homes PLC	36,288	49,858
†COSMO Pharmaceuticals NV	116	7,632
CRH PLC ADR	24,906	997,734
†Dalata Hotel Group PLC	7,555	33,097
DCC PLC	3,166	245,156
†FBD Holdings PLC	1,118	12,318
†Flutter Entertainment PLC	4,039	467,225
Glanbia PLC	7,809	90,593
†Glenveagh Properties PLC	42,689	55,373
Grafton Group PLC	12,744	163,023
†Hostelworld Group Plc	9,886	9,960
†Irish Continental Group PLC	13,703	58,741
James Hardie Industries PLC	8,834	265,003
Kerry Group PLC Class A	1,318	147,408
Keywords Studios PLC	341	11,736
Kingspan Group PLC	5,047	493,328
†Permanent TSB Group Holdings PLC	929	1,721
Smurfit Kappa Group PLC	12,570	558,326
		4,233,806
Isle Of Man–0.05%
†Entain PLC	12,640	270,762
		270,762
Israel–1.22%
Afcon Holdings Ltd.	294	20,453
AFI Properties Ltd.	893	53,287
Africa Israel Residences Ltd.	328	22,619
†Airport City Ltd.	3,084	70,170
†Alrov Properties & Lodgings Ltd.	323	21,748
Amot Investments Ltd.	3,705	27,759
Arad Ltd.	603	9,048
Ashtrom Group Ltd.	2,536	74,890
AudioCodes Ltd.	2,222	56,404
†Azorim-Investment Development & Construction Co. Ltd.	3,495	19,275
Azrieli Group Ltd.	254	22,315
Bank Hapoalim BM	19,205	190,142
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Bank Leumi Le-Israel BM	39,866	$ 429,464
†Bezeq The Israeli Telecommunication Corp. Ltd.	98,436	168,672
Big Shopping Centers Ltd.	238	36,749
Blue Square Real Estate Ltd.	300	25,646
†Brack Capital Properties NV	158	26,261
†Camtek Ltd.	1,050	32,389
†Cellcom Israel Ltd.	6,426	36,999
†Clal Insurance Enterprises Holdings Ltd.	4,306	101,033
Danel Adir Yeoshua Ltd.	298	54,825
Delek Automotive Systems Ltd.	3,464	53,320
†Delek Group Ltd.	768	111,182
Delta Galil Industries Ltd.	618	42,188
Dor Alon Energy in Israel 1988 Ltd.	819	31,180
Duniec Brothers Ltd.	208	13,685
Elbit Systems Ltd.	650	142,821
Electra Consumer Products 1970 Ltd.	515	30,465
Electra Ltd.	116	86,307
Electra Real Estate Ltd.	1,339	25,393
Energix-Renewable Energies Ltd.	6,392	24,394
†Enlight Renewable Energy Ltd.	14,426	33,779
†Equital Ltd.	1,783	75,687
First International Bank of Israel Ltd.	3,895	167,719
FMS Enterprises Migun Ltd.	399	14,503
Formula Systems 1985 Ltd.	762	76,301
Fox Wizel Ltd.	1,055	168,669
Gav-Yam Lands Corp. Ltd.	2,549	29,960
†Gilat Satellite Networks Ltd.	1,455	12,801
Hamat Group Ltd.	832	8,747
Harel Insurance Investments & Financial Services Ltd.	9,588	116,920
Hilan Ltd.	1,352	83,474
ICL Group Ltd.	17,105	203,337
IDI Insurance Co. Ltd.	511	17,345
Ilex Medical Ltd.	301	14,039
Infinya Ltd.	295	24,832
Inrom Construction Industries Ltd.	7,985	37,164
Isracard Ltd.	11,379	56,124
Israel Canada T.R Ltd.	3,989	21,775

LVIP Dimensional International Core Equity Fund–15

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Israel Discount Bank Ltd. Class A	43,546	$ 270,820
Israel Land Development - Urban Renewal Ltd.	991	15,999
Isras Investment Co. Ltd.	128	31,934
†Kamada Ltd.	634	3,526
Kerur Holdings Ltd.	403	10,713
M Yochananof & Sons Ltd.	297	19,500
Malam - Team Ltd.	1,739	51,496
Matrix IT Ltd.	2,451	63,887
Maytronics Ltd.	4,037	78,768
Mediterranean Towers Ltd.	4,876	16,510
Mega Or Holdings Ltd.	1,052	41,204
†Mehadrin Ltd.	38	2,149
Meitav Dash Investments Ltd.	2,844	15,384
†Menora Mivtachim Holdings Ltd.	2,003	49,428
Migdal Insurance & Financial Holdings Ltd.	29,788	53,104
Mivne Real Estate KD Ltd.	25,661	100,086
Mizrahi Tefahot Bank Ltd.	6,227	243,177
†Naphtha Israel Petroleum Corp. Ltd.	2,641	21,190
†Neto Malinda Trading Ltd.	834	40,565
Neto ME Holdings Ltd.	91	6,436
†Nice Ltd. Sponsored ADR	114	24,966
†Nova Ltd.	1,065	114,759
†Oil Refineries Ltd.	183,266	72,725
One Software Technologies Ltd.	1,800	31,176
†OPC Energy Ltd.	3,139	35,729
Palram Industries 1990 Ltd.	1,245	17,660
†Partner Communications Co. Ltd.	10,680	88,463
†Paz Oil Co. Ltd.	681	99,899
†Perion Network Ltd.	1,094	24,841
Phoenix Holdings Ltd.	12,304	161,515
Plasson Industries Ltd.	216	13,269
Plus500 Ltd.	6,766	124,845
Prashkovsky Investments & Construction Ltd.	354	17,079
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	557	44,416
Scope Metals Group Ltd.	396	20,104
Shapir Engineering & Industry Ltd.	3,710	36,832
†Shikun & Binui Ltd.	13,812	82,730
Shufersal Ltd.	9,132	82,588
Strauss Group Ltd.	2,412	71,861
Tadiran Group Ltd.	507	82,279
Tamar Petroleum Ltd.	6,761	19,878
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Telsys Ltd.	76	$ 4,001
†Teva Pharmaceutical Industries Ltd. ADR	40,582	381,065
TIV TAAM Holdings 1 Ltd.	2,570	7,157
†Tower Semiconductor Ltd.	5,841	282,704
YH Dimri Construction & Development Ltd.	672	62,229
		6,364,905
Italy–2.31%
A2A SpA	103,471	177,222
ACEA SpA	4,679	85,913
Amplifon SpA	7,582	337,436
Anima Holding SpA	20,240	90,301
†Aquafil SpA	1,318	9,568
†Arnoldo Mondadori Editore SpA	9,603	21,175
Ascopiave SpA	2,898	10,984
Assicurazioni Generali SpA	16,694	381,828
†Atlantia SpA	6,040	125,587
Avio SpA	2,148	25,193
Azimut Holding SpA	9,520	220,708
†Banca Carige SpA	7	6
Banca Generali SpA	3,118	115,366
Banca IFIS SpA	2,288	46,781
Banca Mediolanum SpA	12,806	108,820
†Banca Monte dei Paschi di Siena SpA	3,450	3,540
Banca Popolare di Sondrio SpA	34,148	139,459
Banco BPM SpA	134,908	397,393
Banco di Desio e della Brianza SpA	4,685	15,844
Be Shaping The Future SpA	10,569	38,081
BFF Bank SpA	10,088	74,884
†Biesse SpA	435	7,850
BPER Banca	87,370	152,384
Brembo SpA	9,934	110,591
†Brunello Cucinelli SpA	2,373	138,052
Buzzi Unicem SpA	8,545	158,127
Carel Industries SpA	2,350	59,986
Cementir Holding NV	2,477	18,692
†CIR SpA-Compagnie Industriali	42,425	19,078
CNH Industrial NV	46,719	735,861
Credito Emiliano SpA	7,868	51,728
Danieli & C Officine Meccaniche SpA	1,426	31,097
Danieli & C Officine Meccaniche SpA	4,178	66,648
Davide Campari-Milano NV	4,307	49,957
De' Longhi SpA	2,087	56,456
DiaSorin SpA	1,484	231,790

LVIP Dimensional International Core Equity Fund–16

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Digital Bros SpA	331	$ 9,390
doValue SpA	1,975	16,630
†Elica SpA	3,193	11,204
Emak SpA	9,453	14,675
†Enav SpA	4,778	22,034
Enel SpA	125,556	838,306
Eni SpA	65,787	959,386
ERG SpA	2,382	78,994
Esprinet SpA	1,533	16,171
Ferrari NV	1,901	414,151
†Fincantieri SpA	11,573	7,961
FinecoBank Banca Fineco SpA	10,895	165,278
Gefran SpA	845	9,300
†Geox SpA	789	777
Gruppo MutuiOnline SpA	1,221	43,512
Hera SpA	65,181	240,137
†Illimity Bank SpA	2,590	33,739
†IMMSI SpA	4,790	2,345
Infrastrutture Wireless Italiane SpA	8,182	91,591
†Intek Group SpA	24,066	14,057
Interpump Group SpA	748	37,482
Intesa Sanpaolo SpA	201,890	462,079
Iren SpA	40,187	106,461
Italgas SpA	26,577	170,504
†Iveco Group NV	9,343	61,497
†Juventus Football Club SpA	63,710	23,060
†La Doria SpA	2,117	38,548
†Leonardo SpA	19,643	195,196
LU-VE SpA	721	15,507
Maire Tecnimont SpA	9,843	33,870
Mediobanca Banca di Credito Finanziario SpA	27,877	281,711
†MFE-MediaForEurope NV Class A	31,335	21,968
MFE-MediaForEurope NV Class B	31,335	36,237
Moncler SpA	4,986	276,632
†Newlat Food SpA	1,500	10,126
Orsero SpA	801	12,450
†OVS SpA	25,902	55,899
Pharmanutra SpA	227	15,759
Piaggio & C SpA	13,390	37,711
Pirelli & C SpA	24,241	131,532
Poste Italiane SpA	17,919	203,212
†Prima Industrie SpA	237	4,440
Prysmian SpA	7,474	253,639
RAI Way SpA	7,667	47,928
Recordati Industria Chimica e Farmaceutica SpA	2,524	126,552
Reply SpA	1,161	190,747
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Rizzoli Corriere Della Sera Mediagroup SpA	17,359	$ 14,844
Sabaf SpA	510	12,587
†Safilo Group SpA	2,772	4,629
†Saipem SpA	25,640	32,319
†Salvatore Ferragamo SpA	4,152	78,202
†Saras SpA	40,141	30,690
†Servizi Italia SpA	1,444	2,909
Sesa SpA	667	108,922
SIT SpA	893	8,061
Snam SpA	23,121	133,328
SOL SpA	1,655	30,117
Technogym SpA	5,657	44,600
†Telecom Italia SpA	477,061	175,142
†Telecom Italia SpA	403,614	136,894
Terna - Rete Elettrica Nazionale	26,385	226,575
Tinexta Spa	1,206	35,032
†Tod's SpA	380	17,013
UniCredit SpA	43,091	464,854
Unieuro SpA	1,596	30,878
Unipol Gruppo SpA	32,825	180,044
UnipolSai Assicurazioni SpA	40,163	118,733
Webuild SpA	8,251	14,629
Wiit SpA	381	12,553
Zignago Vetro SpA	1,349	17,639
		12,085,965
Japan–21.06%
77 Bank Ltd.	4,800	60,351
A&D Co. Ltd.	2,600	20,432
ABC-Mart, Inc.	1,200	45,231
Achilles Corp.	800	8,278
Adastria Co. Ltd.	1,600	25,088
ADEKA Corp.	6,100	133,981
Ad-sol Nissin Corp.	1,300	17,503
Advan Group Co. Ltd.	1,400	10,292
Advantest Corp.	3,500	273,258
Adventure, Inc.	300	21,455
Aeon Co. Ltd.	12,600	268,663
Aeon Delight Co. Ltd.	1,500	37,277
Aeon Fantasy Co. Ltd.	1,000	15,729
Aeon Hokkaido Corp.	2,300	21,136
Aeon Mall Co. Ltd.	3,000	39,921
Aeria, Inc.	1,700	5,256
AGC, Inc.	12,900	515,424
Agro-Kanesho Co. Ltd.	800	7,611
Ahresty Corp.	1,900	5,833
Ai Holdings Corp.	2,000	27,875
Aica Kogyo Co. Ltd.	2,800	68,091
Aichi Bank Ltd.	600	22,191
Aichi Steel Corp.	1,200	23,543
Aichi Tokei Denki Co. Ltd.	1,500	19,115

LVIP Dimensional International Core Equity Fund–17

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Ain Holdings, Inc.	1,500	$ 77,943
Air Water, Inc.	12,600	176,940
Airport Facilities Co. Ltd.	2,700	11,960
Airtrip Corp.	400	9,752
Aisan Industry Co. Ltd.	2,000	11,857
Aisin Corp.	10,400	355,447
Ajinomoto Co., Inc.	9,800	278,151
Ajis Co. Ltd.	700	13,743
Akatsuki, Inc.	800	18,904
†Akebono Brake Industry Co. Ltd.	7,100	9,083
Akita Bank Ltd.	1,500	20,587
Albis Co. Ltd.	600	10,979
Alconix Corp.	1,500	17,064
Alfresa Holdings Corp.	10,800	149,706
Alinco, Inc.	2,100	14,906
Alleanza Holdings Co. Ltd.	1,600	12,739
Alpen Co. Ltd.	2,200	36,744
Alps Alpine Co. Ltd.	15,024	147,920
Alps Logistics Co. Ltd.	1,100	9,643
Altech Corp.	1,980	30,374
Amada Co. Ltd.	18,700	164,404
Amano Corp.	3,800	67,950
Amiyaki Tei Co. Ltd.	300	7,265
†ANA Holdings, Inc.	3,100	64,800
Anest Iwata Corp.	1,300	8,799
Anritsu Corp.	8,100	102,569
AOKI Holdings, Inc.	3,000	14,222
=,†Aomori Bank Ltd.	1,800	27,871
Aoyama Trading Co. Ltd.	3,400	18,681
Aoyama Zaisan Networks Co. Ltd.	1,300	13,099
Aozora Bank Ltd.	6,700	141,164
Arakawa Chemical Industries Ltd.	1,000	8,717
Arata Corp.	1,100	32,744
Arcland Sakamoto Co. Ltd.	1,000	12,367
Arcland Service Holdings Co. Ltd.	1,400	24,970
Arcs Co. Ltd.	3,600	62,422
Arealink Co. Ltd.	700	7,687
Argo Graphics, Inc.	800	19,978
ARTERIA Networks Corp.	1,900	20,344
As One Corp.	400	23,603
Asahi Co. Ltd.	1,900	20,641
Asahi Group Holdings Ltd.	6,500	236,733
Asahi Holdings, Inc.	6,600	122,057
Asahi Intecc Co. Ltd.	2,100	40,968
Asahi Kasei Corp.	76,800	664,285
Asahi Kogyosha Co. Ltd.	1,000	13,149
Asahi Net, Inc.	1,400	6,720
ASAHI YUKIZAI Corp.	1,500	24,500
Asanuma Corp.	500	20,407
Asia Pile Holdings Corp.	1,700	5,932
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Asics Corp.	9,100	$ 175,601
ASKA Pharmaceutical Holdings Co. Ltd.	2,200	22,654
ASKUL Corp.	2,000	26,253
Astellas Pharma, Inc.	7,300	114,062
Astena Holdings Co. Ltd.	2,300	8,346
†Atrae, Inc.	700	10,933
Aucnet, Inc.	1,200	15,613
Autobacs Seven Co. Ltd.	5,300	58,282
Avant Corp.	700	7,700
Avantia Co. Ltd.	1,400	9,710
Avex, Inc.	2,300	25,026
Awa Bank Ltd.	2,500	44,234
Axial Retailing, Inc.	1,600	41,901
Azbil Corp.	1,600	53,104
Bandai Namco Holdings, Inc.	2,800	212,323
Bando Chemical Industries Ltd.	4,300	30,966
Bank of Iwate Ltd.	1,400	21,121
Bank of Kochi Ltd.	500	3,097
Bank of Kyoto Ltd.	2,800	121,761
Bank of Nagoya Ltd.	700	16,465
Bank of Saga Ltd.	1,500	17,854
Bank of the Ryukyus Ltd.	3,500	22,711
Bank of Toyama Ltd.	500	8,666
Baroque Japan Ltd.	2,900	18,561
Base Co. Ltd.	300	15,455
BayCurrent Consulting, Inc.	500	180,989
Belc Co. Ltd.	900	39,992
Bell System24 Holdings, Inc.	3,000	33,672
Belluna Co. Ltd.	3,800	22,489
Benefit One, Inc.	3,600	75,554
Benesse Holdings, Inc.	5,200	95,408
†Bengo4.com, Inc.	600	19,103
Bic Camera, Inc.	6,700	59,370
BML, Inc.	1,700	42,886
Bourbon Corp.	500	9,241
BP Castrol KK	1,800	18,197
Br Holdings Corp.	2,000	5,234
†BrainPad, Inc.	900	9,516
Bridgestone Corp.	13,300	516,250
Broadband Tower, Inc.	9,400	16,657
Broadleaf Co. Ltd.	7,700	23,143
Brother Industries Ltd.	9,900	180,036
Bunka Shutter Co. Ltd.	4,300	34,573
Business Brain Showa-Ota, Inc.	700	8,472
Calbee, Inc.	4,500	86,763
Can Do Co. Ltd.	100	1,829
Canon Electronics, Inc.	1,900	24,877

LVIP Dimensional International Core Equity Fund–18

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Canon Marketing Japan, Inc.	3,000	$ 61,620
Canon, Inc.	10,200	248,615
Capcom Co. Ltd.	5,200	126,070
Careerlink Co. Ltd.	700	8,301
Carlit Holdings Co. Ltd.	2,400	12,938
Carta Holdings, Inc.	500	9,745
Casa, Inc.	2,700	18,535
Casio Computer Co. Ltd.	9,600	109,896
Cawachi Ltd.	1,200	22,063
†CellSource Co. Ltd.	600	14,235
Central Automotive Products Ltd.	500	10,252
Central Glass Co. Ltd.	2,700	45,953
Central Japan Railway Co.	1,100	143,433
Central Security Patrols Co. Ltd.	900	18,403
Central Sports Co. Ltd.	600	11,467
Ceres, Inc.	1,000	13,192
Charm Care Corp. KK	3,000	27,038
Chiba Bank Ltd.	24,100	141,701
Chiba Kogyo Bank Ltd.	4,900	10,490
Chilled & Frozen Logistics Holdings Co. Ltd.	1,400	13,742
†Chiyoda Corp.	7,600	29,075
Chori Co. Ltd.	700	10,053
Chubu Electric Power Co., Inc.	10,800	111,778
Chubu Shiryo Co. Ltd.	1,700	13,707
Chuetsu Pulp & Paper Co. Ltd.	800	6,206
Chugai Pharmaceutical Co. Ltd.	7,600	253,600
Chugai Ro Co. Ltd.	300	3,932
Chugoku Bank Ltd.	12,500	89,017
Chugoku Electric Power Co., Inc.	9,500	66,060
Chugoku Marine Paints Ltd.	4,600	33,979
Chukyo Bank Ltd.	700	9,143
CI Takiron Corp.	4,000	17,792
Citizen Watch Co. Ltd.	20,800	88,135
CKD Corp.	2,600	39,672
CK-San-Etsu Co. Ltd.	700	21,941
CMIC Holdings Co. Ltd.	800	9,992
CMK Corp.	2,400	12,077
Coca-Cola Bottlers Japan Holdings, Inc.	9,475	111,654
Colowide Co. Ltd.	3,500	50,793
Computer Engineering & Consulting Ltd.	1,800	18,825
COMSYS Holdings Corp.	6,400	139,367
Comture Corp.	1,000	25,166
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Concordia Financial Group Ltd.	46,169	$ 171,825
CONEXIO Corp.	1,700	19,486
Cosmo Energy Holdings Co. Ltd.	4,600	98,537
Cosmos Pharmaceutical Corp.	600	72,719
Cota Co. Ltd.	880	10,230
CRE, Inc.	500	7,322
Create Restaurants Holdings, Inc.	4,200	24,832
Create SD Holdings Co. Ltd.	1,300	34,116
Creek & River Co. Ltd.	1,100	18,375
Cresco Ltd.	900	14,406
CTI Engineering Co. Ltd.	1,000	18,593
CTS Co. Ltd.	2,700	18,551
Curves Holdings Co. Ltd.	3,600	20,730
CyberAgent, Inc.	10,400	128,696
Cybernet Systems Co. Ltd.	1,700	10,287
Cybozu, Inc.	2,000	22,526
Dai Nippon Toryo Co. Ltd.	2,000	12,818
†Daibiru Corp.	2,100	37,734
Daicel Corp.	22,600	150,645
Dai-Dan Co. Ltd.	1,400	24,007
Daido Metal Co. Ltd.	3,800	17,681
Daido Steel Co. Ltd.	2,200	66,121
Daifuku Co. Ltd.	1,500	107,027
Daihatsu Diesel Manufacturing Co. Ltd.	2,100	8,705
Daihen Corp.	800	27,552
Daiho Corp.	1,000	36,972
Dai-Ichi Cutter Kogyo KK	2,400	26,568
Daiichi Jitsugyo Co. Ltd.	600	20,998
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	1,000	8,198
Dai-ichi Life Holdings, Inc.	11,500	233,689
Daiichi Sankyo Co. Ltd.	3,800	82,981
Daiken Corp.	800	14,180
Daiken Medical Co. Ltd.	2,500	10,423
Daiki Aluminium Industry Co. Ltd.	3,000	38,356
Daikin Industries Ltd.	2,600	472,170
Daikokutenbussan Co. Ltd.	800	33,949
Daikyonishikawa Corp.	4,000	17,635
Dainichi Co. Ltd.	1,600	8,677
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	600	10,082
Daio Paper Corp.	6,400	82,670
Daiseki Co. Ltd.	1,200	45,136
Daishi Hokuetsu Financial Group, Inc.	3,050	62,141
Daishinku Corp.	1,000	9,733

LVIP Dimensional International Core Equity Fund–19

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daito Pharmaceutical Co. Ltd.	900	$ 21,028
Daito Trust Construction Co. Ltd.	1,900	201,674
Daitron Co. Ltd.	800	12,302
Daiwa House Industry Co. Ltd.	18,600	484,877
Daiwa Securities Group, Inc.	37,700	213,258
Daiwabo Holdings Co. Ltd.	7,800	104,537
DCM Holdings Co. Ltd.	9,200	79,415
Denka Co. Ltd.	5,500	152,381
Densan System Holdings Co. Ltd.	500	10,557
Denso Corp.	3,900	248,820
Dentsu Group, Inc.	2,400	98,079
Denyo Co. Ltd.	1,100	14,710
Dexerials Corp.	4,700	126,807
Diamond Electric Holdings Co. Ltd.	700	5,975
DIC Corp.	6,100	124,640
Digital Arts, Inc.	900	54,115
Digital Garage, Inc.	2,100	78,455
Digital Hearts Holdings Co. Ltd.	1,000	14,540
Digital Holdings, Inc.	1,200	13,650
Dip Corp.	3,200	87,276
Direct Marketing MiX, Inc.	1,500	22,355
Disco Corp.	700	195,746
DKS Co. Ltd.	600	13,510
DMG Mori Co. Ltd.	9,200	124,623
Doutor Nichires Holdings Co. Ltd.	1,900	23,676
Dowa Holdings Co. Ltd.	4,200	191,949
DTS Corp.	2,200	48,101
Duskin Co. Ltd.	2,700	59,365
DyDo Group Holdings, Inc.	300	11,568
Eagle Industry Co. Ltd.	2,500	19,904
Earth Corp.	1,000	45,561
East Japan Railway Co.	2,500	144,694
Ebara Corp.	1,500	83,207
Ebara Foods Industry, Inc.	500	11,540
Ebara Jitsugyo Co. Ltd.	1,200	24,100
Ebase Co. Ltd.	1,200	5,572
Eco's Co. Ltd.	1,500	25,020
EDION Corp.	6,600	61,279
EF-ON, Inc.	960	4,617
eGuarantee, Inc.	2,400	39,991
E-Guardian, Inc.	700	17,343
Ehime Bank Ltd.	2,500	19,031
Eidai Co. Ltd.	3,200	7,627
Eiken Chemical Co. Ltd.	2,300	32,454
Eisai Co. Ltd.	1,400	64,860
Elan Corp.	1,800	15,842
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Elecom Co. Ltd.	4,000	$ 48,045
Electric Power Development Co. Ltd.	5,700	81,408
Elematec Corp.	1,500	12,749
Endo Lighting Corp.	1,600	12,208
ENEOS Holdings, Inc.	211,950	792,422
Enigmo, Inc.	2,400	12,672
en-japan, Inc.	2,900	69,533
eRex Co. Ltd.	2,300	32,472
ES-Con Japan Ltd.	1,800	12,011
ESPEC Corp.	900	14,405
Exedy Corp.	2,000	25,694
EXEO Group, Inc.	6,300	116,183
Ezaki Glico Co. Ltd.	2,800	85,438
FALCO HOLDINGS Co. Ltd.	900	14,780
Fancl Corp.	2,700	60,142
FANUC Corp.	700	122,857
Fast Retailing Co. Ltd.	700	358,860
FCC Co. Ltd.	2,600	28,470
†FDK Corp.	1,200	8,467
Feed One Co. Ltd.	1,840	10,087
Ferrotec Holdings Corp.	2,600	57,821
FIDEA Holdings Co. Ltd.	1,800	18,659
FINDEX, Inc.	1,400	8,068
First Bank of Toyama Ltd.	3,100	8,004
First Brothers Co. Ltd.	1,700	11,710
First Juken Co. Ltd.	1,000	10,135
Fixstars Corp.	1,500	10,154
FJ Next Holdings Co. Ltd.	1,500	12,136
Food & Life Cos. Ltd.	5,900	164,563
FP Corp.	2,600	61,976
France Bed Holdings Co. Ltd.	1,400	9,906
F-Tech, Inc.	1,100	4,886
Fudo Tetra Corp.	1,890	23,523
Fuji Co. Ltd.	1,400	26,548
Fuji Corp.	4,900	76,742
Fuji Corp. Ltd.	3,100	15,640
Fuji Electric Co. Ltd.	3,600	179,427
Fuji Kyuko Co. Ltd.	1,400	44,603
†Fuji Oil Co. Ltd.	6,500	14,106
Fuji Oil Holdings, Inc.	3,300	53,512
Fuji Pharma Co. Ltd.	700	5,628
Fuji Seal International, Inc.	2,700	36,916
Fuji Soft, Inc.	1,000	50,193
Fujibo Holdings, Inc.	1,300	36,682
Fujicco Co. Ltd.	1,300	20,561
FUJIFILM Holdings Corp.	3,600	219,744
Fujikura Composites, Inc.	1,400	8,235
Fujikura Kasei Co. Ltd.	1,700	6,344
†Fujikura Ltd.	24,000	121,476
Fujimi, Inc.	400	21,791

LVIP Dimensional International Core Equity Fund–20

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Fujimori Kogyo Co. Ltd.	900	$ 27,463
Fujisash Co. Ltd.	13,300	7,838
†Fujita Kanko, Inc.	600	11,534
Fujitec Co. Ltd.	2,100	53,925
Fujitsu General Ltd.	2,800	54,481
Fujitsu Ltd.	3,200	479,442
Fujiya Co. Ltd.	600	11,964
FuKoKu Co. Ltd.	1,800	13,590
Fukuda Corp.	400	14,738
Fukuda Denshi Co. Ltd.	700	44,721
Fukui Bank Ltd.	1,800	20,696
Fukui Computer Holdings, Inc.	500	13,243
Fukuoka Financial Group, Inc.	8,700	167,874
Fukushima Bank Ltd.	1,600	2,986
Fukushima Galilei Co. Ltd.	700	21,926
Fukuyama Transporting Co. Ltd.	2,400	71,476
FULLCAST Holdings Co. Ltd.	1,600	34,068
Funai Soken Holdings, Inc.	2,300	41,405
Furukawa Battery Co. Ltd.	2,300	24,016
Furukawa Co. Ltd.	3,300	34,699
Furukawa Electric Co. Ltd.	5,600	99,276
Furuno Electric Co. Ltd.	2,500	20,706
Furuya Metal Co. Ltd.	600	50,106
Furyu Corp.	2,700	24,248
Fuso Chemical Co. Ltd.	1,200	44,092
Fuso Pharmaceutical Industries Ltd.	400	7,155
Futaba Industrial Co. Ltd.	7,100	21,075
Future Corp.	4,000	56,379
G-7 Holdings, Inc.	3,200	43,175
Gakken Holdings Co. Ltd.	2,200	17,162
Gakkyusha Co. Ltd.	900	11,412
Gecoss Corp.	900	5,905
Genky DrugStores Co. Ltd.	1,300	48,168
Geo Holdings Corp.	3,500	35,888
Geostr Corp.	1,400	3,677
GLOBERIDE, Inc.	1,400	32,999
Glory Ltd.	4,300	72,667
GMO Financial Holdings, Inc.	2,700	18,122
GMO GlobalSign Holdings KK	800	40,143
GMO internet, Inc.	4,400	99,904
GMO Payment Gateway, Inc.	1,100	112,064
†Godo Steel Ltd.	1,200	12,975
Goldwin, Inc.	1,200	60,689
Golf Digest Online, Inc.	2,300	18,562
Good Com Asset Co. Ltd.	900	7,657
gremz, Inc.	100	1,830
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
GS Yuasa Corp.	6,100	$ 115,895
G-Tekt Corp.	1,700	17,706
Gunma Bank Ltd.	28,900	83,297
Gunze Ltd.	1,100	33,566
H.U. Group Holdings, Inc.	4,000	94,999
H2O Retailing Corp.	7,100	49,046
HABA Laboratories, Inc.	400	7,083
Hachijuni Bank Ltd.	28,400	94,097
Hagihara Industries, Inc.	1,300	11,991
Hagiwara Electric Holdings Co. Ltd.	400	6,601
Hakudo Co. Ltd.	1,100	23,088
Hakuhodo DY Holdings, Inc.	8,800	110,466
Hakuto Co. Ltd.	1,300	25,844
Halows Co. Ltd.	800	19,836
Hamakyorex Co. Ltd.	1,800	42,086
Hamamatsu Photonics KK	2,500	132,782
Hankyu Hanshin Holdings, Inc.	6,100	176,301
Hanwa Co. Ltd.	3,300	87,010
Happinet Corp.	800	9,869
Hard Off Corp. Co. Ltd.	2,100	13,295
Harima Chemicals Group, Inc.	1,400	9,131
Harmonic Drive Systems, Inc.	500	17,171
Haseko Corp.	20,600	236,608
Hashimoto Sogyo Holdings Co. Ltd.	700	10,912
Hazama Ando Corp.	15,000	110,855
Heiwa Corp.	4,700	70,007
Heiwa Real Estate Co. Ltd.	2,200	71,250
Heiwado Co. Ltd.	3,300	51,180
Hikari Tsushin, Inc.	500	56,843
Hino Motors Ltd.	7,800	45,597
Hioki EE Corp.	600	34,252
Hirakawa Hewtech Corp.	600	5,689
Hirano Tecseed Co. Ltd.	700	11,812
Hirata Corp.	400	17,534
Hirogin Holdings, Inc.	22,300	117,506
Hiroshima Gas Co. Ltd.	2,000	5,495
Hisamitsu Pharmaceutical Co., Inc.	2,000	59,553
Hitachi Construction Machinery Co. Ltd.	3,700	95,870
Hitachi Ltd.	27,400	1,371,210
†Hitachi Metals Ltd.	2,500	41,826
Hitachi Transport System Ltd.	2,300	126,186
Hitachi Zosen Corp.	13,400	81,377
Hochiki Corp.	1,300	13,118
Hodogaya Chemical Co. Ltd.	400	14,291

LVIP Dimensional International Core Equity Fund–21

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hogy Medical Co. Ltd.	1,600	$ 42,349
Hokkaido Coca-Cola Bottling Co. Ltd.	200	6,646
Hokkaido Electric Power Co., Inc.	9,500	37,633
Hokkaido Gas Co. Ltd.	800	9,653
Hokkan Holdings Ltd.	800	8,534
Hokko Chemical Industry Co. Ltd.	2,100	16,013
Hokkoku Financial Holdings, Inc.	1,900	47,445
Hokuetsu Corp.	9,600	54,470
Hokuetsu Industries Co. Ltd.	2,000	14,296
Hokuhoku Financial Group, Inc.	9,900	71,897
Hokuriku Electric Power Co.	7,900	34,397
Hokuto Corp.	1,200	18,744
Honda Motor Co. Ltd.	25,900	734,157
Honda Motor Co. Ltd. ADR	5,637	159,302
Honda Tsushin Kogyo Co. Ltd.	3,000	11,758
H-One Co. Ltd.	800	3,971
Honeys Holdings Co. Ltd.	2,300	19,634
Honma Golf Ltd.	17,500	6,993
Hoosiers Holdings	2,900	15,452
Horiba Ltd.	2,300	125,327
Hoshizaki Corp.	500	34,300
Hosokawa Micron Corp.	1,200	26,182
House Foods Group, Inc.	2,400	56,879
Howa Machinery Ltd.	1,300	8,548
Hoya Corp.	5,000	569,789
†HS Holdings Co. Ltd.	1,600	16,997
Hulic Co. Ltd.	14,900	133,674
Hyakugo Bank Ltd.	16,800	45,868
Hyakujushi Bank Ltd.	2,400	32,438
Ibiden Co. Ltd.	1,900	92,629
IBJ, Inc.	1,500	9,762
Ichigo, Inc.	17,500	45,014
Ichiken Co. Ltd.	800	12,181
Ichikoh Industries Ltd.	2,000	6,703
Ichinen Holdings Co. Ltd.	2,500	26,593
Ichiyoshi Securities Co. Ltd.	4,600	23,243
IDEA Consultants, Inc.	700	10,238
Idec Corp.	2,000	41,755
Idemitsu Kosan Co. Ltd.	15,096	416,129
IDOM, Inc.	9,500	56,493
Ihara Science Corp.	1,200	19,591
IHI Corp.	10,000	238,915
Iida Group Holdings Co. Ltd.	4,000	68,964
Iino Kaiun Kaisha Ltd.	10,000	67,025
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
IJTT Co. Ltd.	2,700	$ 11,838
IMAGICA GROUP, Inc.	1,900	11,024
Imura Envelope Co., Inc.	1,100	7,634
Imuraya Group Co. Ltd.	800	14,811
Inaba Denki Sangyo Co. Ltd.	2,500	50,700
Inaba Seisakusho Co. Ltd.	900	9,744
Inabata & Co. Ltd.	3,500	59,028
Inageya Co. Ltd.	900	9,948
I-Net Corp.	1,100	11,473
Infocom Corp.	1,700	29,257
Infomart Corp.	11,600	61,936
Information Services International-Dentsu Ltd.	1,800	57,330
INFRONEER Holdings, Inc.	15,140	129,215
Innotech Corp.	4,500	50,606
Inpex Corp.	27,800	326,854
Insource Co. Ltd.	700	13,225
Intage Holdings, Inc.	2,000	27,963
Inter Action Corp.	900	15,802
Internet Initiative Japan, Inc.	3,900	129,530
I-PEX, Inc.	900	10,727
IR Japan Holdings Ltd.	800	28,190
Iriso Electronics Co. Ltd.	1,100	29,853
ISB Corp.	1,100	10,129
Iseki & Co. Ltd.	2,300	24,300
Isetan Mitsukoshi Holdings Ltd.	18,200	143,233
Ishihara Sangyo Kaisha Ltd.	2,600	22,699
Isuzu Motors Ltd.	25,700	331,993
Itfor, Inc.	1,600	10,262
ITmedia, Inc.	600	8,771
Ito En Ltd.	900	44,177
ITOCHU Corp.	33,000	1,116,256
Itochu Enex Co. Ltd.	6,000	50,455
Itochu Techno-Solutions Corp.	2,100	53,643
Itochu-Shokuhin Co. Ltd.	300	11,942
Itoham Yonekyu Holdings, Inc.	12,400	65,852
Itoki Corp.	4,300	12,197
IwaiCosmo Holdings, Inc.	2,000	21,752
Iwaki Co. Ltd.	2,000	17,884
Iwasaki Electric Co. Ltd.	900	16,764
Iwatani Corp.	3,500	147,504
Iyo Bank Ltd.	19,400	94,562
Izumi Co. Ltd.	2,700	71,088
J Front Retailing Co. Ltd.	18,400	149,269
J Trust Co. Ltd.	7,800	22,344
JAC Recruitment Co. Ltd.	1,300	19,636

LVIP Dimensional International Core Equity Fund–22

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
JANOME Corp.	1,000	$ 6,003
†Japan Airlines Co. Ltd.	3,600	67,116
†Japan Airport Terminal Co. Ltd.	700	31,883
Japan Aviation Electronics Industry Ltd.	4,000	64,796
Japan Cash Machine Co. Ltd.	2,400	13,163
†Japan Communications, Inc.	7,800	13,491
Japan Electronic Materials Corp.	1,200	20,369
Japan Elevator Service Holdings Co. Ltd.	5,100	66,019
Japan Exchange Group, Inc.	13,900	258,094
Japan Investment Adviser Co. Ltd.	700	6,999
Japan Lifeline Co. Ltd.	4,500	37,625
Japan Material Co. Ltd.	4,100	57,793
Japan Medical Dynamic Marketing, Inc.	1,400	18,719
Japan Post Holdings Co. Ltd.	17,200	126,321
Japan Post Insurance Co. Ltd.	5,200	90,559
Japan Property Management Center Co. Ltd.	1,500	12,575
Japan Pulp & Paper Co. Ltd.	800	25,441
Japan Steel Works Ltd.	2,900	89,885
Japan System Techniques Co. Ltd.	900	18,692
Japan Tobacco, Inc.	31,700	541,359
Japan Transcity Corp.	3,000	14,801
Japan Wool Textile Co. Ltd.	4,700	34,260
JBCC Holdings, Inc.	800	10,136
JCR Pharmaceuticals Co. Ltd.	3,800	69,888
JCU Corp.	2,100	70,815
JDC Corp.	1,900	8,569
Jeol Ltd.	700	38,698
JFE Holdings, Inc.	32,900	460,409
†JIG-SAW, Inc.	300	15,866
Jimoto Holdings, Inc.	1,930	9,791
JINS Holdings, Inc.	1,100	51,859
JINUSHI Co. Ltd.	700	10,802
JK Holdings Co. Ltd.	1,500	14,699
JM Holdings Co. Ltd.	800	11,428
†JMDC, Inc.	800	43,609
JMS Co. Ltd.	1,500	7,477
†Joban Kosan Co. Ltd.	800	9,006
J-Oil Mills, Inc.	1,400	18,421
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Joshin Denki Co. Ltd.	2,200	$ 34,537
Joyful Honda Co. Ltd.	3,000	36,698
JP-Holdings, Inc.	4,300	7,614
JSB Co. Ltd.	900	25,306
JSP Corp.	1,400	17,564
JSR Corp.	1,800	53,006
JTEKT Corp.	14,100	110,314
Juki Corp.	2,600	17,691
Juroku Financial Group, Inc.	1,800	31,874
Justsystems Corp.	1,400	65,945
JVCKenwood Corp.	16,000	23,202
Kadokawa Corp.	1,800	47,154
Kadoya Sesame Mills, Inc.	300	9,159
Kaga Electronics Co. Ltd.	1,700	44,935
Kagome Co. Ltd.	1,300	33,216
Kajima Corp.	18,900	229,951
Kakaku.com, Inc.	4,900	109,430
Kaken Pharmaceutical Co. Ltd.	2,100	66,781
Kakiyasu Honten Co. Ltd.	700	13,935
Kameda Seika Co. Ltd.	900	29,335
Kamei Corp.	1,600	13,171
Kamigumi Co. Ltd.	6,500	116,679
Kanaden Corp.	1,100	8,928
Kanagawa Chuo Kotsu Co. Ltd.	400	11,381
Kanamic Network Co. Ltd.	1,800	7,670
Kanamoto Co. Ltd.	2,500	40,847
Kandenko Co. Ltd.	9,600	65,494
Kaneka Corp.	3,800	109,765
Kaneko Seeds Co. Ltd.	900	11,768
Kanematsu Corp.	6,800	74,387
Kanematsu Electronics Ltd.	800	25,060
Kansai Electric Power Co., Inc.	11,100	104,553
Kansai Paint Co. Ltd.	1,200	19,265
Kanto Denka Kogyo Co. Ltd.	4,200	36,863
Kao Corp.	7,600	310,313
†Kasai Kogyo Co. Ltd.	2,600	5,906
Katitas Co. Ltd.	2,200	60,436
Kato Sangyo Co. Ltd.	2,100	54,395
Kato Works Co. Ltd.	400	2,556
KAWADA TECHNOLOGIES, Inc.	600	17,724
Kawai Musical Instruments Manufacturing Co. Ltd.	500	13,319
Kawasaki Heavy Industries Ltd.	12,100	219,228
Kawasaki Kisen Kaisha Ltd.	1,400	91,127
KDDI Corp.	45,200	1,481,955

LVIP Dimensional International Core Equity Fund–23

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
KeePer Technical Laboratory Co. Ltd.	700	$ 14,089
Keihan Holdings Co. Ltd.	4,000	98,060
Keihanshin Building Co. Ltd.	1,600	19,595
Keikyu Corp.	5,900	60,358
Keio Corp.	1,800	70,165
Keisei Electric Railway Co. Ltd.	1,800	50,003
KEIWA, Inc.	500	21,432
Keiyo Bank Ltd.	9,000	36,157
Keiyo Co. Ltd.	3,000	21,833
Kenko Mayonnaise Co. Ltd.	500	5,677
Kewpie Corp.	6,100	116,880
Keyence Corp.	600	278,221
KFC Holdings Japan Ltd.	1,400	32,578
KFC Ltd.	1,300	19,410
KH Neochem Co. Ltd.	2,400	53,844
Kikkoman Corp.	1,700	112,602
Kintetsu Group Holdings Co. Ltd.	2,300	65,837
Kintetsu World Express, Inc.	2,900	74,202
Kirin Holdings Co. Ltd.	2,900	43,316
Ki-Star Real Estate Co. Ltd.	600	25,604
Kitagawa Corp.	600	6,554
Kita-Nippon Bank Ltd.	400	5,156
Kitano Construction Corp.	300	5,240
Kitanotatsujin Corp.	3,800	6,949
Kito Corp.	2,000	28,979
Kitz Corp.	5,100	28,574
Kiyo Bank Ltd.	5,100	57,162
†KLab, Inc.	2,900	10,510
Koa Corp.	2,000	23,256
Koatsu Gas Kogyo Co. Ltd.	2,000	10,793
Kobayashi Pharmaceutical Co. Ltd.	300	24,037
Kobe Bussan Co. Ltd.	4,800	147,719
†Kobe Electric Railway Co. Ltd.	500	13,484
Kobe Steel Ltd.	22,700	109,175
Koei Tecmo Holdings Co. Ltd.	900	29,514
Kohnan Shoji Co. Ltd.	1,900	54,309
Kohsoku Corp.	800	10,461
Koito Manufacturing Co. Ltd.	1,300	52,610
Kojima Co. Ltd.	3,000	14,080
Kokusai Pulp & Paper Co. Ltd.	3,400	8,800
Komatsu Ltd.	9,800	235,450
KOMEDA Holdings Co. Ltd.	3,200	53,341
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Komehyo Holdings Co. Ltd.	1,100	$ 16,706
Komeri Co. Ltd.	3,000	64,499
Konaka Co. Ltd.	2,400	6,612
Konami Holdings Corp.	3,300	208,147
Kondotec, Inc.	2,100	17,470
Konica Minolta, Inc.	35,700	149,859
Konishi Co. Ltd.	2,500	31,914
Konoike Transport Co. Ltd.	2,700	25,371
Konoshima Chemical Co. Ltd.	1,400	20,082
†Kosaido Holdings Co. Ltd.	2,100	13,716
Kose Corp.	100	10,463
Kozo Keikaku Engineering, Inc.	500	10,286
Krosaki Harima Corp.	500	16,851
KRS Corp.	1,200	9,839
K's Holdings Corp.	14,100	145,332
KU Holdings Co. Ltd.	1,500	13,207
Kubota Corp.	7,500	140,582
Kumagai Gumi Co. Ltd.	2,800	61,977
Kumiai Chemical Industry Co. Ltd.	4,770	34,387
Kurabo Industries Ltd.	800	11,456
Kuraray Co. Ltd.	23,800	204,870
Kureha Corp.	1,400	111,587
Kurimoto Ltd.	800	10,299
Kurita Water Industries Ltd.	2,200	81,204
Kuriyama Holdings Corp.	1,400	10,969
Kusuri No. Aoki Holdings Co. Ltd.	800	44,519
KYB Corp.	1,500	36,323
Kyodo Printing Co. Ltd.	400	9,026
Kyoei Steel Ltd.	2,300	25,076
Kyokuto Boeki Kaisha Ltd.	700	12,564
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	26,043
Kyokuto Securities Co. Ltd.	3,600	21,566
Kyokuyo Co. Ltd.	500	13,624
KYORIN Holdings, Inc.	3,000	43,561
Kyoritsu Printing Co. Ltd.	3,400	3,997
Kyosan Electric Manufacturing Co. Ltd.	4,100	14,614
Kyowa Kirin Co. Ltd.	1,200	27,917
Kyudenko Corp.	2,800	65,468
Kyushu Electric Power Co., Inc.	14,600	97,753
Kyushu Financial Group, Inc.	32,000	104,620
Kyushu Railway Co.	4,200	85,789
LAC Co. Ltd.	800	5,987
Lacto Japan Co. Ltd.	500	8,538
Lasertec Corp.	1,400	232,910
Lawson, Inc.	3,000	114,840

LVIP Dimensional International Core Equity Fund–24

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
LEC, Inc.	1,800	$ 12,933
Life Corp.	900	23,163
LIFULL Co. Ltd.	5,900	11,865
Linical Co. Ltd.	1,000	7,451
Link & Motivation, Inc.	1,400	6,186
Lintec Corp.	3,400	67,426
Lion Corp.	8,600	95,848
LITALICO, Inc.	2,400	55,368
Lixil Corp.	12,500	232,697
Look Holdings, Inc.	1,700	21,211
†M&A Capital Partners Co. Ltd.	1,200	42,568
M3, Inc.	8,000	288,928
Mabuchi Motor Co. Ltd.	2,500	77,825
Macnica Fuji Electronics Holdings, Inc.	3,900	83,409
Macromill, Inc.	3,300	31,472
Maeda Kosen Co. Ltd.	900	23,625
Maezawa Industries, Inc.	2,700	14,657
Makino Milling Machine Co. Ltd.	1,900	59,899
Makita Corp.	5,000	159,983
†Management Solutions Co. Ltd.	800	24,305
Mandom Corp.	2,100	22,489
Mani, Inc.	1,900	22,665
MarkLines Co. Ltd.	1,600	37,501
Marubeni Corp.	23,500	272,887
Marubun Corp.	2,400	13,900
Marudai Food Co. Ltd.	1,600	19,419
Maruha Nichiro Corp.	3,300	64,615
Marui Group Co. Ltd.	4,300	78,678
MARUKA FURUSATO Corp.	1,661	40,222
Marumae Co. Ltd.	700	13,652
Marusan Securities Co. Ltd.	3,900	15,835
Maruwa Co. Ltd.	600	79,502
Maruwa Unyu Kikan Co. Ltd.	3,100	28,354
Maruzen CHI Holdings Co. Ltd.	2,600	8,139
Maruzen Showa Unyu Co. Ltd.	800	20,672
Marvelous, Inc.	2,500	14,734
Matching Service Japan Co. Ltd.	900	6,225
Matsuda Sangyo Co. Ltd.	800	16,095
Matsui Securities Co. Ltd.	6,000	39,502
MatsukiyoCocokara & Co.	3,420	120,973
Matsuoka Corp.	1,600	15,314
Matsuyafoods Holdings Co. Ltd.	200	5,926
Maxell Ltd.	4,900	47,970
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Maxvalu Tokai Co. Ltd.	500	$ 10,532
Mazda Motor Corp.	17,500	128,635
McDonald's Holdings Co. Japan Ltd.	1,500	62,379
MCJ Co. Ltd.	5,000	38,045
Mebuki Financial Group, Inc.	81,290	169,277
MEC Co. Ltd.	500	13,585
Media Do Co. Ltd.	300	6,211
Medical Data Vision Co. Ltd.	1,200	11,645
Medical System Network Co. Ltd.	4,100	18,288
Medikit Co. Ltd.	500	9,551
Medipal Holdings Corp.	7,900	129,988
Medius Holdings Co. Ltd.	1,600	12,633
†MedPeer, Inc.	900	29,015
†Megachips Corp.	500	15,317
Megmilk Snow Brand Co. Ltd.	3,500	56,851
Meidensha Corp.	2,200	45,502
Meiji Electric Industries Co. Ltd.	1,100	9,278
MEIJI Holdings Co. Ltd.	4,900	265,736
Meiko Electronics Co. Ltd.	1,200	39,176
Meisei Industrial Co. Ltd.	2,700	15,229
Meitec Corp.	1,900	102,926
Meiwa Corp.	2,500	18,737
Melco Holdings, Inc.	400	12,773
Members Co. Ltd.	800	20,779
Menicon Co. Ltd.	3,700	88,535
†Mercari, Inc.	400	10,326
METAWATER Co. Ltd.	2,000	32,648
=,†Michinoku Bank Ltd.	2,000	14,490
Micronics Japan Co. Ltd.	1,500	20,298
Midac Holdings Co. Ltd.	300	6,651
Mie Kotsu Group Holdings, Inc.	2,500	9,322
Mikuni Corp.	1,600	5,253
Milbon Co. Ltd.	1,300	58,246
Mimasu Semiconductor Industry Co. Ltd.	1,100	22,828
Minebea Mitsumi, Inc.	13,232	288,192
Ministop Co. Ltd.	600	7,134
Mirait Holdings Corp.	7,600	120,929
Miroku Jyoho Service Co. Ltd.	900	10,433
MISUMI Group, Inc.	3,800	113,129
Mitani Corp.	2,400	36,397
Mitani Sekisan Co. Ltd.	400	21,779
Mito Securities Co. Ltd.	5,800	12,992
Mitsuba Corp.	2,400	7,209
Mitsubishi Chemical Holdings Corp.	80,900	538,044

LVIP Dimensional International Core Equity Fund–25

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi Corp.	13,400	$ 502,858
Mitsubishi Electric Corp.	20,300	232,818
Mitsubishi Estate Co. Ltd.	12,700	189,109
Mitsubishi Gas Chemical Co., Inc.	10,800	182,822
Mitsubishi Heavy Industries Ltd.	15,700	515,370
Mitsubishi Kakoki Kaisha Ltd.	700	11,462
Mitsubishi Logisnext Co. Ltd.	3,300	24,972
Mitsubishi Logistics Corp.	4,100	101,444
Mitsubishi Materials Corp.	7,400	129,468
†Mitsubishi Motors Corp.	39,200	105,280
Mitsubishi Paper Mills Ltd.	2,100	5,370
Mitsubishi Research Institute, Inc.	500	16,339
Mitsubishi Shokuhin Co. Ltd.	1,200	29,555
Mitsubishi Steel Manufacturing Co. Ltd.	600	5,512
Mitsubishi UFJ Financial Group, Inc.	141,500	874,631
Mitsui Chemicals, Inc.	11,900	299,161
Mitsui DM Sugar Holdings Co. Ltd.	1,200	18,901
†Mitsui E&S Holdings Co. Ltd.	6,300	18,758
Mitsui Fudosan Co. Ltd.	11,100	237,566
Mitsui High-Tec, Inc.	900	90,232
Mitsui Mining & Smelting Co. Ltd.	5,200	142,078
Mitsui OSK Lines Ltd.	7,800	216,674
Mitsui-Soko Holdings Co. Ltd.	1,600	32,725
Miura Co. Ltd.	1,600	39,423
Miyaji Engineering Group, Inc.	400	11,302
Miyazaki Bank Ltd.	900	15,143
Miyoshi Oil & Fat Co. Ltd.	1,500	14,232
Mizuho Financial Group, Inc.	26,970	344,012
Mizuno Corp.	1,700	29,283
Mochida Pharmaceutical Co. Ltd.	1,400	42,743
†Modec, Inc.	1,600	16,616
Monex Group, Inc.	14,000	74,152
†Money Forward, Inc.	400	17,754
Monogatari Corp.	900	42,784
MonotaRO Co. Ltd.	7,600	163,114
MORESCO Corp.	700	6,511
Morinaga & Co. Ltd.	3,000	93,498
Morinaga Milk Industry Co. Ltd.	3,200	136,897
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Moriroku Holdings Co. Ltd.	1,700	$ 25,125
Morita Holdings Corp.	3,000	30,295
Morito Co. Ltd.	1,400	8,892
Morningstar Japan KK	2,400	11,466
Morozoff Ltd.	200	4,931
Mory Industries, Inc.	200	4,196
MrMax Holdings Ltd.	2,600	12,421
MS&AD Insurance Group Holdings, Inc.	5,400	175,327
MTI Ltd.	1,200	4,464
m-up Holdings, Inc.	1,600	13,445
Murata Manufacturing Co. Ltd.	8,000	526,982
Musashi Seimitsu Industry Co. Ltd.	4,800	58,957
Musashino Bank Ltd.	2,100	30,027
Nabtesco Corp.	5,500	145,214
NAC Co. Ltd.	2,400	18,715
Nachi-Fujikoshi Corp.	1,300	44,378
Nafco Co. Ltd.	1,600	22,303
Nagano Bank Ltd.	700	7,311
Nagano Keiki Co. Ltd.	1,200	12,267
Nagase & Co. Ltd.	8,000	118,694
Nagatanien Holdings Co. Ltd.	1,000	15,831
Nagawa Co. Ltd.	300	24,569
Nagoya Railroad Co. Ltd.	4,900	86,708
Nakabayashi Co. Ltd.	2,100	8,508
Nakamoto Packs Co. Ltd.	800	10,381
Nakamuraya Co. Ltd.	500	12,885
Nakanishi, Inc.	2,700	49,787
Nakayama Steel Works Ltd.	3,400	12,353
†Namura Shipbuilding Co. Ltd.	11,100	29,489
Nankai Electric Railway Co. Ltd.	3,800	73,320
Nanto Bank Ltd.	2,300	37,041
Natori Co. Ltd.	700	11,172
NEC Corp.	10,300	432,710
NEC Networks & System Integration Corp.	2,400	34,931
NET One Systems Co. Ltd.	6,000	139,779
Nexon Co. Ltd.	2,100	50,240
Nextage Co. Ltd.	4,100	74,082
NGK Insulators Ltd.	13,300	189,725
NGK Spark Plug Co. Ltd.	12,500	201,261
NH Foods Ltd.	5,600	190,210
NHK Spring Co. Ltd.	15,200	109,338
Nichias Corp.	3,500	72,062
Nichiban Co. Ltd.	600	8,341
Nichicon Corp.	4,500	43,101
Nichiden Corp.	1,300	22,891
Nichiha Corp.	2,000	40,899

LVIP Dimensional International Core Equity Fund–26

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Nichi-iko Pharmaceutical Co. Ltd.	5,500	$ 34,999
Nichirei Corp.	8,100	157,085
Nichireki Co. Ltd.	1,900	19,141
Nichirin Co. Ltd.	1,300	16,475
Nidec Corp.	3,500	276,441
Nifco, Inc.	5,600	127,373
Nihon Chouzai Co. Ltd.	800	8,703
Nihon Dengi Co. Ltd.	400	12,288
Nihon Denkei Co. Ltd.	1,200	13,103
Nihon Flush Co. Ltd.	2,200	17,715
Nihon House Holdings Co. Ltd.	2,600	9,614
Nihon Kohden Corp.	3,300	79,272
Nihon M&A Center Holdings, Inc.	10,900	152,469
Nihon Nohyaku Co. Ltd.	2,400	11,957
Nihon Plast Co. Ltd.	1,900	7,808
Nihon Unisys Ltd.	4,100	104,019
†Nihon Yamamura Glass Co. Ltd.	1,000	6,693
Nikkiso Co. Ltd.	6,300	47,108
Nikko Co. Ltd.	2,100	10,418
Nikkon Holdings Co. Ltd.	4,500	75,092
Nintendo Co. Ltd.	1,700	858,095
Nippn Corp.	3,700	50,384
Nippon Air Conditioning Services Co. Ltd.	1,800	11,672
Nippon Carbide Industries Co., Inc.	800	9,060
Nippon Carbon Co. Ltd.	1,000	34,265
Nippon Chemical Industrial Co. Ltd.	600	11,810
†Nippon Chemi-Con Corp.	2,100	32,267
Nippon Chemiphar Co. Ltd.	300	5,136
Nippon Coke & Engineering Co. Ltd.	18,200	21,405
Nippon Concept Corp.	800	9,988
Nippon Concrete Industries Co. Ltd.	2,600	6,183
Nippon Denko Co. Ltd.	13,700	37,706
Nippon Densetsu Kogyo Co. Ltd.	2,800	36,128
Nippon Electric Glass Co. Ltd.	5,500	121,655
Nippon Express Holdings, Inc.	4,700	322,893
Nippon Gas Co. Ltd.	8,700	106,166
Nippon Kanzai Co. Ltd.	600	13,857
Nippon Kayaku Co. Ltd.	10,600	100,208
Nippon Kodoshi Corp.	800	14,374
Nippon Koei Co. Ltd.	800	19,554
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Light Metal Holdings Co. Ltd.	4,270	$ 59,698
Nippon Paint Holdings Co. Ltd.	3,500	30,665
Nippon Paper Industries Co. Ltd.	8,500	72,297
Nippon Parking Development Co. Ltd.	13,600	17,119
Nippon Pillar Packing Co. Ltd.	1,300	32,440
Nippon Piston Ring Co. Ltd.	800	8,537
Nippon Rietec Co. Ltd.	700	7,354
Nippon Road Co. Ltd.	300	20,465
Nippon Sanso Holdings Corp.	7,000	133,095
Nippon Seisen Co. Ltd.	200	7,252
Nippon Sharyo Ltd.	1,700	30,286
†Nippon Sheet Glass Co. Ltd.	6,100	21,209
Nippon Shinyaku Co. Ltd.	300	20,397
Nippon Shokubai Co. Ltd.	2,100	91,233
Nippon Signal Co. Ltd.	3,400	24,515
Nippon Soda Co. Ltd.	1,700	46,766
Nippon Steel Corp.	24,410	430,706
Nippon Steel Trading Corp.	1,400	60,601
Nippon Suisan Kaisha Ltd.	26,600	119,169
Nippon Systemware Co. Ltd.	1,500	26,785
Nippon Telegraph & Telephone Corp.	11,400	331,214
Nippon Thompson Co. Ltd.	6,000	26,283
Nippon Yakin Kogyo Co. Ltd.	1,540	35,195
Nippon Yusen KK	3,900	341,150
Nipro Corp.	11,100	92,824
Nishimatsu Construction Co. Ltd.	4,100	123,101
Nishimatsuya Chain Co. Ltd.	1,700	21,860
Nishi-Nippon Financial Holdings, Inc.	9,600	59,065
Nishi-Nippon Railroad Co. Ltd.	2,800	61,358
Nishio Rent All Co. Ltd.	2,000	45,657
Nissan Chemical Corp.	2,900	170,107
†Nissan Motor Co. Ltd.	44,100	195,951
Nissei ASB Machine Co. Ltd.	1,000	25,331
Nissei Plastic Industrial Co. Ltd.	1,500	12,352
Nissha Co. Ltd.	3,400	40,066
Nisshin Oillio Group Ltd.	2,700	63,035
Nisshin Seifun Group, Inc.	6,600	92,079

LVIP Dimensional International Core Equity Fund–27

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nisshinbo Holdings, Inc.	11,768	$ 101,913
Nissin Corp.	1,000	13,333
Nissin Electric Co. Ltd.	3,300	39,610
Nissin Foods Holdings Co. Ltd.	700	49,081
Nisso Corp.	2,200	13,504
Nitori Holdings Co. Ltd.	800	100,650
Nitto Boseki Co. Ltd.	1,000	22,979
Nitto Denko Corp.	5,800	415,791
Nitto Fuji Flour Milling Co. Ltd.	600	22,222
Nitto Kogyo Corp.	2,100	27,017
Nitto Seiko Co. Ltd.	3,100	12,742
Nittoc Construction Co. Ltd.	3,400	19,557
Noevir Holdings Co. Ltd.	1,200	48,449
NOF Corp.	2,800	114,406
Nohmi Bosai Ltd.	2,100	33,430
Nojima Corp.	2,100	39,685
Nomura Holdings, Inc.	51,100	214,915
Nomura Holdings, Inc. ADR	18,200	76,804
Nomura Real Estate Holdings, Inc.	6,100	146,089
Nomura Research Institute Ltd.	4,420	144,213
Noritsu Koki Co. Ltd.	1,200	22,836
Noritz Corp.	2,000	23,947
North Pacific Bank Ltd.	25,100	48,861
NS Solutions Corp.	1,100	32,964
NS United Kaiun Kaisha Ltd.	700	23,896
NSD Co. Ltd.	4,000	71,492
NSK Ltd.	22,100	132,428
†NTN Corp.	36,600	63,522
NTT Data Corp.	15,400	302,645
Obara Group, Inc.	900	22,002
Obayashi Corp.	24,200	177,621
OBIC Business Consultants Co. Ltd.	400	13,902
Obic Co. Ltd.	200	29,955
Odakyu Electric Railway Co. Ltd.	4,400	72,929
Oenon Holdings, Inc.	3,500	9,249
Ogaki Kyoritsu Bank Ltd.	3,100	48,069
Ohsho Food Service Corp.	400	19,646
Oiles Corp.	2,600	32,161
†Oisix ra daichi, Inc.	1,900	46,563
Oita Bank Ltd.	1,400	21,880
Oji Holdings Corp.	50,800	252,028
Okabe Co. Ltd.	2,800	15,793
Okamoto Industries, Inc.	800	25,540
Okamoto Machine Tool Works Ltd.	700	25,601
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Okamura Corp.	4,800	$ 47,395
Okasan Securities Group, Inc.	11,400	34,326
Oki Electric Industry Co. Ltd.	7,000	48,268
Okinawa Cellular Telephone Co.	800	32,329
Okinawa Electric Power Co., Inc.	1,948	22,026
Okinawa Financial Group, Inc.	1,580	26,489
OKUMA Corp.	1,900	78,683
Okumura Corp.	2,500	60,681
Okura Industrial Co. Ltd.	800	11,877
Okuwa Co. Ltd.	2,100	15,817
Olympus Corp.	17,600	333,565
Omron Corp.	1,400	93,168
Ono Pharmaceutical Co. Ltd.	4,900	122,820
Onoken Co. Ltd.	1,400	17,595
Onward Holdings Co. Ltd.	5,500	11,476
Open House Group Co. Ltd.	3,400	150,459
Optex Group Co. Ltd.	1,900	26,727
†Optim Corp.	1,200	9,971
Optorun Co. Ltd.	2,100	36,053
Oracle Corp.	1,100	76,227
Organo Corp.	800	65,932
Oriental Land Co. Ltd.	200	38,281
Oriental Shiraishi Corp.	8,700	16,845
Oro Co. Ltd.	500	9,470
Osaka Gas Co. Ltd.	6,600	113,099
Osaka Organic Chemical Industry Ltd.	1,700	42,169
Osaki Electric Co. Ltd.	4,100	15,656
OSG Corp.	6,000	91,698
Otsuka Corp.	2,900	102,823
Otsuka Holdings Co. Ltd.	3,000	103,643
OUG Holdings, Inc.	500	11,205
Outsourcing, Inc.	11,100	114,372
Pacific Industrial Co. Ltd.	3,500	26,964
Pack Corp.	1,200	25,206
PAL GROUP Holdings Co. Ltd.	800	10,158
PALTAC Corp.	1,200	44,593
Pan Pacific International Holdings Corp.	12,600	201,607
Panasonic Corp.	71,700	696,356
Paramount Bed Holdings Co. Ltd.	3,200	52,033
†Park24 Co. Ltd.	6,500	106,365
Pasona Group, Inc.	2,500	50,027
Pegasus Sewing Machine Manufacturing Co. Ltd.	1,900	9,180

LVIP Dimensional International Core Equity Fund–28

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Penta-Ocean Construction Co. Ltd.	22,600	$ 112,745
People Dreams & Technologies Group Co. Ltd.	1,100	18,469
†PeptiDream, Inc.	5,100	90,633
Persol Holdings Co. Ltd.	6,900	154,603
Pickles Corp.	1,200	15,927
Pigeon Corp.	5,900	103,760
Pilot Corp.	2,300	98,772
Plenus Co. Ltd.	1,600	26,350
Pola Orbis Holdings, Inc.	1,500	19,532
Poletowin Pitcrew Holdings, Inc.	1,400	12,889
Premium Water Holdings, Inc.	800	15,823
Press Kogyo Co. Ltd.	6,300	19,399
Pressance Corp.	1,900	28,300
Prestige International, Inc.	6,800	40,146
Prima Meat Packers Ltd.	2,400	43,222
Pronexus, Inc.	1,200	10,398
Pro-Ship, Inc.	1,600	18,678
Proto Corp.	1,400	11,824
PS Mitsubishi Construction Co. Ltd.	2,300	11,004
Punch Industry Co. Ltd.	1,000	4,064
†QB Net Holdings Co. Ltd.	900	11,021
Qol Holdings Co. Ltd.	2,700	25,668
Quick Co. Ltd.	700	9,019
Raccoon Holdings, Inc.	800	8,212
Raito Kogyo Co. Ltd.	2,000	31,932
Raiznext Corp.	3,000	26,295
Rakus Co. Ltd.	5,200	69,796
Rakuten Group, Inc.	9,000	70,765
Rasa Corp.	1,300	10,591
Rasa Industries Ltd.	900	11,587
Raysum Co. Ltd.	1,600	12,117
Recruit Holdings Co. Ltd.	17,100	742,944
Relia, Inc.	2,900	25,165
Relo Group, Inc.	5,100	75,887
†Renesas Electronics Corp.	25,700	297,785
Rengo Co. Ltd.	14,200	90,706
†RENOVA, Inc.	1,600	22,265
Resona Holdings, Inc.	58,691	249,985
Resorttrust, Inc.	5,300	90,365
Restar Holdings Corp.	1,800	29,029
Retail Partners Co. Ltd.	1,600	18,782
Ricoh Co. Ltd.	17,500	151,546
Ride On Express Holdings Co. Ltd.	1,100	11,142
Riken Keiki Co. Ltd.	800	31,930
Riken Technos Corp.	2,900	10,819
Riken Vitamin Co. Ltd.	1,000	13,740
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Rinnai Corp.	1,400	$ 104,725
Rion Co. Ltd.	500	9,528
Riso Kyoiku Co. Ltd.	9,000	28,015
Rohm Co. Ltd.	1,800	139,752
Rohto Pharmaceutical Co. Ltd.	4,200	126,783
Rokko Butter Co. Ltd.	1,000	12,344
Roland Corp.	1,000	33,000
Roland DG Corp.	1,500	41,180
Rorze Corp.	1,000	98,822
Ryobi Ltd.	1,600	13,963
Ryoden Corp.	1,300	18,082
Ryohin Keikaku Co. Ltd.	15,800	183,268
Ryosan Co. Ltd.	1,600	28,639
S Foods, Inc.	1,600	42,930
S&B Foods, Inc.	600	18,137
Sac's Bar Holdings, Inc.	900	3,672
Saibu Gas Holdings Co. Ltd.	1,000	16,322
Sakai Chemical Industry Co. Ltd.	1,000	15,819
Sakai Heavy Industries Ltd.	300	7,842
Sakai Moving Service Co. Ltd.	1,000	34,607
Sakata INX Corp.	2,800	22,130
Sakura Internet, Inc.	2,500	11,602
Sala Corp.	3,600	18,801
SAMTY Co. Ltd.	1,800	32,303
San Holdings, Inc.	900	11,515
San ju San Financial Group, Inc.	1,440	17,346
San-A Co. Ltd.	1,200	40,601
San-Ai Oil Co. Ltd.	4,300	32,932
Sanei Architecture Planning Co. Ltd.	1,000	13,011
Sangetsu Corp.	3,300	41,236
San-In Godo Bank Ltd.	11,600	59,130
Sanken Electric Co. Ltd.	2,200	92,658
Sanki Engineering Co. Ltd.	3,200	36,651
Sankyo Co. Ltd.	3,500	97,062
Sankyo Frontier Co. Ltd.	500	20,380
Sankyo Tateyama, Inc.	2,400	12,567
Sankyu, Inc.	3,900	127,117
Sanoh Industrial Co. Ltd.	4,800	27,270
Sansei Technologies, Inc.	1,700	10,189
Sansha Electric Manufacturing Co. Ltd.	2,300	14,908
Sanshin Electronics Co. Ltd.	1,200	15,741
Santen Pharmaceutical Co. Ltd.	6,600	65,990
Sanwa Holdings Corp.	13,000	131,570

LVIP Dimensional International Core Equity Fund–29

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sanyo Chemical Industries Ltd.	1,100	$ 45,207
Sanyo Denki Co. Ltd.	700	27,991
Sanyo Electric Railway Co. Ltd.	600	9,998
Sanyo Special Steel Co. Ltd.	1,500	25,912
Sanyo Trading Co. Ltd.	2,000	16,100
Sapporo Holdings Ltd.	4,800	90,467
Sato Holdings Corp.	1,700	23,770
Sato Shoji Corp.	700	6,602
Satori Electric Co. Ltd.	200	1,612
Sawai Group Holdings Co. Ltd.	3,700	135,102
SB Technology Corp.	1,300	26,755
SBI Holdings, Inc.	12,400	312,863
SBS Holdings, Inc.	1,400	38,069
Scala, Inc.	1,600	9,845
SCREEN Holdings Co. Ltd.	1,300	129,578
Scroll Corp.	4,000	27,121
SCSK Corp.	3,600	61,562
Secom Co. Ltd.	1,700	122,981
Seed Co. Ltd.	1,000	4,255
Sega Sammy Holdings, Inc.	3,400	58,631
Seibu Holdings, Inc.	10,200	105,485
Seika Corp.	900	11,763
Seikitokyu Kogyo Co. Ltd.	2,900	17,677
Seiko Epson Corp.	17,000	255,389
Seiko Holdings Corp.	2,200	41,059
Seino Holdings Co. Ltd.	9,000	81,881
Seiren Co. Ltd.	2,500	45,370
Sekisui Chemical Co. Ltd.	11,600	166,215
Sekisui House Ltd.	16,800	324,965
Sekisui Kasei Co. Ltd.	2,500	8,918
SEMITEC Corp.	300	18,380
Senko Group Holdings Co. Ltd.	8,600	62,987
Senshu Electric Co. Ltd.	600	28,734
Senshu Ikeda Holdings, Inc.	19,500	27,553
Septeni Holdings Co. Ltd.	5,200	26,992
Seria Co. Ltd.	2,700	61,300
Seven & i Holdings Co. Ltd.	15,500	738,997
Seven Bank Ltd.	49,200	96,025
SG Holdings Co. Ltd.	7,200	135,581
Sharp Corp.	5,600	52,273
Shibaura Electronics Co. Ltd.	600	37,055
Shibaura Machine Co. Ltd.	1,400	38,934
Shibaura Mechatronics Corp.	300	20,846
Shibusawa Warehouse Co. Ltd.	700	13,224
Shibuya Corp.	1,300	25,856
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†SHIFT, Inc.	500	$ 87,727
Shiga Bank Ltd.	2,900	52,101
Shikibo Ltd.	1,500	10,943
Shikoku Bank Ltd.	2,900	17,639
Shikoku Electric Power Co., Inc.	7,000	45,260
Shima Seiki Manufacturing Ltd.	2,800	42,576
Shimadzu Corp.	3,500	120,381
Shimano, Inc.	1,000	229,008
Shimizu Bank Ltd.	1,100	14,155
Shimizu Corp.	17,800	106,821
Shimojima Co. Ltd.	500	3,873
Shin Nippon Air Technologies Co. Ltd.	1,100	17,323
Shin Nippon Biomedical Laboratories Ltd.	1,500	20,671
Shinagawa Refractories Co. Ltd.	700	21,673
Shindengen Electric Manufacturing Co. Ltd.	300	7,583
Shin-Etsu Chemical Co. Ltd.	4,400	668,506
Shin-Etsu Polymer Co. Ltd.	4,100	37,772
Shinko Electric Industries Co. Ltd.	1,700	79,968
Shinko Shoji Co. Ltd.	2,200	16,360
Shinmaywa Industries Ltd.	5,200	38,450
Shinnihonseiyaku Co. Ltd.	800	9,444
Shinoken Group Co. Ltd.	2,800	23,482
Shinsho Corp.	700	20,357
Shinwa Co. Ltd.	3,800	33,111
Shionogi & Co. Ltd.	700	43,010
Ship Healthcare Holdings, Inc.	5,000	81,003
Shiseido Co. Ltd.	1,900	95,966
Shizuki Electric Co., Inc.	1,400	5,187
Shizuoka Bank Ltd.	21,700	152,302
Shizuoka Gas Co. Ltd.	4,100	28,544
SHO-BOND Holdings Co. Ltd.	700	30,456
Shoei Co. Ltd.	1,800	67,077
Shoei Foods Corp.	600	20,039
Shofu, Inc.	1,000	12,768
Showa Denko KK	14,400	284,322
Showa Sangyo Co. Ltd.	1,500	32,190
SIGMAXYZ Holdings, Inc.	4,000	37,269
Siix Corp.	2,900	25,083
Sinanen Holdings Co. Ltd.	600	16,194
Sinfonia Technology Co. Ltd.	1,200	13,020
Sinko Industries Ltd.	1,600	22,577
SK-Electronics Co. Ltd.	700	4,725

LVIP Dimensional International Core Equity Fund–30

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
SKY Perfect JSAT Holdings, Inc.	14,400	$ 48,761
†Skylark Holdings Co. Ltd.	14,500	187,357
†Smaregi, Inc.	400	4,540
SMC Corp.	100	55,899
SMK Corp.	200	3,647
SMS Co. Ltd.	4,400	120,666
Snow Peak, Inc.	2,100	56,359
Soda Nikka Co. Ltd.	2,000	10,556
Sodick Co. Ltd.	4,700	30,005
SoftBank Corp.	34,600	403,543
Softcreate Holdings Corp.	700	26,654
Sohgo Security Services Co. Ltd.	3,600	117,401
Sojitz Corp.	10,120	166,436
Soken Chemical & Engineering Co. Ltd.	1,100	15,012
Solasto Corp.	4,200	33,783
Soliton Systems KK	500	6,669
Sompo Holdings, Inc.	7,300	320,765
Sony Group Corp.	21,800	2,242,689
Sotetsu Holdings, Inc.	2,800	52,307
Space Co. Ltd.	1,300	10,236
Sparx Group Co. Ltd.	4,800	10,721
SPK Corp.	1,000	10,923
S-Pool, Inc.	4,800	48,692
Square Enix Holdings Co. Ltd.	1,300	57,588
SRA Holdings	1,000	22,701
†SRE Holdings Corp.	200	5,470
ST Corp.	1,200	14,994
St. Marc Holdings Co. Ltd.	900	11,434
Stanley Electric Co. Ltd.	7,800	147,476
Star Mica Holdings Co. Ltd.	1,800	19,401
Star Micronics Co. Ltd.	1,700	21,327
Starts Corp., Inc.	3,000	58,725
Starzen Co. Ltd.	800	13,088
St-Care Holding Corp.	3,000	20,325
Stella Chemifa Corp.	1,300	27,527
Strike Co. Ltd.	600	22,939
Studio Alice Co. Ltd.	900	16,089
Subaru Corp.	32,700	519,374
Sugi Holdings Co. Ltd.	1,600	79,194
Sugimoto & Co. Ltd.	800	13,597
SUMCO Corp.	11,500	188,197
Sumida Corp.	2,500	19,042
Suminoe Textile Co. Ltd.	800	12,400
Sumitomo Bakelite Co. Ltd.	2,500	101,213
Sumitomo Chemical Co. Ltd.	90,600	414,840
Sumitomo Corp.	13,000	225,143
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Dainippon Pharma Co. Ltd.	8,300	$ 81,886
Sumitomo Densetsu Co. Ltd.	1,400	25,446
Sumitomo Electric Industries Ltd.	23,100	274,596
Sumitomo Forestry Co. Ltd.	13,400	236,113
Sumitomo Heavy Industries Ltd.	7,100	162,703
Sumitomo Metal Mining Co. Ltd.	4,100	207,721
Sumitomo Mitsui Construction Co. Ltd.	14,700	50,077
Sumitomo Mitsui Financial Group, Inc.	12,500	394,854
Sumitomo Mitsui Financial Group, Inc. ADR	10,818	67,829
Sumitomo Mitsui Trust Holdings, Inc.	7,400	240,830
Sumitomo Osaka Cement Co. Ltd.	2,900	79,492
Sumitomo Precision Products Co. Ltd.	600	11,395
Sumitomo Realty & Development Co. Ltd.	5,100	141,144
Sumitomo Riko Co. Ltd.	3,300	16,156
Sumitomo Rubber Industries Ltd.	14,200	130,109
Sumitomo Seika Chemicals Co. Ltd.	600	15,189
Sumitomo Warehouse Co. Ltd.	4,300	80,577
Sun Frontier Fudousan Co. Ltd.	2,200	18,846
Suncall Corp.	2,900	11,712
Sundrug Co. Ltd.	4,900	119,341
Suntory Beverage & Food Ltd.	5,600	213,445
Sun-Wa Technos Corp.	1,500	16,439
†SuRaLa Net Co. Ltd.	800	7,425
Suruga Bank Ltd.	13,100	43,555
Suzuken Co. Ltd.	3,800	112,563
Suzuki Co. Ltd.	2,700	17,551
Suzuki Motor Corp.	4,100	140,508
SWCC Showa Holdings Co. Ltd.	1,600	24,404
Sysmex Corp.	2,300	166,583
Systena Corp.	21,100	73,958
Syuppin Co. Ltd.	1,200	12,813
T Hasegawa Co. Ltd.	2,300	48,821
T RAD Co. Ltd.	800	16,281
T&D Holdings, Inc.	14,200	192,807
T&K Toka Co. Ltd.	1,200	8,713

LVIP Dimensional International Core Equity Fund–31

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tachibana Eletech Co. Ltd.	800	$ 10,752
Tachi-S Co. Ltd.	2,500	20,275
Tadano Ltd.	7,900	66,143
Taihei Dengyo Kaisha Ltd.	1,000	21,589
Taiheiyo Cement Corp.	9,200	151,600
Taiho Kogyo Co. Ltd.	900	5,176
Taikisha Ltd.	2,100	52,218
†Taiko Pharmaceutical Co. Ltd.	800	3,899
Taisei Corp.	6,600	190,536
Taisei Lamick Co. Ltd.	500	10,971
Taiyo Holdings Co. Ltd.	2,400	63,380
Taiyo Yuden Co. Ltd.	5,300	237,268
Takamatsu Construction Group Co. Ltd.	1,100	18,548
Takamiya Co. Ltd.	2,400	7,296
Takaoka Toko Co. Ltd.	700	8,424
Takara & Co. Ltd.	700	11,253
Takara Bio, Inc.	2,500	45,734
Takara Holdings, Inc.	9,400	84,358
Takara Leben Co. Ltd.	9,900	24,217
Takara Standard Co. Ltd.	2,500	25,880
Takasago International Corp.	1,100	24,675
Takasago Thermal Engineering Co. Ltd.	4,200	59,553
Takashima & Co. Ltd.	400	7,404
Takashimaya Co. Ltd.	12,100	114,710
TAKEBISHI Corp.	800	9,348
Takeda Pharmaceutical Co. Ltd.	54,923	1,564,877
Takeuchi Manufacturing Co. Ltd.	2,700	58,059
Takihyo Co. Ltd.	700	6,892
Takisawa Machine Tool Co. Ltd.	1,000	9,689
Takuma Co. Ltd.	2,700	31,451
Tama Home Co. Ltd.	1,400	29,177
Tamron Co. Ltd.	1,300	25,254
Tamura Corp.	7,000	34,996
Tanseisha Co. Ltd.	2,100	13,666
Taoka Chemical Co. Ltd.	1,000	8,994
Tatsuta Electric Wire & Cable Co. Ltd.	3,600	13,583
Tayca Corp.	1,900	20,011
TBK Co. Ltd.	4,000	12,175
TDC Soft, Inc.	1,000	9,511
TDK Corp.	15,100	544,765
TechMatrix Corp.	2,400	41,764
TechnoPro Holdings, Inc.	6,300	170,193
Teijin Ltd.	14,500	161,346
Teikoku Electric Manufacturing Co. Ltd.	1,200	15,439
Tekken Corp.	1,100	16,553
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Terumo Corp.	3,500	$ 105,905
T-Gaia Corp.	1,500	20,042
THK Co. Ltd.	3,800	83,621
TIS, Inc.	8,000	187,221
TKC Corp.	1,200	32,563
Toa Corp.	3,800	40,388
Toa Oil Co. Ltd.	400	9,902
TOA ROAD Corp.	300	11,825
Tobishima Corp.	2,080	17,555
Tobu Railway Co. Ltd.	3,300	80,238
Tocalo Co. Ltd.	5,800	63,961
Tochigi Bank Ltd.	7,700	13,877
Toda Corp.	17,200	104,177
Toei Animation Co. Ltd.	500	41,220
Toenec Corp.	1,000	26,844
Toho Bank Ltd.	16,500	27,628
Toho Co. Ltd.	1,200	36,802
Toho Gas Co. Ltd.	3,000	66,775
Toho Holdings Co. Ltd.	4,400	66,437
Toho Titanium Co. Ltd.	1,700	20,177
Toho Zinc Co. Ltd.	900	21,539
Tohoku Bank Ltd.	1,100	9,146
Tohoku Electric Power Co., Inc.	16,900	98,650
Tokai Carbon Co. Ltd.	12,400	115,684
Tokai Corp.	2,300	32,371
TOKAI Holdings Corp.	6,700	47,244
Tokai Rika Co. Ltd.	4,500	55,148
Tokai Tokyo Financial Holdings, Inc.	16,100	52,847
Tokio Marine Holdings, Inc.	7,100	413,172
Tokushu Tokai Paper Co. Ltd.	800	20,752
Tokuyama Corp.	5,100	71,361
†Tokyo Base Co. Ltd.	1,700	5,879
†Tokyo Electric Power Co. Holdings, Inc.	35,700	117,845
Tokyo Electron Device Ltd.	500	21,037
Tokyo Electron Ltd.	1,900	975,766
Tokyo Gas Co. Ltd.	6,700	122,658
Tokyo Keiki, Inc.	1,200	11,670
Tokyo Kiraboshi Financial Group, Inc.	2,700	38,491
Tokyo Ohka Kogyo Co. Ltd.	1,000	59,704
Tokyo Rakutenchi Co. Ltd.	300	10,184
Tokyo Rope Manufacturing Co. Ltd.	1,200	8,815
Tokyo Sangyo Co. Ltd.	2,400	14,188
Tokyo Seimitsu Co. Ltd.	2,500	98,804
Tokyo Tatemono Co. Ltd.	13,700	205,301
Tokyotokeiba Co. Ltd.	1,200	42,692
Tokyu Construction Co. Ltd.	6,200	34,010

LVIP Dimensional International Core Equity Fund–32

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tokyu Corp.	7,200	$ 93,412
Tokyu Fudosan Holdings Corp.	37,600	206,359
Toli Corp.	2,800	5,071
Tomato Bank Ltd.	1,400	11,950
Tomen Devices Corp.	300	15,539
Tomoe Engineering Co. Ltd.	1,100	21,758
Tomoku Co. Ltd.	800	10,395
TOMONY Holdings, Inc.	12,900	34,446
Tomy Co. Ltd.	7,200	71,583
Tonami Holdings Co. Ltd.	500	15,367
Topcon Corp.	5,200	65,878
Topre Corp.	2,600	24,829
Topy Industries Ltd.	1,200	10,279
Toray Industries, Inc.	74,200	385,808
Torex Semiconductor Ltd.	900	19,402
Toridoll Holdings Corp.	3,000	62,202
Torishima Pump Manufacturing Co. Ltd.	1,600	13,415
Tosei Corp.	3,100	29,556
Toshiba Corp.	3,100	117,780
Toshiba TEC Corp.	2,000	80,083
Tosoh Corp.	16,200	239,428
Totech Corp.	400	7,470
Totetsu Kogyo Co. Ltd.	1,900	35,250
TOTO Ltd.	2,700	108,434
Tottori Bank Ltd.	600	5,852
Towa Bank Ltd.	3,300	14,540
Towa Corp.	1,400	27,610
Towa Pharmaceutical Co. Ltd.	2,100	47,178
†Toyo Construction Co. Ltd.	5,200	32,941
Toyo Denki Seizo KK	800	6,556
†Toyo Engineering Corp.	1,700	8,809
Toyo Gosei Co. Ltd.	200	17,598
Toyo Ink SC Holdings Co. Ltd.	3,300	51,285
Toyo Kanetsu KK	800	16,016
Toyo Machinery & Metal Co. Ltd.	2,400	12,365
Toyo Seikan Group Holdings Ltd.	8,200	93,805
Toyo Suisan Kaisha Ltd.	2,100	75,142
Toyo Tanso Co. Ltd.	1,000	25,678
Toyo Tire Corp.	9,400	119,522
Toyobo Co. Ltd.	6,300	56,186
Toyoda Gosei Co. Ltd.	5,900	97,289
Toyota Boshoku Corp.	5,500	89,434
Toyota Motor Corp.	256,005	4,617,817
Toyota Motor Corp. ADR	1,109	199,897
Toyota Tsusho Corp.	8,900	365,273
Trancom Co. Ltd.	600	34,618
Trans Genic, Inc.	3,200	11,083
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Transaction Co. Ltd.	1,200	$ 9,752
†Transcosmos, Inc.	1,300	33,760
TRE Holdings Corp.	4,216	68,149
Trend Micro, Inc.	3,300	192,714
Tri Chemical Laboratories, Inc.	1,200	27,802
Trusco Nakayama Corp.	2,300	45,002
Tsubaki Nakashima Co. Ltd.	2,500	19,605
Tsubakimoto Chain Co.	2,000	49,772
Tsubakimoto Kogyo Co. Ltd.	400	11,983
Tsugami Corp.	3,600	38,749
†Tsukada Global Holdings, Inc.	1,600	4,099
Tsukishima Kikai Co. Ltd.	1,500	13,256
Tsukuba Bank Ltd.	14,800	24,466
Tsumura & Co.	2,600	67,976
Tsuruha Holdings, Inc.	2,400	152,396
Tsurumi Manufacturing Co. Ltd.	2,400	35,653
Tv Tokyo Holdings Corp.	1,200	19,508
UACJ Corp.	3,200	60,873
Ube Industries Ltd.	9,000	146,594
Ubicom Holdings, Inc.	500	10,091
Uchida Yoko Co. Ltd.	700	27,774
Ulvac, Inc.	1,600	81,374
Unicharm Corp.	5,000	179,629
Uniden Holdings Corp.	800	22,503
Union Tool Co.	400	12,422
Unipres Corp.	3,000	17,241
United Super Markets Holdings, Inc.	3,400	29,382
UNITED, Inc.	700	10,598
†Unitika Ltd.	8,100	19,194
†Universal Entertainment Corp.	2,400	53,622
Urbanet Corp. Co. Ltd.	5,600	13,914
Usen-Next Holdings Co. Ltd.	700	14,507
USS Co. Ltd.	5,400	90,740
UT Group Co. Ltd.	1,900	47,831
†UUUM Co. Ltd.	1,300	12,664
†Uzabase, Inc.	800	6,959
V Technology Co. Ltd.	600	16,063
Valor Holdings Co. Ltd.	3,000	51,845
Valqua Ltd.	1,300	28,150
Value HR Co. Ltd.	1,600	17,938
ValueCommerce Co. Ltd.	1,200	36,242
Vector, Inc.	2,500	25,415
Vertex Corp.	700	16,460
Vital KSK Holdings, Inc.	4,200	25,196
VT Holdings Co. Ltd.	7,200	26,205
Wacoal Holdings Corp.	3,600	54,118

LVIP Dimensional International Core Equity Fund–33

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Wacom Co. Ltd.	10,800	$ 82,794
Wakachiku Construction Co. Ltd.	1,500	23,940
Wakita & Co. Ltd.	3,800	31,087
Warabeya Nichiyo Holdings Co. Ltd.	1,300	18,927
Watahan & Co. Ltd.	1,000	10,941
Wavelock Holdings Co. Ltd.	1,500	8,318
WDB Holdings Co. Ltd.	1,300	28,790
Weathernews, Inc.	300	22,100
Welbe, Inc.	1,100	9,272
Welcia Holdings Co. Ltd.	3,000	73,816
West Holdings Corp.	2,028	79,412
West Japan Railway Co.	2,600	107,733
Will Group, Inc.	1,900	19,702
WIN-Partners Co. Ltd.	1,200	9,818
Wood One Co. Ltd.	1,400	15,545
Workman Co. Ltd.	1,300	53,129
World Co. Ltd.	1,700	17,140
World Holdings Co. Ltd.	800	15,364
Wowow, Inc.	500	6,569
Xebio Holdings Co. Ltd.	2,000	15,458
Yachiyo Industry Co. Ltd.	1,000	5,745
Yagi & Co. Ltd.	500	5,118
Yahagi Construction Co. Ltd.	1,500	9,848
Yakult Honsha Co. Ltd.	1,100	58,678
YAKUODO Holdings Co. Ltd.	1,100	20,389
YAMABIKO Corp.	2,500	30,527
YAMADA Consulting Group Co. Ltd.	500	4,824
†Yamada Holdings Co. Ltd.	50,600	157,309
Yamagata Bank Ltd.	1,900	13,430
Yamaguchi Financial Group, Inc.	18,000	99,538
Yamaha Corp.	800	34,765
Yamaha Motor Co. Ltd.	18,700	419,136
Yamaichi Electronics Co. Ltd.	1,500	22,729
YA-MAN Ltd.	2,700	25,266
Yamanashi Chuo Bank Ltd.	2,800	21,737
Yamatane Corp.	900	12,461
Yamato Holdings Co. Ltd.	12,900	240,974
Yamaya Corp.	400	8,166
Yamazaki Baking Co. Ltd.	8,200	100,850
Yamazen Corp.	4,900	37,703
Yaoko Co. Ltd.	1,000	54,348
Yashima Denki Co. Ltd.	1,300	9,940
Yaskawa Electric Corp.	3,300	128,617
Yasunaga Corp.	500	3,392
Yellow Hat Ltd.	2,500	32,090
Yokogawa Bridge Holdings Corp.	2,700	42,824
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Yokogawa Electric Corp.	4,100	$ 69,858
Yokohama Rubber Co. Ltd.	10,400	143,104
Yokorei Co. Ltd.	3,900	27,376
Yokowo Co. Ltd.	1,800	37,892
Yondenko Corp.	1,400	19,727
Yondoshi Holdings, Inc.	1,300	17,443
Yonex Co. Ltd.	1,800	15,099
Yorozu Corp.	1,000	7,250
Yoshinoya Holdings Co. Ltd.	2,600	50,246
Yotai Refractories Co. Ltd.	2,700	27,802
Yuasa Trading Co. Ltd.	1,300	30,742
Yukiguni Maitake Co. Ltd.	1,100	10,292
Yurtec Corp.	3,400	19,201
Yushin Precision Equipment Co. Ltd.	1,300	7,138
Z Holdings Corp.	20,900	90,353
Zenrin Co. Ltd.	1,700	13,822
Zensho Holdings Co. Ltd.	4,369	102,069
Zeon Corp.	9,800	108,774
ZERIA Pharmaceutical Co. Ltd.	1,200	18,672
ZOZO, Inc.	2,700	72,104
Zuiko Corp.	2,100	14,194
		110,080,788
Jersey–0.04%
Breedon Group PLC	50,442	53,726
Centamin PLC	111,734	133,245
JTC PLC	1,784	19,727
		206,698
Luxembourg–0.35%
B&S Group Sarl	1,049	8,219
Befesa SA	1,375	108,067
†Corestate Capital Holding SA	2,052	19,133
Eurofins Scientific SE	5,290	523,301
Grand City Properties SA	5,669	113,247
†Millicom International Cellular SA SDR	8,288	210,407
†RTL Group SA	2,878	159,566
SES SA	29,477	269,190
Shurgard Self Storage SA	1,261	78,099
Stabilus SA	1,248	61,937
Sword Group	504	27,201
Tenaris SA	1,983	29,787
Tenaris SA ADR	7,523	226,217
		1,834,371
Macau–0.00%
†Sands China Ltd.	8,800	20,935
		20,935

LVIP Dimensional International Core Equity Fund–34

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malta–0.00%
†Catena Media PLC	2,663	$ 13,307
		13,307
Mexico–0.02%
Fresnillo PLC	8,651	82,818
		82,818
Mongolia–0.00%
†Mongolian Mining Corp.	48,000	17,905
		17,905
Netherlands–3.54%
Aalberts NV	8,083	418,912
ABN AMRO Bank NV	18,680	238,540
†Accell Group NV	1,818	115,133
†Adyen NV	89	176,282
Aegon NV	91,278	483,856
Akzo Nobel NV	4,549	390,860
†Alfen Beheer B.V.	625	63,365
AMG Advanced Metallurgical Group NV	862	37,035
†Amsterdam Commodities NV	1,224	33,090
APERAM SA	4,273	188,853
Arcadis NV	5,248	235,794
ArcelorMittal SA	22,065	706,301
†Argenx SE ADR	115	36,261
ASM International NV	648	235,957
ASML Holding NV	5,080	3,393,456
ASR Nederland NV	11,420	533,153
†Basic-Fit NV	1,695	75,400
BE Semiconductor Industries NV	4,797	408,912
†Beter Bed Holding NV	484	2,633
Boskalis Westminster	6,058	216,926
Brunel International NV	2,398	29,104
Corbion NV	4,563	156,143
Euronext NV	3,847	349,491
ForFarmers NV	2,935	11,069
†Fugro NV	6,283	75,209
Heijmans NV	1,668	27,346
Heineken NV	2,825	270,154
IMCD NV	2,899	494,547
ING Groep NV	39,983	417,459
†Intertrust NV	5,583	121,333
JDE Peet's NV	1,909	54,760
†Just Eat Takeaway.com NV	4,280	144,018
Kendrion NV	1,572	33,794
Koninklijke Ahold Delhaize NV	27,201	874,934
†Koninklijke BAM Groep NV	25,123	75,796
Koninklijke DSM NV	3,128	559,580
Koninklijke KPN NV	213,961	742,440
Koninklijke Philips NV	11,430	348,864
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Koninklijke Vopak NV	4,694	$ 151,871
†Lucas Bols B.V.	970	11,513
Nedap NV	289	20,461
NN Group NV	10,031	508,358
†OCI NV	5,378	189,867
Ordina NV	8,314	42,656
PostNL NV	32,331	123,219
†Prosus NV	2,395	129,157
†QIAGEN NV	6,926	339,432
Randstad NV	7,918	476,306
RHI Magnesita NV	2,682	85,525
SBM Offshore NV	11,930	189,121
Signify NV	9,354	435,124
†Sligro Food Group NV	1,675	40,715
Stellantis NV	101,159	1,639,344
TKH Group NV	3,347	186,852
†TomTom NV	3,375	31,383
Universal Music Group NV	4,057	108,298
Van Lanschot Kempen NV	3,092	82,284
Wolters Kluwer NV	8,691	926,516
		18,494,762
New Zealand–0.44%
†a2 Milk Co. Ltd.	10,617	41,368
†Air New Zealand Ltd.	57,042	50,835
Arvida Group Ltd.	27,360	32,558
†Auckland International Airport Ltd.	14,773	79,931
Briscoe Group Ltd.	2,316	9,229
Chorus Ltd.	42,566	218,051
Contact Energy Ltd.	5,851	32,928
EBOS Group Ltd.	4,908	140,580
Fisher & Paykel Healthcare Corp. Ltd.	6,224	104,440
Fletcher Building Ltd.	27,977	123,362
Fonterra Co-operative Group Ltd.	1,770	4,172
Freightways Ltd.	10,800	92,330
Genesis Energy Ltd.	17,558	34,995
†Gentrack Group Ltd.	3,379	4,145
Hallenstein Glasson Holdings Ltd.	5,127	23,061
Heartland Group Holdings Ltd.	32,545	50,599
Infratil Ltd.	20,378	116,262
KMD Brands Ltd.	50,540	47,475
Mainfreight Ltd.	2,427	140,527
Mercury NZ Ltd.	5,687	23,346
Meridian Energy Ltd.	8,860	30,869
†New Zealand Refining Co. Ltd.	12,916	9,310
NZX Ltd.	17,754	17,514
Oceania Healthcare Ltd.	41,383	29,999
†Pacific Edge Ltd.	16,563	10,965

LVIP Dimensional International Core Equity Fund–35

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand (continued)
PGG Wrightson Ltd.	3,482	$ 10,681
Port of Tauranga Ltd.	6,064	25,895
†Pushpay Holdings Ltd.	36,177	28,398
†Rakon Ltd.	8,646	10,093
†Restaurant Brands New Zealand Ltd.	1,312	12,584
Ryman Healthcare Ltd.	7,052	45,645
†Sanford Ltd.	3,824	12,456
Scales Corp. Ltd.	10,942	38,978
Skellerup Holdings Ltd.	11,414	47,226
†SKY Network Television Ltd.	12,192	24,432
SKYCITY Entertainment Group Ltd.	48,701	96,694
Spark New Zealand Ltd.	40,382	127,794
Steel & Tube Holdings Ltd.	4,332	4,714
Summerset Group Holdings Ltd.	15,263	123,862
†Synlait Milk Ltd.	5,619	12,866
†Tourism Holdings Ltd.	5,195	10,297
TOWER Ltd.	23,715	11,492
Trustpower Ltd.	2,009	9,816
Vector Ltd.	4,460	12,461
†Vista Group International Ltd.	10,648	13,668
Warehouse Group Ltd.	6,110	14,059
†Xero Ltd.	744	56,386
Z Energy Ltd.	22,030	57,255
		2,276,603
Norway–0.96%
ABG Sundal Collier Holding ASA	35,090	33,959
†Adevinta ASA	2,397	21,883
AF Gruppen ASA	1,402	31,850
†Akastor ASA	6,130	5,696
Aker ASA Class A	331	30,269
Aker BP ASA	3,262	121,669
†Aker Solutions ASA	19,413	66,772
†American Shipping Co. ASA	4,751	17,467
†Atea ASA	6,998	104,566
Austevoll Seafood ASA	5,943	91,902
Bakkafrost P/F	618	41,451
Belships ASA	13,155	29,293
Bonheur ASA	1,838	74,416
Borregaard ASA	4,963	97,982
Bouvet ASA	3,710	29,396
†BW Energy Ltd.	1,720	5,250
BW Offshore Ltd.	8,430	27,805
†Crayon Group Holding ASA	2,065	38,885
DNB Bank ASA	12,986	293,600
DNO ASA	52,313	76,316
Elkem ASA	16,062	68,539
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Equinor ASA	31,240	$ 1,166,396
Europris ASA	12,413	79,662
Fjordkraft Holding ASA	3,635	13,862
†Frontline Ltd.	5,415	47,130
Gjensidige Forsikring ASA	2,569	63,704
Golden Ocean Group Ltd.	8,688	106,794
†Grieg Seafood ASA	1,522	20,672
†Hexagon Composites ASA	3,465	12,438
Komplett Bank ASA	13,708	11,678
†Kongsberg Automotive ASA	17,069	4,873
Kongsberg Gruppen ASA	3,514	139,527
Leroy Seafood Group ASA	7,631	69,997
Medistim ASA	229	6,841
Mowi ASA	4,887	131,636
†MPC Container Ships ASA	9,408	31,438
†NEL ASA	3,806	6,392
†Nordic Semiconductor ASA	1,885	48,018
Norsk Hydro ASA	21,583	209,698
†Norske Skog ASA	2,906	16,381
Norway Royal Salmon ASA	1,034	24,645
†Norwegian Energy Co. ASA	554	17,557
†NRC Group ASA	7,481	16,663
†Odfjell Drilling Ltd.	10,099	27,611
Orkla ASA	11,494	102,118
†Otello Corp. ASA	3,565	10,994
Pareto Bank ASA	2,045	15,214
†PGS ASA	27,728	9,186
Protector Forsikring ASA	5,139	70,981
Salmar ASA	369	29,169
Sandnes Sparebank	1,014	11,806
†SATS ASA	6,805	13,959
Scatec ASA	2,783	42,138
Schibsted ASA Class A	810	19,964
Schibsted ASA Class B	710	15,194
†Self Storage Group ASA	3,198	11,624
Selvaag Bolig ASA	3,629	20,508
Sparebank 1 Oestlandet	1,833	29,080
SpareBank 1 Sorost-Norge	1,946	13,616
SpareBank 1 SR-Bank ASA	8,495	129,315
Sparebanken More	221	11,054
Stolt-Nielsen Ltd.	1,310	24,701
Storebrand ASA	17,923	179,207
Telenor ASA	8,136	116,748
TGS ASA	5,665	84,170
TOMRA Systems ASA	1,480	75,501
Veidekke ASA	7,146	99,263
†Wallenius Wilhelmsen ASA	6,016	44,138
XXL ASA	9,596	12,172
Yara International ASA	4,487	224,388
		4,998,787

LVIP Dimensional International Core Equity Fund–36

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Philippines–0.00%
Del Monte Pacific Ltd.	48,800	$ 13,682
		13,682
Portugal–0.27%
Altri SGPS SA	6,939	46,333
†Banco Comercial Portugues SA	549,136	104,337
Corticeira Amorim SGPS SA	735	8,147
CTT-Correios de Portugal SA	4,552	22,610
EDP - Energias de Portugal SA	39,725	195,522
EDP Renovaveis SA	5,723	147,142
Galp Energia SGPS SA	30,984	391,721
†Greenvolt-Energias Renovaveis SA	64	526
Jeronimo Martins SGPS SA	9,368	224,738
†Mota-Engil SGPS SA	7,497	11,107
Navigator Co. SA	16,490	61,387
NOS SGPS SA	20,804	87,658
REN - Redes Energeticas Nacionais SGPS SA	15,882	50,073
Sonae SGPS SA	61,884	71,030
		1,422,331
Russia–0.00%
=Raspadskaya OJSC	8,511	0
		0
Singapore–0.92%
AEM Holdings Ltd.	20,400	70,702
†Banyan Tree Holdings Ltd.	48,800	10,802
=,†Best World International Ltd.	12,889	12,933
Bukit Sembawang Estates Ltd.	10,600	39,139
BW LPG Ltd.	9,135	62,318
†Capitaland Investment Ltd.	6,700	19,631
China Aviation Oil Singapore Corp. Ltd.	34,700	23,426
China Sunsine Chemical Holdings Ltd.	31,000	10,636
Chip Eng Seng Corp. Ltd.	40,600	13,480
City Developments Ltd.	13,800	79,774
ComfortDelGro Corp. Ltd.	87,500	95,723
†COSCO SHIPPING International Singapore Co. Ltd.	91,400	17,152
Dairy Farm International Holdings Ltd.	16,600	46,625
DBS Group Holdings Ltd.	22,395	586,798
Delfi Ltd.	22,000	12,417
=,†Ezion Holdings Ltd.	288,390	1,724
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Far East Orchard Ltd.	21,100	$ 17,191
First Resources Ltd.	41,400	62,411
Food Empire Holdings Ltd.	18,200	6,954
Frasers Property Ltd.	33,300	27,763
Frencken Group Ltd.	21,400	25,933
Fu Yu Corp. Ltd.	30,400	6,168
Genting Singapore Ltd.	87,000	51,999
Geo Energy Resources Ltd.	109,100	37,661
Golden Agri-Resources Ltd.	512,000	114,804
Great Eastern Holdings Ltd.	2,900	45,613
GuocoLand Ltd.	27,500	30,935
†Halcyon Agri Corp. Ltd.	27,812	5,017
Ho Bee Land Ltd.	12,200	26,284
Hong Fok Corp. Ltd.	19,800	12,589
Hong Leong Asia Ltd.	17,600	10,643
Hotel Grand Central Ltd.	19,945	15,452
Hour Glass Ltd.	11,600	19,879
Hutchison Port Holdings Trust	393,200	95,848
=,†Hyflux Ltd.	16,000	495
iFAST Corp. Ltd.	13,100	58,244
†Indofood Agri Resources Ltd.	26,500	7,684
Japfa Ltd.	41,800	21,358
Jardine Cycle & Carriage Ltd.	4,988	91,800
Kenon Holdings Ltd.	1,036	68,155
Keppel Corp. Ltd.	33,400	157,489
Keppel Infrastructure Trust	184,616	76,084
=,†Midas Holdings Ltd.	143,100	3,801
†mm2 Asia Ltd.	118,600	5,668
Nanofilm Technologies International Ltd.	9,700	19,261
NetLink NBN Trust	57,100	41,076
Olam Group Ltd.	52,900	68,303
OUE Ltd.	20,900	20,355
Oversea-Chinese Banking Corp. Ltd.	43,513	394,743
Oxley Holdings Ltd.	104,878	14,083
Propnex Ltd.	8,400	11,614
QAF Ltd.	12,400	7,868
Raffles Medical Group Ltd.	63,213	54,432
†Razer, Inc.	103,000	33,394
†SATS Ltd.	11,800	37,609
SBS Transit Ltd.	4,800	10,573
Sembcorp Industries Ltd.	92,600	181,483
†Sembcorp Marine Ltd.	570,100	41,222
Sheng Siong Group Ltd.	38,200	42,776
SIIC Environment Holdings Ltd.	68,260	11,047
Sinarmas Land Ltd.	50,600	8,547

LVIP Dimensional International Core Equity Fund–37

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
†Singapore Airlines Ltd.	35,250	$ 142,064
Singapore Exchange Ltd.	25,600	187,608
Singapore Land Group Ltd.	14,500	27,115
Singapore Technologies Engineering Ltd.	39,700	120,253
Singapore Telecommunications Ltd.	12,100	23,495
Stamford Land Corp. Ltd.	88,540	26,131
StarHub Ltd.	49,400	46,903
Tuan Sing Holdings Ltd.	53,288	16,120
UMS Holdings Ltd.	34,531	31,009
United Overseas Bank Ltd.	17,062	399,217
UOB-Kay Hian Holdings Ltd.	37,101	44,893
UOL Group Ltd.	17,300	89,575
Venture Corp. Ltd.	11,800	152,067
Vicom Ltd.	4,200	6,496
Wilmar International Ltd.	65,100	225,456
Wing Tai Holdings Ltd.	34,200	44,931
		4,788,921
Spain–2.28%
Acciona SA	1,873	357,996
Acerinox SA	15,721	172,196
ACS Actividades de Construccion y Servicios SA	18,314	493,735
Aedas Homes SA	568	14,452
†Aena SME SA	348	58,012
Almirall SA	4,063	51,627
†Amadeus IT Group SA	2,204	143,300
†Amper SA	80,575	22,178
Applus Services SA	8,262	68,412
Atresmedia Corp. de Medios de Comunicacion SA	9,361	39,537
Banco Bilbao Vizcaya Argentaria SA	36,183	206,602
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	72,520	412,639
Banco de Sabadell SA	449,904	367,641
Banco Santander SA	260,971	887,282
Bankinter SA	38,338	224,629
CaixaBank SA	129,190	438,197
Cellnex Telecom SA	2,357	113,429
Cia de Distribucion Integral Logista Holdings SA	4,601	84,155
CIE Automotive SA	3,832	87,323
Construcciones y Auxiliar de Ferrocarriles SA	1,158	38,166
Ebro Foods SA	4,342	76,241
†eDreams ODIGEO SA	3,178	28,048
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Elecnor SA	2,740	$ 33,039
Enagas SA	20,943	465,066
†Ence Energia y Celulosa SA	6,937	24,393
Endesa SA	12,504	272,632
†Ercros SA	10,000	33,472
Faes Farma SA	23,525	95,718
Ferrovial SA	7,441	197,892
Fluidra SA	4,713	136,368
Fomento de Construcciones y Contratas SA	4,430	53,221
Gestamp Automocion SA	15,571	54,344
Global Dominion Access SA	7,450	33,392
Grifols SA	10,130	183,866
Grupo Catalana Occidente SA	2,582	79,301
Iberdrola SA	128,760	1,407,343
Iberpapel Gestion SA	881	15,301
†Indra Sistemas SA	10,647	117,969
Industria de Diseno Textil SA	15,125	329,800
Laboratorios Farmaceuticos Rovi SA	1,704	126,268
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	29,773	45,824
Mapfre SA	89,119	186,402
†Mediaset Espana Comunicacion SA	13,229	66,909
†Melia Hotels International SA	5,531	41,360
Metrovacesa SA	4,198	35,620
Miquel y Costas & Miquel SA	1,868	25,838
†Neinor Homes SA	1,873	24,689
†Obrascon Huarte Lain SA	17,936	18,453
†Promotora de Informaciones SA Class A	23,606	16,894
Prosegur Cia de Seguridad SA	21,566	46,749
†Realia Business SA	11,794	10,907
Red Electrica Corp. SA	16,123	331,022
Repsol SA	72,269	946,666
Sacyr SA	32,727	79,023
†Siemens Gamesa Renewable Energy SA	1,528	26,800
†Solaria Energia y Medio Ambiente SA	3,457	77,555
†Tecnicas Reunidas SA	591	5,035
Telefonica SA	268,544	1,301,433
Telefonica SA ADR	23,814	114,307
†Tubacex SA	8,167	16,606

LVIP Dimensional International Core Equity Fund–38

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Unicaja Banco SA	109,754	$ 114,077
Vidrala SA	1,199	84,132
Viscofan SA	2,727	161,730
Zardoya Otis SA	9,500	74,091
		11,897,304
Sweden–3.17%
AAK AB	2,756	51,076
AcadeMedia AB	8,341	46,024
AddLife AB Class B	4,272	118,397
AddNode Group AB	803	32,923
AddTech AB Class B	8,076	155,046
AFRY AB	3,996	80,149
Alfa Laval AB	2,303	79,217
Alimak Group AB	2,560	28,534
Alligo AB Class B	927	13,665
Ambea AB	2,729	13,832
†Annehem Fastigheter AB Class B	2,992	9,531
ArcelorMittal SA	3,727	119,391
†Arise AB	2,577	13,043
Arjo AB Class B	13,896	117,652
Assa Abloy AB Class B	4,869	130,877
Atlas Copco AB Class A	8,445	438,346
Atlas Copco AB Class B	4,669	211,737
Atrium Ljungberg AB Class B	1,884	38,597
†Attendo AB	8,480	26,877
Avanza Bank Holding AB	4,815	123,176
Axfood AB	3,690	120,169
†BE Group AB	1,666	30,341
Beijer Alma AB Class B	3,471	80,221
†Beijer Electronics Group AB	1,878	13,542
Beijer Ref AB	7,185	130,131
Bergman & Beving AB	2,044	30,457
Besqab AB	861	15,089
†Betsson AB Class B	9,414	57,090
Bilia AB Class A	7,797	110,977
BillerudKorsnas AB	8,553	126,747
BioGaia AB Class B	1,029	60,911
Biotage AB	2,689	62,503
Boliden AB	14,261	719,399
Bonava AB Class B	6,842	42,847
Bravida Holding AB	9,016	103,672
Bufab AB	2,873	102,098
Bulten AB	815	5,625
Byggmax Group AB	4,180	30,959
†Careium AB	2,027	3,609
Castellum AB	5,351	132,115
Catena AB	937	56,454
Cellavision AB	361	11,958
Clas Ohlson AB Class B	3,191	36,261
Cloetta AB Class B	16,221	44,260
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Concentric AB	2,269	$ 49,217
Coor Service Management Holding AB	6,389	51,269
Corem Property Group AB	20,233	52,513
Dios Fastigheter AB	3,818	41,414
Dometic Group AB	18,128	155,992
†Doro AB	2,027	5,821
†Duni AB	3,070	33,402
Dustin Group AB	4,792	41,048
Eastnine AB	1,862	21,190
Elanders AB Class B	763	11,125
Electrolux AB Class B	12,670	191,729
†Electrolux Professional AB Class B	11,611	71,374
Elekta AB Class B	12,566	98,968
†Eltel AB	11,132	14,799
†Enea AB	1,287	24,865
Epiroc AB Class A	6,054	129,488
Epiroc AB Class B	4,300	77,634
Essity AB	759	18,001
Essity AB Class B	13,792	325,478
Evolution AB	501	50,969
Fabege AB	4,072	60,130
Fagerhult AB	4,249	22,626
†Fastighets AB Balder Class B	1,316	86,646
Fastighets AB Trianon	354	7,718
FastPartner AB Class A	1,287	14,144
FastPartner AB Class D	40	355
Ferronordic AB	578	3,535
GARO AB	546	8,924
Getinge AB Class B	3,651	145,452
Granges AB	9,560	93,725
H & M Hennes & Mauritz AB Class B	16,057	215,608
†Haldex AB	3,002	13,099
Heba Fastighets AB Class B	684	11,028
Hexagon AB Class B	6,164	86,363
Hexatronic Group AB	2,448	97,309
Hexpol AB	14,926	145,689
HMS Networks AB	1,275	59,613
Holmen AB Class B	1,974	110,186
Hufvudstaden AB Class A	4,780	67,847
†Humana AB	3,911	25,082
Husqvarna AB Class A	1,491	15,589
Husqvarna AB Class B	17,570	183,285
Industrivarden AB Class A	296	8,395
Indutrade AB	7,274	182,935
Instalco AB	6,555	49,046
Intrum AB	4,424	119,384
Inwido AB	6,076	96,076
†ITAB Shop Concept AB	1,500	1,978
JM AB	3,305	105,002

LVIP Dimensional International Core Equity Fund–39

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Kabe Group AB Class B	418	$ 11,287
Karnov Group AB	1,736	11,041
Kindred Group PLC	17,043	185,949
KNOW IT AB	1,633	54,133
Lagercrantz Group AB Class B	11,514	130,286
LeoVegas AB	4,528	18,169
Lifco AB Class B	6,100	154,852
Lime Technologies AB	395	11,494
Lindab International AB	6,964	177,153
Loomis AB	6,231	169,962
Lundin Energy AB	2,834	118,955
Medicover AB Class B	1,344	28,754
†Mekonomen AB	2,222	26,164
†Midsona AB Class B	1,338	3,925
MIPS AB	1,818	169,062
†Modern Times Group MTG AB Class B	6,589	95,907
†Momentum Group Komponenter & Tjanster AB	927	7,887
Munters Group AB	4,974	30,814
Mycronic AB	3,341	62,232
NCAB Group AB	1,728	12,009
NCC AB Class B	4,707	66,873
Nederman Holding AB	1,654	33,597
†Net Insight AB Class B	38,456	16,374
New Wave Group AB Class B	5,098	82,691
Nibe Industrier AB Class B	2,520	27,933
Nobia AB	10,077	44,327
Nokian Renkaat Oyj	8,214	133,311
Nolato AB Class B	16,770	124,197
†Nordic Entertainment Group AB Class B	2,429	98,080
Nordic Waterproofing Holding AB	2,580	46,288
†Note AB	708	14,008
Nyfosa AB	5,432	77,661
OEM International AB Class B	1,713	29,733
Peab AB Class B	14,960	150,463
Platzer Fastigheter Holding AB Class B	1,510	18,651
Pricer AB Class B	7,903	16,365
Proact IT Group AB	2,340	17,041
Probi AB	234	9,258
Ratos AB Class B	17,331	89,277
†RaySearch Laboratories AB	882	4,850
Rejlers AB	587	8,303
Resurs Holding AB	8,813	25,838
Rottneros AB	7,980	9,489
Saab AB Class B	3,204	115,727
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Sagax AB Class B	2,136	$ 64,817
Samhallsbyggnadsbolaget i Norden AB	31,695	128,337
Sandvik AB	13,738	291,834
†Scandi Standard AB	5,314	20,103
†Scandic Hotels Group AB	8,740	40,104
†Sdiptech AB Class B	422	16,183
†Sectra AB Class B	8,550	130,603
Securitas AB Class B	19,209	216,703
Semcon AB	1,825	22,624
†Sinch AB	4,060	27,537
Skandinaviska Enskilda Banken AB Class A	17,046	184,282
Skanska AB Class B	14,093	315,291
SKF AB Class A	1,577	29,585
SKF AB Class B	19,906	324,586
SkiStar AB	3,248	60,394
†Solid Forsakring AB	881	4,576
†SSAB AB Class A	13,409	93,170
†SSAB AB Class B	42,085	280,143
†Stendorren Fastigheter AB	358	10,287
Svenska Cellulosa AB SCA Class A	1,121	21,671
Svenska Cellulosa AB SCA Class B	10,906	211,769
Svenska Handelsbanken AB Class A	19,294	177,417
Sweco AB	6,900	100,317
Swedbank AB Class A	9,886	147,654
Swedish Match AB	19,080	143,482
†Swedish Orphan Biovitrum AB	5,057	119,718
Systemair AB	5,564	41,265
Tele2 AB Class B	25,108	379,527
Telefonaktiebolaget LM Ericsson Class A	2,154	20,689
Telefonaktiebolaget LM Ericsson Class B	72,682	662,536
Telia Co. AB	94,005	376,933
Thule Group AB	3,991	157,987
Trelleborg AB Class B	6,807	157,598
Troax Group AB	3,047	78,999
VBG Group AB Class B	1,159	17,147
Vitec Software Group AB Class B	644	33,195
Volati AB	837	13,548
Volvo AB Class A	9,281	177,771
Volvo AB Class B	48,270	900,493
Wallenstam AB Class B	2,582	37,488
Wihlborgs Fastigheter AB	4,936	103,254
		16,560,577
Switzerland–8.20%
ABB Ltd.	30,858	1,001,055

LVIP Dimensional International Core Equity Fund–40

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
†Adecco Group AG	10,987	$ 498,387
Alcon, Inc.	7,745	613,943
†Allreal Holding AG	1,177	252,000
†ALSO Holding AG	544	132,283
†ams-OSRAM AG	20,315	310,962
†APG SGA SA	98	20,681
Arbonia AG	5,155	100,940
†Aryzta AG	71,951	73,339
†Ascom Holding AG	1,382	15,487
Autoneum Holding AG	251	34,812
Bachem Holding AG Class B	167	91,907
Baloise Holding AG	3,294	588,297
Banque Cantonale de Geneve	199	35,211
Banque Cantonale Vaudoise	2,070	179,094
Barry Callebaut AG	206	482,957
Bell Food Group AG	177	51,971
Bellevue Group AG	933	39,004
Berner Kantonalbank AG	349	84,601
BKW AG	751	94,064
†Bobst Group SA	566	55,767
Bossard Holding AG Class A	510	119,543
Bucher Industries AG	517	208,976
Burckhardt Compression Holding AG	160	84,553
Burkhalter Holding AG	316	24,711
Bystronic AG	97	100,028
Calida Holding AG	290	15,973
Carlo Gavazzi Holding AG	46	13,871
Cembra Money Bank AG	2,367	173,985
Chocoladefabriken Lindt & Spruengli AG	2	241,917
†Cicor Technologies Ltd.	245	13,124
Cie Financiere Richemont SA Class A	5,356	678,899
Cie Financiere Tradition SA	107	12,506
†Clariant AG	31,550	547,488
Coca-Cola HBC AG	4,962	103,487
†Coltene Holding AG	332	37,366
Comet Holding AG	158	45,628
†Credit Suisse Group AG	22,997	181,035
†Credit Suisse Group AG ADR	29,550	231,968
Daetwyler Holding AG	538	177,961
DKSH Holding AG	2,900	244,244
dormakaba Holding AG	215	110,277
†Dufry AG	4,333	182,323
†EFG International AG	9,157	70,564
Emmi AG	145	157,989
EMS-Chemie Holding AG	88	85,519
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Energiedienst Holding AG	234	$ 11,649
†Evolva Holding SA	58,889	7,182
†Feintool International Holding AG	279	14,650
Fenix Outdoor International AG	263	29,598
†Flughafen Zurich AG	1,495	268,333
Forbo Holding AG	74	126,059
Galenica AG	3,768	290,084
†GAM Holding AG	14,490	17,890
Geberit AG	932	574,537
Georg Fischer AG	303	362,044
Givaudan SA	113	467,022
†Glencore PLC	302,170	1,966,131
Gurit Holding AG	24	38,444
Helvetia Holding AG	2,865	374,031
†HOCHDORF Holding AG	78	3,443
†Holcim Ltd.	13,361	649,836
Huber & Suhner AG	1,033	96,627
Hypothekarbank Lenzburg AG	7	31,968
†Implenia AG	1,019	24,920
†Ina Invest Holding AG	203	4,226
Inficon Holding AG	109	124,943
Interroll Holding AG	41	135,053
Intershop Holding AG	54	37,342
†Investis Holding SA	307	37,376
Julius Baer Group Ltd.	13,400	775,786
†Jungfraubahn Holding AG	291	45,033
Kardex Holding AG	617	142,088
†Komax Holding AG	254	71,067
†Kudelski SA	1,531	5,484
Kuehne & Nagel International AG	1,421	403,463
†Landis & Gyr Group AG	1,668	105,502
LEM Holding SA	36	87,187
Liechtensteinische Landesbank AG	961	57,614
Logitech International SA	4,000	296,468
†Lonza Group AG	248	179,702
Luzerner Kantonalbank AG	284	133,233
†Medacta Group SA	345	41,144
†Medartis Holding AG	190	25,455
†Medmix AG	1,270	44,420
Metall Zug AG Class B	22	50,473
†Mobilezone Holding AG	2,635	46,543
Mobimo Holding AG	541	172,590
Nestle SA	48,253	6,273,791
Novartis AG	21,379	1,876,895
Novartis AG ADR	1,018	89,330
†Novavest Real Estate AG	237	11,901
OC Oerlikon Corp. AG	14,129	112,593

LVIP Dimensional International Core Equity Fund–41

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
†Orascom Development Holding AG	824	$ 8,293
†Orior AG	492	48,079
Partners Group Holding AG	461	570,811
Phoenix Mecano AG	34	14,405
Plazza AG Class A	93	35,171
PSP Swiss Property AG	2,046	268,706
†Rieter Holding AG	353	57,126
Roche Holding AG	10,477	4,162,482
Romande Energie Holding SA	25	33,277
Schaffner Holding AG	33	11,285
Schindler Holding AG	592	126,148
Schweiter Technologies AG	88	107,678
†Sensirion Holding AG	372	45,767
SFS Group AG	1,215	169,229
SGS SA	151	419,802
†Siegfried Holding AG	333	274,481
†Siemens Energy AG	10,321	234,810
†SIG Combibloc Group AG	16,950	427,307
Sika AG	2,266	749,714
†Softwareone Holding AG	2,648	37,330
Sonova Holding AG	1,269	530,110
St Galler Kantonalbank AG	243	121,352
STMicroelectronics NV	14,755	641,311
Straumann Holding AG	222	354,464
Sulzer AG	1,270	105,493
Swatch Group AG	3,251	438,777
Swiss Life Holding AG	1,428	915,070
†Swiss Prime Site AG	5,751	567,191
Swiss Re AG	6,649	632,944
†Swiss Steel Holding AG	99,178	29,747
Swisscom AG	1,723	1,035,189
Swissquote Group Holding SA	868	156,419
Tecan Group AG	329	130,067
Temenos AG	2,955	284,241
†TX Group AG	202	33,632
†u-blox Holding AG	564	54,791
UBS Group AG	37,275	728,371
Valiant Holding AG	1,122	115,932
†Valora Holding AG	314	58,586
VAT Group AG	1,234	469,832
Vaudoise Assurances Holding SA	70	34,569
Vetropack Holding AG	950	44,438
†Vifor Pharma AG	3,686	657,181
Vontobel Holding AG	2,352	197,793
VP Bank AG Class A	349	35,990
VZ Holding AG	830	78,512
†V-ZUG Holding AG	220	26,471
Walliser Kantonalbank	94	11,393
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
†Warteck Invest AG	8	$ 20,508
Ypsomed Holding AG	215	37,761
Zehnder Group AG	646	55,841
Zug Estates Holding AG Class B	24	52,465
†Zuger Kantonalbank AG	9	71,490
†Zurich Insurance Group AG	1,975	975,452
		42,867,131
Taiwan–0.00%
†FIT Hon Teng Ltd.	30,000	4,434
		4,434
United Arab Emirates–0.00%
=,†NMC Health PLC	2,337	0
		0
United Kingdom–12.14%
4imprint Group PLC	1,552	57,290
888 Holdings PLC	14,760	35,774
†Abcam PLC	632	11,423
abrdn PLC	171,669	480,690
Admiral Group PLC	5,705	191,316
AG Barr PLC	6,257	43,794
Airtel Africa PLC	62,037	113,254
AJ Bell PLC	12,191	48,423
Alfa Financial Software Holdings PLC	4,940	10,318
Alliance Pharma PLC	27,699	41,845
†Allied Minds PLC	501	134
Anglo American PLC	35,336	1,836,141
Anglo-Eastern Plantations PLC	1,229	12,335
†Ascential PLC	18,868	85,908
Ashmore Group PLC	20,103	61,057
Ashtead Group PLC	7,812	491,878
†ASOS PLC	2,441	51,355
Associated British Foods PLC	6,035	131,099
†Aston Martin Lagonda Global Holdings PLC	1,497	19,187
AstraZeneca PLC	251	33,286
AstraZeneca PLC ADR	10,153	673,550
Auto Trader Group PLC	34,192	282,264
AVEVA Group PLC	1,537	49,093
Aviva PLC	92,662	548,273
Avon Rubber PLC	1,962	33,506
B&M European Value Retail SA	44,154	308,914
†Babcock International Group PLC	42,799	181,721
BAE Systems PLC	91,011	854,725
Bakkavor Group PLC	16,224	23,955

LVIP Dimensional International Core Equity Fund–42

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Balfour Beatty PLC	35,114	$ 118,325
Bank of Georgia Group PLC	3,870	60,396
Barclays PLC	189,947	368,208
Barclays PLC ADR	15,733	124,291
Barratt Developments PLC	21,025	143,134
Beazley PLC	36,886	202,817
Begbies Traynor Group PLC	6,705	10,217
Bellway PLC	7,024	223,280
†Berkeley Group Holdings PLC	5,729	279,441
Biffa PLC	22,254	92,796
Bloomsbury Publishing PLC	5,977	33,215
Bodycote PLC	13,509	111,547
†boohoo Group PLC	35,966	41,666
BP PLC	271,037	1,328,726
BP PLC ADR	22,280	655,032
Braemar Shipping Services PLC	3,535	10,611
Brewin Dolphin Holdings PLC	18,204	122,142
British American Tobacco PLC	24,554	1,031,199
Britvic PLC	20,631	218,712
BT Group PLC	477,604	1,138,755
Bunzl PLC	7,335	284,459
Burberry Group PLC	9,821	214,389
Bytes Technology Group PLC	13,619	89,059
†Capita PLC	105,348	28,657
†Capricorn Energy PLC	47,847	138,151
†Card Factory PLC	28,435	16,940
CareTech Holdings PLC	3,842	34,872
†Carnival PLC	1,149	20,812
†Carnival PLC ADR	748	13,666
Carr's Group PLC	4,050	8,121
†Cazoo Group Ltd.	3,109	8,581
Central Asia Metals PLC	13,232	41,370
†Centrica PLC	499,827	522,845
Chemring Group PLC	20,014	85,077
Chesnara PLC	13,328	52,827
Clarkson PLC	579	27,978
Clinigen Group PLC	6,520	78,965
Clipper Logistics PLC	5,319	61,628
Close Brothers Group PLC	10,605	165,077
CLS Holdings PLC	9,454	24,781
CMC Markets PLC	11,645	38,932
Coats Group PLC	84,286	84,481
Coca-Cola Europacific Partners PLC	5,883	288,946
Compass Group PLC	15,747	338,877
Computacenter PLC	6,315	242,789
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
ContourGlobal PLC	12,883	$ 32,198
ConvaTec Group PLC	43,899	123,989
†Costain Group PLC	7,704	3,992
†Countryside Partnerships PLC	15,432	54,550
Cranswick PLC	2,919	134,737
Crest Nicholson Holdings PLC	18,290	63,901
Croda International PLC	1,875	192,884
Currys PLC	84,982	100,776
CVS Group PLC	2,202	51,836
†De La Rue PLC	5,613	7,959
Dechra Pharmaceuticals PLC	1,086	57,658
Devro PLC	15,625	42,719
DFS Furniture PLC	17,021	46,443
Diageo PLC	3,922	198,942
Diageo PLC ADR	3,790	769,901
†Dignity PLC	2,479	16,446
Diploma PLC	5,621	192,973
Direct Line Insurance Group PLC	85,734	308,931
DiscoverIE Group PLC	4,227	43,363
Diversified Energy Co. PLC	15,850	24,676
Domino's Pizza Group PLC	23,734	118,041
dotdigital group plc	7,254	7,881
Drax Group PLC	28,797	296,138
DS Smith PLC	92,410	388,650
Dunelm Group PLC	9,635	137,291
DWF Group plc	15,197	22,814
†easyJet PLC	10,076	73,098
Electrocomponents PLC	32,972	465,672
†Elementis PLC	50,751	78,567
EMIS Group PLC	3,771	65,843
Endeavour Mining PLC	14,556	361,062
†Energean PLC	3,643	56,997
†EnQuest PLC	228,058	91,184
†Ergomed PLC	553	9,774
†Esken Ltd.	7,351	1,063
Essentra PLC	15,514	63,897
Euromoney Institutional Investor PLC	4,661	60,136
=,†,πEvraz PLC	20,000	0
Experian PLC	14,775	569,216
FDM Group Holdings PLC	5,430	74,958
Ferrexpo PLC	25,210	61,208
Fevertree Drinks PLC	4,024	93,956
†Firstgroup PLC	55,434	80,718
FLEX LNG Ltd.	2,019	55,932
Forterra PLC	15,583	47,594
Foxtons Group PLC	7,206	4,070
†Frasers Group PLC	16,643	137,743
†Frontier Developments PLC	992	16,230

LVIP Dimensional International Core Equity Fund–43

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Fuller Smith & Turner PLC Class A	2,606	$ 21,018
Future PLC	2,050	69,658
Galliford Try Holdings PLC	7,192	16,698
Games Workshop Group PLC	2,160	205,398
Gamma Communications PLC	4,520	80,030
GB Group PLC	1,366	9,835
Gem Diamonds Ltd.	5,209	3,873
Genel Energy Plc	15,768	38,242
Genuit Group PLC	10,895	69,875
Genus PLC	728	26,988
†Georgia Capital PLC	2,757	22,699
GlaxoSmithKline PLC	22,752	492,284
GlaxoSmithKline PLC ADR	25,756	1,121,931
†Go-Ahead Group PLC	4,885	52,878
Goodwin PLC	290	12,953
Grainger PLC	39,540	150,797
†Greencore Group PLC	40,405	68,205
Greggs PLC	10,010	321,497
Gulf Keystone Petroleum Ltd.	21,757	67,643
†Gym Group PLC	10,516	26,855
H&T Group PLC	1,906	8,663
Halfords Group PLC	18,444	59,603
Halma PLC	4,637	151,709
†Harbour Energy PLC	16,660	105,330
Hargreaves Lansdown PLC	8,228	108,452
Harworth Group PLC	7,902	18,463
Hays PLC	93,860	150,299
Headlam Group PLC	2,792	13,914
Helical PLC	8,670	46,810
†Helios Towers PLC	23,052	34,946
Henry Boot PLC	9,398	39,012
Hikma Pharmaceuticals PLC	7,710	208,000
Hill & Smith Holdings PLC	3,711	71,425
Hilton Food Group PLC	5,422	87,930
Hiscox Ltd.	14,388	185,544
Hochschild Mining PLC	22,075	37,061
†Hollywood Bowl Group PLC	7,810	24,671
HomeServe PLC	22,425	248,336
Howden Joinery Group PLC	43,923	440,329
HSBC Holdings PLC ADR	43,094	1,474,677
HSBC Holdings PLC (London Shares)	30,517	208,448
Hunting PLC	13,315	52,561
†Hyve Group PLC	1,393	1,298
Ibstock PLC	23,433	53,781
IMI PLC	23,615	420,442
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Impax Asset Management Group PLC	2,656	$ 34,172
Imperial Brands PLC	48,019	1,011,507
Inchcape PLC	32,613	285,369
†Indivior PLC	58,090	213,820
†Informa PLC	29,384	230,224
IntegraFin Holdings PLC	14,064	77,780
InterContinental Hotels Group PLC ADR	3,029	208,456
†International Consolidated Airlines Group SA	7,894	14,642
Intertek Group PLC	3,801	259,295
Investec PLC	51,086	337,961
iomart Group PLC	2,391	5,107
†IQE PLC	30,765	13,660
†ITV PLC	154,197	165,025
†IWG PLC	61,700	211,079
†J D Wetherspoon PLC	4,879	49,697
J Sainsbury PLC	81,930	271,170
†James Fisher & Sons PLC	3,307	15,031
James Halstead PLC	7,488	22,730
†JD Sports Fashion PLC	109,883	211,735
†JET2 PLC	3,318	49,788
†John Menzies PLC	6,643	51,801
†John Wood Group PLC	59,570	125,641
Johnson Matthey PLC	10,370	253,616
†Johnson Service Group PLC	23,518	36,278
Jupiter Fund Management PLC	34,225	92,887
†Just Group PLC	95,906	110,169
Kainos Group PLC	7,314	127,114
Keller Group PLC	6,436	70,263
†Kier Group PLC	20,024	22,438
†Kin & Carta PLC	6,598	22,030
Kingfisher PLC	91,827	306,486
†Lamprell PLC	12,474	4,752
Lancashire Holdings Ltd.	10,868	61,281
Legal & General Group PLC	131,037	464,577
†Liberty Global PLC Class A	1,294	33,010
†Liberty Global PLC Class C	3,168	82,083
Liontrust Asset Management PLC	1,626	27,014
Lloyds Banking Group PLC	725,888	442,041
Lloyds Banking Group PLC ADR	169,630	408,808
London Stock Exchange Group PLC	2,546	265,498
†Lookers PLC	29,788	35,963
LSL Property Services PLC	3,879	19,771
Luceco PLC	14,452	38,716
Macfarlane Group PLC	5,587	9,431
Man Group PLC	128,131	391,008

LVIP Dimensional International Core Equity Fund–44

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Marks & Spencer Group PLC	140,962	$ 284,512
Marshalls PLC	11,365	101,003
†Marston's PLC	45,699	48,806
†McBride PLC	15,062	8,429
Mears Group PLC	12,639	34,203
†Mediclinic International PLC	36,094	167,947
†Meggitt PLC	25,843	257,176
Melrose Industries PLC	100,178	162,503
†Metro Bank PLC	6,365	7,455
Micro Focus International PLC	22,430	118,511
Micro Focus International PLC Sponsored ADR	2,621	13,891
Midwich Group PLC	1,736	14,367
†Mitchells & Butlers PLC	24,688	75,516
Mitie Group PLC	80,923	58,064
MJ Gleeson PLC	2,085	16,160
Mondi PLC	15,366	298,682
Moneysupermarket.com Group PLC	35,323	87,854
Morgan Advanced Materials PLC	24,596	99,716
Morgan Sindall Group PLC	3,198	100,694
Mortgage Advice Bureau Holdings Ltd.	3,472	51,995
†Motorpoint group PLC	3,394	12,508
†N Brown Group PLC	7,054	2,780
†National Express Group PLC	43,564	133,049
National Grid PLC	6,001	92,225
National Grid PLC ADR	5,177	397,956
Natwest Group PLC ADR	23,083	131,111
NatWest Group PLC	53,246	150,385
NCC Group PLC	15,754	37,790
Next Fifteen Communications Group PLC	2,260	39,544
Next PLC	3,069	241,379
Nichols PLC	578	10,402
Norcros PLC	5,059	17,112
Numis Corp. PLC	6,867	22,992
†Ocado Group PLC	1,546	23,607
†Odfjell Technology Ltd.	1,683	3,879
†On the Beach Group PLC	10,599	32,650
†Oxford Biomedica PLC	561	4,967
Oxford Instruments PLC	3,788	104,414
Pagegroup PLC	30,187	194,477
Pan African Resources PLC	36,317	10,687
PayPoint PLC	4,583	35,039
Pearson PLC	23,069	226,192
Pearson PLC ADR	4,102	40,897
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Pendragon PLC	139,742	$ 51,465
Pennon Group PLC	11,040	155,380
Persimmon PLC	11,465	321,494
†Petrofac Ltd.	31,142	42,628
Pets at Home Group PLC	41,674	196,869
†Pharos Energy PLC	14,884	5,327
Phoenix Group Holdings PLC	29,056	232,793
†Photo-Me International PLC	14,970	14,021
†Playtech PLC	19,897	154,735
Polar Capital Holdings PLC	4,376	35,698
Porvair PLC	1,608	13,308
†PPHE Hotel Group Ltd.	770	14,667
Premier Foods PLC	53,193	79,660
Prudential PLC	13,731	202,714
Prudential PLC ADR	1,713	50,671
PZ Cussons PLC	17,088	43,751
QinetiQ Group PLC	33,003	131,151
†Rank Group PLC	8,180	14,464
Reach PLC	25,344	60,896
Reckitt Benckiser Group PLC	7,315	558,031
Redde Northgate PLC	22,698	128,810
Redrow PLC	25,611	175,204
RELX PLC	8,237	256,281
RELX PLC ADR	13,938	433,472
Renew Holdings PLC	979	8,728
†Renewi PLC	5,538	48,088
Renishaw PLC	192	9,691
Rentokil Initial PLC	53,152	366,136
†Restaurant Group PLC	41,294	33,027
Ricardo PLC	2,769	14,276
Rightmove PLC	37,862	312,916
Rio Tinto PLC	12,483	997,973
Rio Tinto PLC ADR	27,290	2,194,116
Robert Walters PLC	3,858	35,476
†Rolls-Royce Holdings PLC	140,122	184,260
Rotork PLC	43,440	184,969
Royal Mail PLC	77,199	331,697
RPS Group PLC	21,381	29,385
RWS Holdings PLC	5,347	25,989
Sabre Insurance Group PLC	12,837	38,987
†Saga PLC	5,262	16,037
Sage Group PLC	15,240	139,639
†Savannah Energy PLC	28,585	10,514
Savills PLC	10,336	150,299
Schroders PLC	3,047	128,307
Schroders PLC Non-Voting Shares	950	23,820
†Senior PLC	23,298	39,053
Serco Group PLC	95,919	180,584

LVIP Dimensional International Core Equity Fund–45

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Serica Energy PLC	6,735	$ 35,045
Severfield PLC	10,593	9,320
Severn Trent PLC	5,742	231,427
Shell PLC	102,346	4,010,135
†SIG PLC	58,377	33,083
Smart Metering Systems PLC	4,474	46,221
Smith & Nephew PLC	6,895	109,664
Smith & Nephew PLC ADR	2,921	93,180
Smiths Group PLC	16,898	320,149
Softcat PLC	8,387	187,740
Spectris PLC	3,913	132,708
Speedy Hire PLC	45,398	32,134
Spirax-Sarco Engineering PLC	1,851	302,603
†Spire Healthcare Group PLC	26,170	83,520
Spirent Communications PLC	29,042	90,461
SSE PLC	31,044	709,325
†SSP Group PLC	26,374	78,227
St. James's Place PLC	14,805	279,124
†Stagecoach Group PLC	50,853	70,945
Standard Chartered PLC	53,338	354,058
SThree PLC	11,172	60,384
=,†Studio Retail Group PLC	3,000	4,532
STV Group PLC	2,471	10,128
Subsea 7 SA	10,721	99,607
†Superdry PLC	2,865	6,037
Synthomer PLC	23,821	95,183
Tate & Lyle PLC	36,327	348,235
Tatton Asset Management PLC	5,219	30,852
Taylor Wimpey PLC	138,508	235,867
†Ted Baker PLC	3,155	5,330
Telecom Plus PLC	4,932	98,627
Tesco PLC	131,393	475,682
TI Fluid Systems PLC	8,152	20,359
Topps Tiles PLC	15,052	11,032
†TORM PLC Class A	3,804	32,781
TP ICAP Group PLC	56,555	110,177
TT Electronics PLC	12,612	33,876
†Tullow Oil PLC	46,296	32,369
Tyman PLC	15,851	65,835
Ultra Electronics Holdings PLC	3,056	132,779
Unilever PLC	7,977	360,610
Unilever PLC ADR	26,314	1,199,129
United Utilities Group PLC	13,466	198,294
Vertu Motors PLC	36,292	30,893
Vesuvius PLC	12,213	54,614
Victrex PLC	4,142	99,013
Virgin Money UK PLC	101,303	225,377
Vistry Group PLC	18,196	223,887
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Vitec Group PLC	2,446	$ 43,378
Vivo Energy PLC	7,163	12,854
Vodafone Group PLC	678,643	1,112,828
Vodafone Group PLC ADR	26,464	439,832
Volex PLC	4,222	14,658
Volution Group PLC	1,302	7,107
Vp PLC	1,013	11,178
†Watches of Switzerland Group PLC	16,194	240,653
Watkin Jones PLC	10,791	36,290
Weir Group PLC	9,625	205,396
†WH Smith PLC	8,574	160,143
†Whitbread PLC	5,075	188,961
Wincanton PLC	9,853	49,961
WPP PLC	22,841	298,945
†Xaar PLC	886	2,994
XP Power Ltd.	694	31,589
Young & Co's Brewery PLC Class A	2,151	39,983
Zotefoams PLC	3,613	15,624
		63,443,805
United States–0.09%
Arko Corp.	2,139	19,465
Jackson Financial, Inc. Class A	428	18,930
Primo Water Corp.	8,659	123,330
†REC Silicon ASA	10,625	17,500
Waste Connections, Inc.	2,164	302,311
		481,536
Total Common Stock (Cost $438,992,532)		515,476,924
PREFERRED STOCKS–0.51%
Germany–0.51%
Bayerische Motoren Werke AG 2.80%	2,185	169,246
†Biotest AG 0.10%	349	14,285
Draegerwerk AG & Co. KGaA 0.40%	847	46,869
Fuchs Petrolub SE 3.23%	4,348	157,752
Henkel AG & Co. KGaA 3.11%	2,413	161,506
Jungheinrich AG 1.87%	4,759	137,809
Porsche Automobil Holding SE 2.74%	2,822	271,459
Sartorius AG 0.33%	449	198,163
Schaeffler AG 4.35%	9,333	57,585
Sixt SE 0.07%	1,325	98,985
STO SE & Co. KGaA 2.48%	210	48,014
Villeroy & Boch AG 4.61%	830	21,932
Volkswagen AG 3.27%	7,239	1,244,031
Total Preferred Stocks (Cost $2,626,170)		2,627,636

LVIP Dimensional International Core Equity Fund–46

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
WARRANTS–0.00%
Australia–0.00%
=,†Decmil Group Ltd. exp 9/15/22 exercise price AUD 1.0000	1,097	$ 0
		0
Canada–0.00%
†Cenovus Energy, Inc. exp 1/01/26 exercise price CAD 6.5400	734	8,513
		8,513
Italy–0.00%
=,†Webuild SpA exp 8/02/30 exercise price EUR 1.0000	746	0
		0
	Number of Shares	Value (U.S. $)
WARRANTS (continued)
Singapore–0.00%
=,†Ezion Holdings Ltd. exp 4/16/23 exercise price SGD 0.2763	26,754	$ 0
		0
Total Warrants (Cost $2,734)		8,513

TOTAL INVESTMENTS–99.13% (Cost $441,621,436)	518,113,073
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.87%	4,571,348
NET ASSETS APPLICABLE TO 43,092,112 SHARES OUTSTANDING–100.00%	$522,684,421

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2022, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Evraz PLC	5/7/2015	$38,805	$0
Raven Property Group Ltd.	7/26/2005	11,879	0
Total		$50,684	$—

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
CAD–Canadian Dollar
EUR–Euro
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LNG–Liquefied Natural Gas
OJSC–Open Joint Stock Company
SDR–Swedish Depositary Receipt
SGD–Singapore Dollar
See accompanying notes.
LVIP Dimensional International Core Equity Fund–47

LVIP Dimensional International Core Equity Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional International Core Equity Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Dimensional International Core Equity Fund–48

LVIP Dimensional International Core Equity Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$3,369,782	$33,166,932	$—*	$36,536,714
Austria	233,009	2,457,561	—	2,690,570
Belgium	296,080	5,863,394	—	6,159,474
Britain	18,146	304,517	—	322,663
Canada	61,673,963	79,231	—	61,753,194
Chile	1,771	308,703	—	310,474
China	—	152,762	—	152,762
Denmark	635,563	10,201,795	—	10,837,358
Faeroe Islands	—	381,264	—	381,264
Finland	276,612	7,935,865	—	8,212,477
France	2,151,768	36,953,219	—	39,104,987
Georgia	11,473	—	—	11,473
Germany	419,101	33,256,439	—	33,675,540
Greenland	—	687,560	—	687,560
Guernsey	—	—	—*	—
Hong Kong	610,040	11,562,289	5,952	12,178,281
Ireland	1,366,613	2,867,193	—	4,233,806
Isle Of Man	—	270,762	—	270,762
Israel	812,967	5,551,938	—	6,364,905
Italy	214,678	11,871,287	—	12,085,965
Japan	555,627	109,482,800	42,361	110,080,788
Jersey	—	206,698	—	206,698
Luxembourg	226,217	1,608,154	—	1,834,371
Macau	—	20,935	—	20,935
Malta	—	13,307	—	13,307
Mexico	—	82,818	—	82,818
Mongolia	—	17,905	—	17,905
Netherlands	4,269,197	14,225,565	—	18,494,762
New Zealand	253,130	2,023,473	—	2,276,603
Norway	346,159	4,652,628	—	4,998,787
Philippines	13,682	—	—	13,682
Portugal	50,073	1,372,258	—	1,422,331
Russia	—	—	—*	—
Singapore	426,479	4,343,489	18,953	4,788,921
Spain	1,011,222	10,886,082	—	11,897,304
Sweden	413,033	16,147,544	—	16,560,577
Switzerland	2,744,609	40,122,522	—	42,867,131
Taiwan	—	4,434	—	4,434
United Arab Emirates	—	—	—*	—
United Kingdom	17,803,253	45,636,020	4,532	63,443,805
United States	464,036	17,500	—	481,536
Preferred Stocks
Germany	14,285	2,613,351	—	2,627,636
Warrants	8,513	—	—*	8,513
Total Investments	$100,691,081	$417,350,194	$71,798	$518,113,073

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2022, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at March 31, 2022, the majority of the Fund’s common stock investments was categorized as Level 2.
LVIP Dimensional International Core Equity Fund–49